SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 87
                                 ----
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  81
                   ----
                     (Check appropriate box or boxes.)

              TOUCHSTONE INVESTMENT TRUST
-----------------------------------------------------------------
         (Exact name of Registrant as Specified in Charter)

      221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
------------------------------------------------------------------
         (Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
-----------------------------------------------------------------
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[x]  on February 1, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

                           TOUCHSTONE INVESTMENT TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Cover Page; Back Cover Page
2...........................  High Yield Fund, Core Bond Fund, Intermediate Term
                              U.S. Government Bond Fund, Money Market Fund, U.S.
                              Government Money Market Fund, Institutional U.S.
                              Government Money Market Fund; Investment
                              Strategies and Risks
3...........................  High Yield Fund, Core Bond Fund, Intermediate Term
                              U.S. Government Bond Fund, Money Market Fund, U.S.
                              Government Money Market Fund, Institutional U.S.
                              Government Money Market Fund
4...........................  High Yield Fund, Core Bond Fund, Intermediate Term
                              U.S. Government Bond Fund, Money Market Fund,
                              U.S. Government Money Market Fund, Institutional
                              U.S. Government Money Market Fund; Investment
                              Strategies and Risks
5..........................   None
6...........................  The Funds' Management
7...........................  Choosing a Class of Shares, Investing with
                              Touchstone, Distributions and Taxes
8............................ Choosing a Class of Shares, Investing with
                              Touchstone
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  Definitions, Policies and Risk
                              Considerations, Quality Ratings of Fixed-Income
                              Obligations, Investment Limitations, Portfolio
                              Turnover
13..........................  Trustees and Officers
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plans, Custodian,
                              Independent Auditors, Transfer, Accounting and
                              Administrative Agent
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Choosing a Share Class, Other
                              Purchase Information, Purchases and Redemptions in
                              Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Historical Performance Information
22..........................  Annual Report

Prospectus                                                     February 1, 2003

TOUCHSTONE INVESTMENTS

Touchstone High Yield Fund

Touchstone Core Bond Fund

Touchstone Intermediate Term U.S. Government Bond Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund

Touchstone Institutional U.S. Government Money Market Fund

Each Fund is a series of Touchstone Investment Trust (the "Trust"), a group of taxable bond and money market mutual funds (the "Funds"). The Trust is part of the Touchstone Family of Funds, which also consists of Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market funds and Touchstone Variable Series Trust, a group of variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 1.800.543.0407.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                          Page
--------------------------------------------------------------------------------
High Yield Fund
--------------------------------------------------------------------------------
Core Bond Fund
--------------------------------------------------------------------------------
Touchstone Intermediate Term U.S. Government Bond Fund
--------------------------------------------------------------------------------
Money Market Fund
--------------------------------------------------------------------------------
Touchstone U.S. Government Money Market Fund
--------------------------------------------------------------------------------
Touchstone Institutional U.S. Government Money Market Fund
--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------
The Funds' Management
--------------------------------------------------------------------------------
Choosing a Class of Shares
--------------------------------------------------------------------------------
Investing With Touchstone
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

  The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

            Multiple Classes of Shares are Offered by this Prospectus

HIGH YIELD FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily, under normal circumstances, in non-investment grade debt securities (at least 80% of assets). Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the High Yield Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

HIGH YIELD FUND - CLASS A TOTAL RETURNS

2001      5.19%          Best Quarter:  4th Quarter 2002    + 6.26%
2002      3.89%          Worst Quarter: 3rd Quarter 2002    - 3.84%

The table compares the Fund's average annual total returns to those of the Merrill Lynch High Yield Master Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                 Since
                                                1 Year           Class
                                                                 Started1
--------------------------------------------------------------------------------
HIGH YIELD FUND CLASS A
Return Before Taxes                              -1.01%            2.44%
Return After Taxes on Distributions2             -3.97%           -0.89%
Return After Taxes on Distributions and
  Sale of Fund Shares3                           -0.67%            0.30%
Merrill Lynch High Yield Master Index4           -1.14%            1.05%
--------------------------------------------------------------------------------
HIGH YIELD FUND CLASS B
Return Before Taxes                              -0.79%           -0.28%
Merrill Lynch High Yield Master Index4           -1.14%           -1.06%
--------------------------------------------------------------------------------
HIGH YIELD FUND CLASS C
Return Before Taxes                               3.11%            3.79%
Merrill Lynch High Yield Master Index4           -1.14%            1.46%
--------------------------------------------------------------------------------

1 Class A shares began operations on May 1, 2000, Class B shares began operations on May 1, 2001 and Class C shares began operations on May 23, 2000.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
3 When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
4 The Merrill Lynch High Yield Master Index is an unmanaged index consisting of non-investment grade bonds with maturities of 1 year or more.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                                    Shareholder Fees
                                                        (fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------
                                                  Class A Shares     Class B Shares      Class C Shares
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price)          4.75%1             None                None

Maximum Deferred Sales Charge
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                 *             5.00%2              1.00%3

Wire Redemption Fee                                   Up to $15         Up to $15           Up to $15


                                                             Annual Fund Operating Expenses4
                                                       (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------------------
Management Fees                                         0.60%             0.60%               0.60%

Distribution (12b-1) Fees                               0.35%             0.99%               0.99%

Other Expenses                                          1.35%             4.30%               7.08%

Total Annual Fund Operating Expenses                    2.30%             5.89%               8.67%

Fee Waiver and/or Expense Reimbursement5                1.25%             4.09%               6.87%

Net Expenses                                            1.05%             1.80%               1.80%
--------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge of 1.00% if shares are redeemed within 1 year of their purchase.
1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.
2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.
3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
4 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended September 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.
5 Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05% for Class A shares and 1.80% for Class B and Class C shares (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least September 30, 2003.

The following example should help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                                                   Assuming No
                    Assuming Redemption at End of Period            Redemption
--------------------------------------------------------------------------------
              Class A Shares   Class B Shares   Class C Shares    Class B Shares
--------------------------------------------------------------------------------

1 Year           $    577         $    583         $    183         $    183

3 Years1         $  1,045         $  1,588         $  1,907         $  1,388

5 Years1         $  1,538         $  2,671         $  3,507         $  2,571

10 Years1        $  2,893         $  4,792 2       $  7,021         $  4,792 2


1 The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
2    Based on conversion to Class A shares after 8 years.

CORE BOND FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily, under normal circumstances, in bonds (at least 80% of assets). Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment-grade debt securities.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
     o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o If the issuer of a security is unable to make timely payments of principal or interest when due

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Core Bond Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

CORE BOND FUND - CLASS A TOTAL RETURNS


1995      16.95%         Best Quarter:  2nd Quarter 1995    + 5.21%
1996       2.85%         Worst Quarter: 1st  Quarter 1996   - 2.10%
1997       7.30%
1998       8.56%
1999      -1.68%
2000       9.72%
2001       6.65%
2002       8.74%

The table compares the Fund's average annual total returns to those of the Lehman Brothers Aggregate Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                              Since
                                                                              Class
                                                  1 Year      5 Years         Started1
-------------------------------------------------------------------------------------------
CORE BOND FUND CLASS A
Return Before Taxes                                 3.58%       5.28%           6.45%
Return After Taxes on Distributions2                1.81%       2.84%           3.77%
Return After Taxes on Distributions
  and Sale of Fund Shares                           2.24%       2.99%           3.81%
Lehman Brothers Aggregate Index3                   10.26%       7.55%           8.42%
---------------------------------------------------------------------------------------------
CORE BOND FUND CLASS B
Return Before Taxes                                 3.99%       N/A             4.81%
Lehman Brothers Aggregate Index3                   10.26%       N/A             9.45%
---------------------------------------------------------------------------------------------
CORE BOND FUND CLASS C
Return Before Taxes                                 7.89%       5.18%           6.08%
Lehman Brothers Aggregate Index3                   10.26%       7.55%           8.42%
---------------------------------------------------------------------------------------------

1 Class A shares began operations on October 3, 1994, Class B shares began operations on May 1, 2001 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
3 The Lehman Brothers Aggregate Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of about 10 years.

THE FUND'S FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------

This table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                                    Shareholder Fees
                                                        (fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------
                                                  Class A Shares     Class B Shares      Class C Shares
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                   4.75%1              None                None

Maximum Deferred Sales Charge
(as a percentage of original purchase price
or the amount redeemed, whichever is less)               *               5.00%2              1.00%3

Wire Redemption Fee                                  Up to $15          Up to $15           Up to $15


                                                             Annual Fund Operating Expenses4
                                                       (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------
Management Fees                                       0.50%              0.50%               0.50%

Distribution (12b-1) Fees                             0.25%              0.99%               1.00%

Other Expenses                                        0.70%              3.37%               1.33%

Total Annual Fund Operating Expenses                  1.45%              4.86%               2.83%

Fee Waiver and/or Expense Reimbursement4              0.55%              3.21%               1.18%

Net Expenses                                          0.90%              1.65%               1.65%
--------------------------------------------------------------------------------------------------------

*    Purchases of $1 million or more do not pay a front-end  sales  charge,  but may pay a contingent deferred sales charge of 1.00% if shares are redeemed  within 1 year of their purchase.
1    You may pay a reduced  sales  charge on very large  purchases.  There is no initial sales charge on certain  purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.
2    You will  pay a 5.00%  contingent  deferred  sales  charge  if  shares  are redeemed  within 1 year of their  purchase.  The contingent  deferred sales charge will be  incrementally  reduced over time. After the 6th year, there is no contingent  deferred  sales charge.  The  contingent deferred  sales charge  may  be  waived  under  certain  circumstances  described  in  this
     Prospectus.
3    The 1.00% is waived if shares are held for 1 year or longer or under  other circumstances described in this Prospectus.

                                       9

4    Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.90% for Class A shares and 1.65% for Class
     B and Class C shares (the  "Sponsor  Agreement").  The Sponsor Agreement will remain in place until at least September 30, 2003.

     The following example should help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   Assuming No
                     Assuming Redemption at End of Period           Redemption
--------------------------------------------------------------------------------
               Class A Shares   Class B Shares   Class C Shares   Class B Shares
--------------------------------------------------------------------------------
1 Year            $    562         $    568         $    168         $    168

3 Years1          $    860         $  1,374         $    765         $  1,174

5 Years1          $  1,180         $  2,283         $  1,389         $  2,183

10 Years1         $  2,083         $  4,034 2       $  3,072         $  4,034 2
--------------------------------------------------------------------------------

1 The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
2    Based on conversion to Class A shares after 8 years.

TOUCHSTONE INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Intermediate Term U.S. Government Bond Fund seeks high current income, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily, under normal circumstances, in U.S. Government bonds (at least 80% of assets). U.S. Government bonds include U.S. Government securities and mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years.

The Fund generally invests in U.S. Government bonds having an effective maturity of 20 years or less. The Fund also invests in securities issued on a to-be-announced basis. To-be-announced securities are securities that are paid for and delivered within 15 to 45 days after the date of their purchase.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
     o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o Because to-be-announced securities involve additional risks, such as committing to purchase securities before all the specific information about the securities is known

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Intermediate Term U.S. Government Bond Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND - CLASS A TOTAL RETURNS

1993      10.33%         Best Quarter:  2nd Quarter 1995    +5.95%
1994      -6.30%         Worst Quarter: 1st  Quarter 1994   -4.07%
1995      16.86%
1996       2.53%
1997       7.22%
1998       7.97%
1999      -1.96%
2000       9.99%
2001       6.44%
2002       9.15%

The table compares the Fund's average annual total returns to those of the Lehman Brothers Intermediate Government Bond Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                          1 Year      5 Years      10 Years
--------------------------------------------------------------------------------------------
INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND CLASS A
Return Before Taxes                                        4.00%        5.19%        5.51%
Return After Taxes on Distributions1                       2.37%        3.07%        3.24%
Return After Taxes on Distributions
  and Sale of Fund Shares                                  2.41%        3.06%        3.24%
Lehman Brothers Intermediate Government Bond Index2        9.84%        7.48%        7.08%

                                                          1 Year   Since Class Started3
---------------------------------------------------------------------------------------------
INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND CLASS B
Return Before Taxes                                        4.26%          4.91%
Lehman Brothers Intermediate Government Bond Index2        9.84%          9.08%
--------------------------------------------------------------------------------------------
INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND CLASS C
Return Before Taxes                                        8.23%          6.74%
Lehman Brothers Intermediate Government Bond Index2        9.84%          8.71%
--------------------------------------------------------------------------------------------
1    After-tax  returns are calculated using the historical  highest  individual federal marginal income tax rates,  and do not reflect the impact of state and local taxes.
     Actual  after-tax  returns  depend on the  investor's tax situation and may differ from those shown above.  After-tax  returns do not apply to investors who hold shares in a  tax-deferred account, such as an individual retirement account or a 401(k) plan.
2    The Lehman  Brothers  Intermediate  Government  Bond Index is an  unmanaged index generally representative of intermediate term  U.S. Government securities.
3    Class B shares  began  operations  on May 1, 2001 and Class C shares  began operations on March 6, 2001.

THE FUND'S FEES AND EXPENSES
----------------------------------------------------------------------------------------------------------

This table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              Shareholder Fees
                                                       (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------
                                                      Class A Shares     Class B Shares     Class C Shares
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price)            4.75%1              None               None

Maximum Deferred Sales Charge
(as a percentage of original purchase price or
the amount redeemed, whichever is less)                     *               5.00%2             1.00%3

Wire Redemption Fee                                     Up to $15          Up to $15          Up to $15


                                                              Annual Fund Operating Expenses4
                                                         (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------------
Management Fees                                           0.50%              0.50%              0.50%

Distribution (12b-1) Fees                                 0.35%              0.99%              0.99%

Other Expenses                                            0.67%              9.19%              4.74%

Total Annual Fund Operating Expenses                      1.52%             10.68%              6.23%

Fee Waiver and/or Expense Reimbursement5                  0.53%              8.85%              4.38%

Net Expenses                                              0.99%              1.83%              1.85%
----------------------------------------------------------------------------------------------------------

*    Purchases of $1 million or more do not pay a front-end  sales  charge,  but may pay a contingent deferred sales charge of 1.00% if shares are redeemed within 1 year of their purchase.
1    You may pay a reduced  sales  charge on very large  purchases.  There is no initial sales charge on certain  purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.
2    You will  pay a 5.00%  contingent  deferred  sales  charge  if  shares  are redeemed within 1 year of their  purchase.  The contingent  deferred sales charge will be  incrementally  reduced over time. After the 6th year, there is no contingent  deferred  sales charge.  The  contingent deferred  sales charge  may  be  waived  under  certain  circumstances  described  in  this
     Prospectus.
3    The 1.00% is waived if shares are held for 1 year or longer or under  other circumstances described in this Prospectus.
4    Annual Fund Operating  Expenses shown above are based upon actual operating history for the fiscal year ended September 30, 2002, except they have been restated to reflect a 0.055% increase in expenses  due to the current fee arrangement with the Fund's administrator.
5    Pursuant to a written contract between  Touchstone  Advisors and the Trust, Touchstone  Advisors
     has  agreed to waive a portion  of its  advisory  fee and/or  reimburse  certain Fund  expenses in order to limit Net Expenses to 0.99% for Class A  shares,  1.83% for Class B shares  and 1.85%
     for Class C shares.   Touchstone   Advisors  has  agreed  to  maintain   these  expense
     limitations through at least September 30, 2003.

The following example should help you compare the cost of investing in the Intermediate Term U.S. Government Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   Assuming No
                    Assuming Redemption at End of Period            Redemption
--------------------------------------------------------------------------------
               Class A Shares   Class B Shares   Class C Shares   Class B Shares
--------------------------------------------------------------------------------
1 Year            $    571         $    586         $    188         $    186

3 Years1          $    883         $  2,466         $  1,457         $  2,266

5 Years1          $  1,217         $  4,217         $  2,696         $  4,117

10 Years1         $  2,158         $  6,789 2       $  5,661         $  6,789 2
--------------------------------------------------------------------------------

1 The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.
2    Based on conversion to Class A shares after 8 years.

MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL  INVESTMENT  STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits
     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
     o    Short-term corporate debt securities
     o    Taxable and tax-exempt municipal securities
     o    Variable and floating rate securities
     o    Repurchase agreements

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS
--------------------------------------------------------------------------------
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

     The Fund's yield may decrease:

     o    If interest rates decrease.
     o If issuers are unable to make timely payments of interest or principal.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Money Market Fund. The bar chart shows the Fund's Class A performance from year to year. The return for Class S shares, offered by the Fund in a separate prospectus, will differ from the Class A returns shown in the bar chart, depending on the expenses of that class. The table shows the Fund's average annual total returns.

The Fund's past performance does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND - CLASS A TOTAL RETURNS

1996      5.06%          Best Quarter:  4th Quarter 2000    +1.55%
1997      5.13%          Worst Quarter: 4th Quarter 2002    +0.39%
1998      5.01%
1999      4.84%
1997      6.05%
2001      3.95%
2002      1.80%

To obtain current yield information, call 1.800.543.0407.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                                     Since
                                           1 Year       5 Years   Fund Started*
-------------------------------------------------------------------------------
Money Market Fund - Class A                 1.80%        4.32%        4.60%
-------------------------------------------------------------------------------
* The Fund began operations on September 29, 1995.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). You may be charged up to $15 for each wire redemption.

                                          ANNUAL FUND OPERATING EXPENSES1
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                     0.48%

Distribution (12b-1) Fees                                           0.35%

Other Expenses                                                      0.50%

Total Annual Fund Operating Expenses                                1.33%

Fee Waiver and/or Expense Reimbursement                             0.68%

Net Expenses2                                                       0.65%
--------------------------------------------------------------------------------

1 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended September 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.
2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.65%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2003.

The following example should help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year          $    66
3 Years         $   354
5 Years         $   664
10 Years        $ 1,542

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of assets), under normal circumstances, in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund may also invest in repurchase agreements collateralized by U.S. Government securities.

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS
--------------------------------------------------------------------------------
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Treasury include Treasury bills, Treasury notes and Treasury bonds. Securities backed only by the credit of the government agency issuing the security include securities issued by the GNMA, FNMA, FHLMC, SLMA, SBA and TVA.

The Fund's yield may decrease:

     o    If interest rates decrease
     o If mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates
     o If issuers are unable to make timely payments of principal and interest

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the U.S. Government Money Market Fund. The bar chart shows the Fund's performance from year to year. The table shows the Fund's average annual total returns.

The Fund's past performance does not necessarily indicate how it will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND TOTAL RETURNS

1993      2.25%          Best Quarter:  4th Quarter 2000    +1.40%
1994      3.16%          Worst Quarter: 4th Quarter 2002    +0.17%
1995      4.89%
1996      4.43%
1997      4.61%
1998      4.58%
1999      4.09%
2000      5.35%
2001      3.08%
2002      0.87%

To obtain current yield information, call 1.800.543.0407.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                          1 Year       5 Years     10 Years
--------------------------------------------------------------------------------
U.S. Government Money Market Fund          0.87%        3.60%        3.74%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). You may be charged up to $15 for each wire redemption.

                                        ANNUAL FUND OPERATING EXPENSES1
                                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   0.49%

Distribution (12b-1) Fees                                         0.35%

Other Expenses                                                    0.62%

Total Annual Fund Operating Expenses                              1.46%

Fee Waiver and/or Expense Reimbursement                           0.51%

Net Expenses2                                                     0.95%
--------------------------------------------------------------------------------

1 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended September 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.
2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.95%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2003.

The following example should help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $     97
3 Years           412
5 Years           749
10 Years        1,703

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

TOUCHSTONE INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily (at least 80% of assets), under normal circumstances, in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund may also invest in repurchase agreements collateralized by U.S. Government securities.

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS
--------------------------------------------------------------------------------
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Treasury include Treasury bills, Treasury notes and Treasury bonds. Securities backed only by the credit of the government agency issuing the security include securities issued by the GNMA, FNMA, FHLMC, SLMA, SBA and TVA.

The Fund's yield may decrease:

     o    If interest rates decrease
     o If mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates
     o If issuers are unable to make timely payments of principal and interest

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Institutional U.S. Government Money Market Fund. The bar chart shows the Fund's performance from year to year. The table shows the Fund's average annual total returns.

The Fund's past performance does not necessarily indicate how it will perform in the future.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND TOTAL RETURNS


1993      2.97%          Best Quarter:  3rd Quarter 2000    +1.57%
1994      3.87%          Worst Quarter: 4th Quarter 2002    +0.34%
1995      5.59%
1996      5.09%
1997      5.22%
1998      5.19%
1999      4.87%
2000      6.11%
2001      4.00%
2002      1.55%

To obtain current yield information, call 1.800.543.0407.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                   1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Institutional U.S. Government Money Market Fund     1.55%      4.33%      4.45%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                        ANNUAL FUND OPERATING EXPENSES1
                                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS).
--------------------------------------------------------------------------------
Management Fees                                                    0.20%

Distribution (12b-1) Fees                                          0.10%

Other Expenses                                                     0.33%

Total Annual Fund Operating Expenses                               0.63%

Fee Waiver and/or Expense Reimbursement                            0.23%

Net Expenses2                                                      0.40%
--------------------------------------------------------------------------------

1 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended September 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.
2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.40%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2003.

The following example should help you compare the cost of investing in the Institutional U.S. Government Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year                        $  41
3 Years                       $ 179
5 Years                       $ 328
10 Years                      $ 764


The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------
Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------
The Core Bond Fund and the Intermediate Term U.S. Government Bond Fund may engage in active trading to achieve their investment goals. This may cause a Fund to realize higher capital gains that would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs that would lower a Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------
Each Fund  (except the Money  Market Fund and the U.S.  Government  Money Market
Fund) may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
HIGH YIELD FUND. The Fund may also invest in:
     o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
     o    Debt securities of emerging market countries
     o Mortgage-related securities and other types of loans and loan participations
     o    U.S. Government securities and securities of foreign governments

CORE BOND FUND. The Fund may also invest in:
     o    Preferred stock
     o Non-investment grade U.S. and foreign debt securities rated as low as B (up to 35% of total assets)
     o Debt securities denominated by foreign currencies (up to 20% of total assets)


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

ASSETS are defined as net assets plus the amount of any borrowings for investment purposes. This definition applies to the discussion of the Funds' principal investment strategies.

MONEY MARKET INSTRUMENTS include:
     o    Bank  obligations
     o    Short-term government securities
     o    Short-term corporate debt securities
     o    Short-term municipal securities
     o    Variable and floating rate securities

BANK OBLIGATIONS include:
     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:
     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Tennessee Valley Authority and the Overseas Private Investment Corporation (OPIC)
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).


INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investors Services, Inc. (Moody's).

NON-INVESTMENT GRADE DEBT SECURITIES are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

     o    The Government National Mortgage Association (GNMA)
     o    The Federal National Mortgage Association (FNMA)
     o    The Federal Home Loan Mortgage Corporation (FHLMC)

The loans may also be grouped together by private issuers such as:

     o    Commercial banks
     o    Savings and loan institutions
     o    Mortgage bankers
     o    Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.


REPURCHASE AGREEMENTS are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

TO-BE-ANNOUNCED SECURITIES are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.


RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------
INTEREST RATE RISK. Each of the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Money Market Fund, the U.S. Government Money Market Fund and the Institutional U.S. Government Money Market Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

     o Non-investment grade debt securities. Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
TOUCHSTONE ADVISORS, INC. (THE "ADVISOR" OR "TOUCHSTONE ADVISORS")
221 East Fourth Street, Cincinnati, Ohio 45202.

Touchstone Advisors is responsible for selecting each Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' sub-advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor. Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the sub-advisor's contract should be renewed, modified or terminated.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisors Act of 1940, as amended, since 1994. As of December 31, 2002, Touchstone Advisors had approximately $1.8 billion in assets under management.

The Trust and Touchstone Advisors have applied for, and the Securities and Exchange Commission has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in the sub-advisor to that Fund.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the sub-advisor, custodian, transfer and accounting agent and administrator. Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the sub-advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:


--------------------------------------------------------------------------------------
High Yield Fund                                      0.60% of average daily net assets
Core Bond Fund                                       0.50% of average daily net assets
Intermediate Term U.S. Government Bond Fund          0.50% of average daily net assets
Money Market Fund                                    0.48% of average daily net assets
U.S. Government Money Market Fund                    0.49% of average daily net assets
Institutional U.S. Government Money Market Fund      0.20% of average daily net assets
---------------------------------------------------------------------------------------

FUND SUB-ADVISOR
--------------------------------------------------------------------------------
FORT WASHINGTON INVESTMENT ADVISORS, INC.(THE "SUB-ADVISOR"OR "FORT WASHINGTON") 420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products.

Fort Washington makes the day-to-day decisions regarding buying and selling specific securities for each Fund. Fort Washington manages the investments held by each Fund according to the Fund's investment goals and strategies.

At Fort Washington, a primary manager and a secondary manager are responsible for the day-to-day management of the Funds. The primary and secondary managers for the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund are as follows:

--------------------------------------------------------------------------------
FUND                      PRIMARY  MANAGER               SECONDARY MANAGER
--------------------------------------------------------------------------------
High Yield Fund           Brendan M. White               Roger M. Lanham
Core Bond Fund            Timothy J. Policinski          Daniel J. Carter
Intermediate Term U.S.
Government Bond Fund      Timothy J. Policinski          Daniel J. Carter
--------------------------------------------------------------------------------

Brendan M. White, CFA, is primarily responsible for managing the High Yield Fund and has managed the Fund since its inception. Mr. White is Vice President and Senior Portfolio Manager of Fort Washington. He has been employed by Fort Washington since 1993 and has 14 years of fixed-income management experience.

Timothy J. Policinski, CFA, is primarily responsible for managing the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund. Mr. Policinski has served as Vice President and Senior Portfolio Manager of Fort Washington since 2001 and has been managing each Fund since that date. Prior to joining Fort Washington, he was employed by Lincoln Investment Management where he served as Vice President, Public Bond Manager from 1997 until 2000 and Vice President, portfolio manager - mutual funds from 1994 until 1997.

Roger M. Lanham, CFA, is the secondary manager of the High Yield Fund and has managed the Fund since its inception. Mr. Lanham is Vice President and Senior Portfolio Manager of Fort Washington. He has been employed by Fort Washington since 1994, prior to which he was a senior portfolio manager for The Western and Southern Life Insurance Company.

Daniel J. Carter, CFA, is the secondary manager of the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund and has managed each Fund since September 2001. Mr. Carter has served as Assistant Portfolio Manager of Fort Washington since 2000. Prior to joining Fort Washington, he was a securities analyst at Ohio Casualty Group from 1999 until 2000 and a securities analyst at Provident Bank from 1996 until 1999.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was as follows:


----------------------------------------------------------------------------------------
High Yield Fund                                        0.40% of average daily net assets
Core Bond Fund                                         0.30% of average daily net assets
Intermediate Term U.S. Government Bond Fund            0.20% of average daily net assets
Money Market Fund                                      0.15% of average daily net assets
U.S. Government Money Market Fund                      0.15% of average daily net assets
Institutional U.S. Government Money Market Fund        0.05% of average daily net assets
----------------------------------------------------------------------------------------


Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund's sub-advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

CHOOSING A CLASS OF SHARES

HIGH YIELD FUND, CORE BOND FUND AND INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND. The High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund each offer Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------------------------------------------------------------------------
The offering price of Class A shares of each of the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

--------------------------------------------------------------------------------
                                   SALES CHARGE AS % OF    SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT             OFFERING PRICE        NET AMOUNT INVESTED
--------------------------------------------------------------------------------

Under $50,000                              4.75%                    4.99%
$50,000 but less than $100,000             4.50%                    4.72%
$100,000 but less than $250,000            3.50%                    3.63%
$250,000 but less than $500,000            2.95%                    3.04%
$500,000 but less than $1 million          2.25%                    2.31%
$1 million or more                         0.00%                    0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as aggregation, concurrent purchases, letters of intent and rights of accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

CLASS B SHARES
--------------------------------------------------------------------------------
BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:


YEAR SINCE PURCHASE PAYMENT MADE         CDSC AS A % OF AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
   First                                                5.00%
   Second                                               4.00%
   Third                                                3.00%
   Fourth                                               2.00%
   Fifth                                                1.00%
   Sixth                                                1.00%
   Seventh and thereafter*                              None
-------------------------------------------------------------------------------
* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------------------------------------------------------------------------
BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of each of the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

12B-1 DISTRIBUTION PLANS
--------------------------------------------------------------------------------
HIGH YIELD FUND, CORE BOND FUND AND INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A, Class B and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of shares. Under the Class A plan, the Funds pay an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. Under the Class B and Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class B or Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND AND INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows Class A shares of the Money Market Fund and shares of the U.S. Government Money Market Fund to pay an annual fee of up to 0.35% of average daily net assets and the Institutional U.S. Government Money Market Fund to pay an annual fee of up to 0.10% of average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------
You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

! INVESTOR ALERT: Each Touchstone Fund reserves the right to reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

----------------------------------------------------------------------------------------------
                           HIGH YIELD FUND                       INSTITUTIONAL
                           CORE BOND FUND                        U.S. GOVERNMENT
                           INTERMEDIATE TERM U.S. GOVERNMENT     MONEY MARKET FUND
                                 BOND FUND
                           MONEY MARKET FUND
                           U.S. GOVERNMENT MONEY MARKET FUND

                           Initial         Additional            Initial          Additional
                           Investment      Investment            Investment       Investment
----------------------------------------------------------------------------------------------
REGULAR ACCOUNT            $ 1,000         $50                   $100,000         $50

RETIREMENT PLAN
ACCOUNT OR CUSTODIAL
ACCOUNT UNDER A UNIFORM
GIFTS/TRANSFERS TO
MINORS ACT ("UGTMA")       $   250         $50                   Not Available    Not Available

INVESTMENTS THROUGH
THE AUTOMATIC INVESTMENT
PLAN                       $    50         $50                   Not Available    Not Available
----------------------------------------------------------------------------------------------

!    INVESTOR  ALERT:   Touchstone  may  change  these  initial  and  additional
     investment minimums at any time.

HOUSEHOLDING POLICY. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, telephone Touchstone toll-free at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.

If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
We are required by law to obtain certain personal information from you, which will be used by us to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Family of Funds.

o Send your check with the completed investment application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o    You may also open an account through your financial advisor.

o We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m. Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m. Eastern time, are processed at the public offering price next determined on the following business day.

o You may receive a dividend in the Money Market Fund, the U.S. Government Money Market Fund or the Institutional U.S. Government Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based on the next determined NAV after a proper order is received.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CSDC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

o    You may invest in each Fund  (except the  Institutional  Government  Income
     Fund) through various retirement plans. These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.

INDIVIDUAL RETIREMENT PLANS

o    Traditional Individual Retirement Accounts (IRAs)

o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)

o    Spousal IRAs

o    Roth Individual Retirement Accounts (Roth IRAs)

o    Coverdell Education Savings Accounts (Education IRAs)

o    Simplified Employee Pension Plans (SEP IRAs)

o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

EMPLOYER SPONSORED RETIREMENT PLANS

o    Defined benefit plans

o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)

o    457 plans

     ooo  SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------
BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the Touchstone Family of Funds.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o Purchases in the Funds will be processed at that day's NAV (or public offering price) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading.

o You may receive a dividend in the Money Market Fund, the U.S. Government Money Market Fund or the Institutional U.S. Government Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. This option is not available to shareholders in the Institutional U.S. Government Money Market Fund. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

This option is not available to shareholders in the Institutional U.S. Government Money Market Fund.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM. (AVAILABLE ONLY TO THE MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND AND INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND). Cash accumulations in accounts with financial institutions may be automatically invested in the Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sale orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------
You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone in proper form before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o The proceeds of sales of shares in the Money Market Fund, the U.S. Government Money Market Fund and the Institutional U.S. Government Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:30 p.m., Eastern time.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery) a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

BY WIRE

o    Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee. (There is no fee for wire redemptions in the Institutional U.S. Government Money Market Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

o You may open a checking account in the Intermediate Term U.S. Government Bond Fund (Class A and Class C shares only), the Money Market Fund or the U.S. Government Money Market Fund and redeem shares by check.

o    There is no fee for your checking account.

o The minimum amount of each check redemption is $100. All checks written for less than the minimum amount will be returned. You may be charged a fee for checks written below the minimum.

o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

o Shareholders of the Intermediate Term U.S. Government Bond Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.

o    Checks may not be certified.

o If you invest in a Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o    Withdrawals can be made monthly, quarterly, semiannually or annually.

o    There is no special fee for this service.

o    There is no minimum amount required for retirement plans.

o The systematic withdrawal plan is not available to shareholders in the Institutional U.S. Government Money Market Fund.

     ooo  SPECIAL TAX CONSIDERATION
Involuntary  sales  in  the  High  Yield  Fund,  the  Core  Bond  Fund  and  the
Intermediate Term U.S. Government Bond Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

     ooo  SPECIAL TAX CONSIDERATION
Selling your shares in the High Yield Fund, the Core Bond Fund or the Intermediate Term U.S. Government Bond Fund may cause you to incur a taxable gain or loss.

! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------
If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then

     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------
Some circumstances require that a request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

o    Proceeds from the sale of shares that exceed $100,000

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o    Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from a joint account to an individual's account

o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------
HIGH YIELD FUND, CORE BOND FUND AND INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND AND INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the High Yield Fund, the Core Bond Fund or the Intermediate Term U.S. Government Bond Fund (or a dividend or capital gain distribution on these shares) in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

     ooo  SPECIAL TAX CONSIDERATION
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  Sub-Advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Each Fund's share price (also called NAV) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Fund, the U.S. Government Money Market Fund and the Institutional U.S. Government Money Market Fund each seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. Each Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable a Fund to maintain a stable NAV per share. However, there is no assurance that a Fund will be able to do so.

The value of the securities held by the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund is determined as follows: (1) Securities which have available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers; (2) Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

DISTRIBUTIONS AND TAXES

     ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute  to its  shareholders  substantially  all of its
income  and  capital  gains.   The  table  below  outlines  when  dividends  are
distributed and paid by each Fund:

---------------------------------------------------------------------------------------
                                                DIVIDENDS DISTRIBUTED    DIVIDENDS PAID
Intermediate Term U.S. Government Bond Fund
Money Market Fund
U.S. Government Money Market Fund
Institutional U.S. Government Money Market Fund        Daily                 Monthly
---------------------------------------------------------------------------------------
Core Bond Fund
High Yield Fund                                        Monthly               Monthly
---------------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

     ooo  SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or during the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended September 30, 2000 and thereafter (and the year ended December 31, 1999 for the Core Bond Fund) was audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request. Information for prior periods was audited by other independent auditors.

HIGH YIELD FUND - CLASS A
------------------------------------------------------------------------------------------
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                    YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                    2002          2001         2000(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.07      $  10.09      $  10.00
                                                  ------------------------------------

Income (loss) from investment operations:
      Net investment income ..................        0.72          0.90          0.33
      Net realized and unrealized gains
        (losses) on investments ..............       (0.47)        (1.01)         0.09
                                                  ------------------------------------
Total from investment operations .............        0.25         (0.11)         0.42
                                                  ------------------------------------

Less distributions:
      Dividends from net investment income ...       (0.72)        (0.90)        (0.33)
      Distributions from net realized gains ..       (0.01)        (0.01)           --
                                                  ------------------------------------
Total distributions ..........................       (0.73)        (0.91)        (0.33)
                                                  ------------------------------------

Net asset value at end of period .............    $   8.59      $   9.07      $  10.09
                                                  ====================================

Total return(B) ..............................        2.50%        (1.34%)        4.20%(C)
                                                  ====================================

Net assets at end of period (000's) ..........    $ 24,609      $  7,991      $  7,327
                                                  ====================================

Ratio of net expenses to average net assets ..        1.05%         1.05%         1.04%(D)

Ratio of net investment income to
     average net assets ......................        7.79%         9.20%         7.77%(D)

Portfolio turnover rate ......................          53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

HIGH YIELD FUND - CLASS B
-----------------------------------------------------------------------------
                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
-----------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.08      $   9.85
                                                  ----------------------

Income (loss) from investment operations:
     Net investment income ...................        0.66          0.35
     Net realized and unrealized
       losses on investments .................       (0.48)        (0.76)
                                                  ----------------------
Total from investment operations .............        0.18         (0.41)
                                                  ----------------------
Less distributions:
     Dividends from net investment income ....       (0.66)        (0.35)
     Distributions from net realized gains ...       (0.01)        (0.01)
                                                  ----------------------
Total distributions ..........................       (0.67)        (0.36)
                                                  ----------------------

Net asset value at end of period .............    $   8.59      $   9.08
                                                  ======================

Total return(B) ..............................        1.80%        (4.38%)(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,854      $     75
                                                  ======================

Ratio of net expenses to average net assets ..        1.80%         1.78%(D)

Ratio of net investment income to
     average net assets ......................        6.93%         8.34%(D)

Portfolio turnover rate ......................          53%           67%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales load.

(C)  Not annualized.

(D)  Annualized.

HIGH YIELD FUND - CLASS C
------------------------------------------------------------------------------------------
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                    YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                    2002          2001        2000(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.09      $  10.11      $  10.00
                                                  ------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.66          0.83          0.27
     Net realized and unrealized gains
       (losses) on investments ...............       (0.48)        (1.01)         0.15
                                                  ------------------------------------
Total from investment operations .............        0.18         (0.18)         0.42
                                                  ------------------------------------

Less distributions:
     Dividends from net investment income ....       (0.66)        (0.83)        (0.27)
     Distributions from net realized gains ...       (0.01)        (0.01)        (0.04)
                                                  ------------------------------------
Total distributions ..........................       (0.67)        (0.84)        (0.31)
                                                  ------------------------------------

Net asset value at end of period .............    $   8.60      $   9.09      $  10.11
                                                  ====================================

Total return(B) ..............................        1.74%        (2.03%)        4.21%(C)
                                                  ====================================

Net assets at end of period (000's) ..........    $    922      $     72      $     12
                                                  ====================================

Ratio of net expenses to average net assets ..        1.80%         1.80%         1.80%(D)

Ratio of net investment income to
     average net assets ......................        6.96%         8.37%         7.91%(D)

Portfolio turnover rate ......................          53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

CORE BOND FUND - CLASS A
---------------------------------------------------------------------------------------------------------------------------
                                                              Per Share Data for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------------
                                                    Year          Year      Nine Months     Year        Year        Year
                                                   Ended         Ended         Ended       Ended       Ended       Ended
                                                  Sept. 30,     Sept. 30,     Sept. 30,   Dec. 31,    Dec. 31,    Dec. 31,
                                                    2002          2001        2000(A)       1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.04      $   9.50      $   9.47    $  10.39    $  10.22    $  10.17
                                                  ------------------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.44          0.53          0.48        0.59        0.55        0.61
     Net realized and unrealized gains
          (losses) on investments ............        0.21          0.54          0.03       (0.76)       0.30        0.11
                                                  ------------------------------------------------------------------------
Total from investment operations .............        0.65          1.07          0.51       (0.17)       0.85        0.72
                                                  ------------------------------------------------------------------------

Less distributions:
     Dividends from net investment income ....       (0.46)        (0.53)        (0.48)      (0.68)      (0.57)      (0.66)
     Distributions from net realized gains ...          --            --            --          --       (0.11)      (0.01)
     Return of capital .......................          --            --            --       (0.07)         --          --
                                                  ------------------------------------------------------------------------
Total distributions ..........................       (0.46)        (0.53)        (0.48)      (0.75)      (0.68)      (0.67)
                                                  ------------------------------------------------------------------------

Net asset value at end of period .............    $  10.23      $  10.04      $   9.50    $   9.47    $  10.39    $  10.22
                                                  ========================================================================

Total return(B) ..............................        6.66%        11.61%         5.50%(C)   (1.68%)      8.56%       7.30%
                                                  ========================================================================

Net assets at end of period (000's) ..........    $ 42,530      $ 39,683      $ 22,086    $  4,310    $  4,924    $  1,685
                                                  ========================================================================

Ratio of net expenses to
     average net assets ......................        0.90%         0.90%         0.90%(D)    0.90%       0.90%       0.90%

Ratio of net investment income to
     average net assets ......................        4.37%         5.41%         6.16%(D)    5.92%       5.68%       6.08%

Portfolio turnover rate ......................         205%           93%          126%(D)      57%        170%         88%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

CORE BOND FUND - CLASS B
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.59      $   9.33
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.39          0.18
     Net realized and unrealized gains
       on investments ........................        0.16          0.26
                                                  ----------------------
Total from investment operations .............        0.55          0.44
                                                  ----------------------

Dividends from net investment income .........       (0.41)        (0.18)
                                                  ----------------------

Net asset value at end of period .............    $   9.73      $   9.59
                                                  ======================

Total return(B) ..............................        5.89%         4.78%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,163      $     30
                                                  ======================

Ratio of net expenses to
     average net assets ......................        1.65%         1.60%(D)

Ratio of net investment income to
     average net assets ......................        3.64%         4.29%(D)

Portfolio turnover rate ......................         205%           93%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales load.

(C)  Not annualized.

(D)  Annualized.

CORE BOND FUND - CLASS C
----------------------------------------------------------------------------------------------------
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                    YEAR          YEAR      NINE MONTHS     YEAR
                                                   ENDED         ENDED         ENDED       ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,   DEC. 31,
                                                    2002          2001        2000(A)     1999(B)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.59      $   9.07      $   9.15    $  10.08
                                                  ------------------------------------------------

Income (loss) from investment operations:
      Net investment income ..................        0.37          0.45          0.37        0.51
      Net realized and unrealized gains
        (losses) on investments ..............        0.17          0.53         (0.03)      (0.75)
                                                  ------------------------------------------------
Total from investment operations .............        0.54          0.98          0.34       (0.24)
                                                  ------------------------------------------------

Less distributions:
      Dividends from net investment income ...       (0.39)        (0.46)        (0.42)      (0.62)
      Return of capital ......................          --            --            --       (0.07)
                                                  ------------------------------------------------
Total distributions ..........................       (0.39)        (0.46)        (0.42)      (0.69)
                                                  ------------------------------------------------

Net asset value at end of period .............    $   9.74      $   9.59      $   9.07    $   9.15
                                                  ================================================

Total return(C) ..............................        5.82%        11.10%         3.87%(D)   (2.41%)
                                                  ================================================

Net assets at end of period (000's) ..........    $  2,421      $  1,522      $    992    $    998
                                                  ================================================

Ratio of net expenses to average net assets ..        1.65%         1.65%         1.65%(E)    1.65%

Ratio of net investment income to
     average net assets ......................        3.70%         4.73%         5.41%(E)    5.18%

Portfolio turnover rate ......................         205%           93%          126%(E)     120%


(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B) Represents the period from commencement of operations (January 1, 1999) through December 31, 1999.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND- CLASS A
---------------------------------------------------------------------------------------------------------------
                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  -------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  10.92      $  10.27      $  10.34    $  11.15    $  10.67
                                                  ------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income ...................        0.46          0.55          0.59        0.60        0.61
     Net realized and unrealized gains
       (losses) on investments ...............        0.26          0.65         (0.07)      (0.81)       0.48
                                                  ------------------------------------------------------------
Total from investment operations .............        0.72          1.20          0.52       (0.21)       1.09
                                                  ------------------------------------------------------------
Dividends from net investment income .........       (0.46)        (0.55)        (0.59)      (0.60)      (0.61)
                                                  ------------------------------------------------------------
Net asset value at end of year ...............    $  11.18      $  10.92      $  10.27    $  10.34    $  11.15
                                                  ============================================================
Total return(A) ..............................        6.83%        11.94%         5.29%      (1.93%)     10.54%
                                                  ============================================================
Net assets at end of year (000's) ............    $ 33,011      $ 33,118      $ 35,896    $ 45,060    $ 51,168
                                                  ============================================================

Ratio of net expenses to average net assets ..        0.99%         0.99%         0.99%       0.99%       0.99%

Ratio of net investment income to
     average net assets ......................        4.22%         5.19%         5.87%       5.59%       5.64%
Portfolio turnover rate ......................         156%           53%           27%         58%         29%

(A)  Total returns shown exclude the effect of applicable sales loads.


INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND - CLASS B
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.92      $  10.59
                                                  ----------------------
Income from investment operations:
     Net investment income ...................        0.37          0.19
     Net realized and unrealized gains
       on investments ........................        0.26          0.33
                                                  ----------------------
Total from investment operations .............        0.63          0.52
                                                  ----------------------
Dividends from net investment income .........       (0.37)        (0.19)
                                                  ----------------------
Net asset value at end of period .............    $  11.18      $  10.92
                                                  ======================
Total return(B) ..............................        5.97%         4.96%(C)
                                                  ======================
Net assets at end of period (000's) ..........    $  1,171      $     20
                                                  ======================
Ratio of net expenses to average net assets ..        1.83%         1.83%(D)

Ratio of net investment income to
     average net assets ......................        3.14%         4.02%(D)
Portfolio turnover rate ......................         156%           53%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND - CLASS C
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.91      $  10.65
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.37          0.29
     Net realized and unrealized
       gains on investments ..................        0.26          0.26
                                                  ----------------------
Total from investment operations .............        0.63          0.55
                                                  ----------------------

Dividends from net investment income .........       (0.37)        (0.29)
                                                  ----------------------

Net asset value at end of period .............    $  11.17      $  10.91
                                                  ======================

Total return(B) ..............................        5.93%         5.29%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,325      $    160
                                                  ======================

Ratio of net expenses to average net assets ..        1.85%         1.85%(D)

Ratio of net investment income to
     average net assets ......................        3.24%         4.14%(D)

Portfolio turnover rate ......................         156%           53%

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

MONEY MARKET FUND - CLASS A
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------
Net investment income ........................       0.020         0.048         0.056       0.046       0.050
                                                  ------------------------------------------------------------
Net realized gains on investments ............       0.000(A)         --            --          --          --
                                                  ------------------------------------------------------------
Dividends from net investment income .........      (0.020)       (0.048)       (0.056)     (0.046)     (0.050)
                                                  ------------------------------------------------------------
Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================
Total return .................................        2.05%         4.91%         5.79%       4.74%       5.07%
                                                  ============================================================
Net assets at end of year (000's) ............    $114,132      $ 84,452      $ 42,935    $ 23,198    $ 18,492
                                                  ============================================================
Ratio of net expenses
     to average net assets ...................        0.65%         0.65%         0.65%       0.65%(B)    0.79%

Ratio of net investment income
     to average net assets ...................        1.96%         4.60%         5.75%       4.63%       4.95%

(A)  Amount rounds to less than $0.0005.
(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 1.11% for the year ended September 30, 1999.

U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------
Net investment income ........................       0.010         0.041         0.049       0.040       0.046
                                                  ------------------------------------------------------------
Net realized gains on investments ............       0.000(A)         --            --          --          --
                                                  ------------------------------------------------------------
Dividends from net investment income .........      (0.010)       (0.041)       (0.049)     (0.040)     (0.046)
                                                  ------------------------------------------------------------
Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================
Total return .................................        1.03%         4.18%         5.02%       4.02%       4.74%
                                                  ============================================================
Net assets at end of year (000's) ............    $ 82,332      $ 64,951      $ 79,870    $110,060    $102,481
                                                  ============================================================
Ratio of net expenses to
     average net assets ......................        0.95%         0.95%         0.95%       0.95%       0.91%(B)
Ratio of net investment income to
     average net assets ......................        1.02%         4.23%         4.86%       3.95%       4.63%

(A)  Amount rounds to less than $0.0005.
(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------
Net investment income ........................       0.018         0.049         0.057       0.047       0.052
                                                  ------------------------------------------------------------
Net realized losses on investments ...........      (0.000)(A)        --            --          --          --
                                                  ------------------------------------------------------------
Dividends from net investment income .........      (0.018)       (0.049)       (0.057)     (0.047)     (0.052)
                                                  ------------------------------------------------------------
Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================
Total return .................................        1.81%         5.02%         5.83%       4.78%       5.30%
                                                  ============================================================
Net assets at end of year (000's) ............    $ 55,038      $ 80,081      $ 58,306    $ 49,848    $ 44,797
                                                  ============================================================
Ratio of net expenses to
     average net assets ......................        0.40%         0.40%         0.40%       0.40%(B)    0.40%(B)

Ratio of net investment income to
     average net assets ......................        1.83%         4.90%         5.73%       4.68%       5.17%

(A)  Amount rounds to less than $0.0005.
(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.47% and 0.45% for the years ended September 30, 1999 and 1998, respectively.

                               PLEASE COMPLETE ALL FOUR PAGES OF THIS APPLICATION
TOUCHSTONE                                                                RETURN COMPLETED FORM TO:
INVESTMENTS                                                       Touchstone Family of Funds o P.O. Box 5354 o  Cincinnati, OH 45202
                                                                  For assistance in completing this form, call 800.543.0407

NOT FOR USE WITH IRAS, SEP, SIMPLE, COVERDELL OR 403(b) PLANS     We are required by law to obtain certain personal information
Was order previously telephoned in? o Yes o No                    from you, which will be used by us to verify your identity.  If
If yes, date(   /   /   )                                         you do not provide the information, we may not be able to open
and confirmation #____________________________________________    your account.  If we are unable to verify your identify, we reserve the right to close your acount or take such other steps as we deem reasonable.
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (check one box only)(*This information must be provided to open an account.)
====================================================================================================================================

o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last*           Name of Joint Owner (if any) - First, Initial, Last*

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security Number*       Date of Birth*            Joint Owner's Social Security Number*              Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last*
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last*                    Minor's Social Security Number*               Minor's Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o TRUST (Must provide copy of Trust document)               o EMPLOYER SPONSORED QUALIFIED PLAN (Must provide copy of plan document)
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement/Qualified Plan                         Taxpayer I.D. Number*                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY                  1b.  FOR ALL ACCOUNT TYPES
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity*                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number*                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):
------------------------------------------------------------------------------------------------------------------------------------
Mailing Address (if different)
------------------------------------------------------------------------------------------------------------------------------------
Street
------------------------------------------------------------------------------------------------------------------------------------
City                               State                      Zip
====================================================================================================================================

3.   INITIAL INVESTMENT (Minimum initial investment is $1,000 per Fund or $50 with investment plan (see Section 8.) Minimum initial investment is $100,000 for the Institutional U.S. Government Money Market Fund and $1 million for Institutional Shares in the
     Ohio Tax-Free Money Market Fund).

====================================================================================================================================
o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR O C SHARES (A SHARES WILL BE PURCHASED
                                                                                            UNLESS INDICATED OTHERWISE.)

TOUCHSTONE STOCK FUNDS                 TOUCHSTONE TAXABLE BOND FUNDS                   TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                    $_______  o Ohio Insured Tax-Free Fund           $______
o Small Cap Growth Fund      $_______  o Core Bond Fund                     $_______  o Tax-Free Intermediate Term Fund      $______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.
o Growth Opportunities Fund  $_______    Government Bond Fund               $_______    TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                                 o Tax-Free Money Market Fund           $______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS$_______  o California Tax-Free Money Market Fund$______
o Value Plus Fund            $_______  o Money Market Fund                  $_______  o Florida Tax-Free Money Market Fund   $______
                                       o U.S. Government Money Market Fund  $_______  o Ohio Tax-Free Money Market Fund - R  $______
                                       o Institutional U.S. Government      $_______  o Ohio Tax-Free Money Market Fund - I  $______
                                          Money Market Fund

o TOTAL INVESTMENT OF $_________________  Please make check payable to the Touchstone Family of Funds.
====================================================================================================================================
4.  HOUSEHOLDING
====================================================================================================================================
Unless the box below is checked, by signing this Application, you authorize each Fund to send one copy of prospectuses and shareholder reports to multiple shareholders in your household with the same last name.  This process, known as "householding,"
reduces costs and provides a convenience to shareholders.  If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your Touchstone Application.

(check only if you do NOT want your reports householded)

[ ] I DO NOT elect to participate in householding.
====================================================================================================================================
5.   DISTRIBUTION OPTION (check the appropriate boxes)
====================================================================================================================================
                                         Reinvest in              Pay in
                                         Additional Shares        Cash

Dividends                                 [ ]                     [ ]
Short-term capital gains                  [ ]                     [ ]
Long-term capital gains                   [ ]                     [ ]

Cross Reinvestment: From __________________________ Fund to _______________________________ Fund
                    From __________________________ Fund to _______________________________ Fund

If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
====================================================================================================================================
6.   RIGHTS OF ACCUMULATION
====================================================================================================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

====================================================================================================================================
7.   LETTER OF INTENT
====================================================================================================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds (excluding
Money Market Funds), you may be entitled  to a reduced  sales  charge on your initial investment. By indicating an amount below, you agree to the terms of the  Letter of Intent  set  forth in the  Statement  of  Additional Information.

  o $50,000         o $100,000          o $250,000     o $500,000        o $1,000,000 or more

Although you are not obligated to complete the Letter of Intent, if it is not fulfilled during the 13-month period, your initial
(and any subsequent) investments purchased at a reduced sales charge will be charged the approprite sales charge retroactively.

o I am already investing under an existing Letter of Intent in the following account number: ___________________________.
====================================================================================================================================
8.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge by the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $ ___________ (minimum $50) monthly beginning ___/___/___ (date) to be invested per the instructions below (available any day from the 1st to the 25th).  If no date is selected, your automatic investment will occur on the 15th of the month.  If the date falls on a non-business day, your automatic investment will occur on the following business day.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Small Cap Growth Fund      $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.     $_______
o Growth Opportunities Fund               Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                          o Tax-Free Money Market Fund            $_______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
o Value Plus Fund            $_______  o Money Market Fund          $_______   o Florida Tax-Free Money Market Fund    $_______
                                       o U.S. Government Money      $_______   o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund
------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this new account with the Touchstone Family of Funds must sign here:

X                                                                                                     Date

====================================================================================================================================
9. TELEPHONE EXCHANGES AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do NOT want to use telephone authorization.)

o I DO NOT elect the telephone exchange privilege.          o I DO NOT elect the telephone redemption privilege.
====================================================================================================================================
10.  ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================
11.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:
a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and
b. I am/we are not subject to backup withholding because:
   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and
c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this Application.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
12. FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this application for purchase of shares in accordance with the terms of our Selling Agreement with Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name                                                Dealer Number

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                     City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                                City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                     Representative's Number      Branch Office Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title

====================================================================================================================================

FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.  Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.  $100 minimum on
(Name of Fund)
checks written.  (Counter checks are not available).


PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The registered owner(s) of this account must sign below.  By signing this card the  signatory(ies) agree(s) to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================
13.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates your need to make a special request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligation or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Semi-Annually
o Annually beginning on ___/___/___ (date) from the Fund(s) listed below.  If the date falls on a non-business day, your systematic withdrawal will occur on the preceding business day.  If no date is selected, your systematic withdrawal will occur on the last business day of the month.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Small Cap Growth Fund      $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.     $_______
o Growth Opportunities Fund              Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                          o Tax-Free Money Market Fund            $_______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
o Value Plus Fund            $_______   o Money Market Fund          $_______  o Florida Tax-Free Money Market Fund    $_______
                                        o U.S. Government Money      $_______  o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund
====================================================================================================================================

Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:
Touchstone  Family  of Funds
221 East  Fourth  Street, Suite 300
Cincinnati, Ohio 45202-4133
1-800.543.0407
http://www.touchstoneinvestments.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538


DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

Member Western & Southern Financial Group

                         TOUCHSTONE INVESTMENT TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 1, 2003


                                 HIGH YIELD FUND
                                 CORE BOND FUND
             TOUCHSTONE INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
                                MONEY MARKET FUND
                  TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND
           TOUCHSTONE INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND


This Statement of Additional Information is not a prospectus. It should be read together with Touchstone Investment Trust's prospectus dated February 1, 2003. A copy of the prospectus can be obtained by writing to the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133, or by calling the Trust nationwide toll-free 1.800.543.0407, in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TOUCHSTONE INVESTMENT TRUST
                        221 EAST FOURTH STREET, SUITE 300
                           CINCINNATI, OHIO 45202-4133

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................5

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS...................................24

INVESTMENT LIMITATIONS........................................................28

TRUSTEES AND OFFICERS.........................................................34

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................39

THE DISTRIBUTOR...............................................................44

DISTRIBUTION PLANS............................................................45

SECURITIES TRANSACTIONS.......................................................48

CODE OF ETHICS................................................................51

PORTFOLIO TURNOVER............................................................51

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................52

CHOOSING A SHARE CLASS........................................................54

OTHER PURCHASE INFORMATION....................................................60

TAXES.........................................................................62

PURCHASES AND REDEMPTIONS IN KIND.............................................63

HISTORICAL PERFORMANCE INFORMATION............................................64

PRINCIPAL SECURITY HOLDERS....................................................71

CUSTODIANS....................................................................73

INDEPENDENT AUDITORS..........................................................73

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT.................................74

ANNUAL REPORT.................................................................75

THE TRUST
---------

Touchstone Investment Trust (the "Trust"), formerly Countrywide Investment Trust, was organized as a Massachusetts business trust on December 7, 1980. The Trust currently offers six series of shares to investors: the High Yield Fund, the Core Bond Fund (formerly the Bond Fund), the Touchstone Intermediate Term U.S. Government Bond Fund (the "Intermediate Term U.S. Government Bond Fund," formerly the Intermediate Term Government Income Fund), the Money Market Fund, the Touchstone U.S. Government Money Market Fund (the "U.S. Government Money Market Fund," formerly the Short Term Government Income Fund) and the Touchstone Institutional U.S. Government Money Market Fund (the "Institutional U.S. Government Money Market Fund," formerly the Institutional Government Income
Fund). Each series is referred to individually as a "Fund" and collectively as the "Funds." Each Fund has its own investment goal(s) and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.


Pursuant to an Agreement and Plan of Reorganization dated February 15, 2000, the Intermediate Bond Fund (now known as the Core Bond Fund), on May 1, 2000, succeeded to the assets and liabilities of the Touchstone Bond Fund, a series of Touchstone Series Trust. The Intermediate Bond Fund maintained its investment objective but adopted the investment policies and restrictions of the Touchstone Bond Fund, which were similar to those of the Intermediate Bond Fund. The financial data and information for periods ended prior to May 1, 2000 relate to the Touchstone Bond Fund.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Class A shares, Class B shares and Class C shares of the Core Bond Fund, the Intermediate Term U.S. Government Bond Fund and the High Yield Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Both Class A and Class S shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and
(v) each class offers different features and services to shareholders. Class S shares of the Money Market Fund are contained in a separate Statement of Additional Information. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below:

WHEN-ISSUED SECURITIES AND SECURITIES PURCHASED ON A TO-BE-ANNOUNCED BASIS. The Funds will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. A Fund may sell the securities before the settlement date if it is otherwise deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. In a TBA transaction, a Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities.

The Funds may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, each Fund will direct the Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund's commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

The Institutional U.S. Government Money Market Fund does not currently intend to invest more than 5% of its net assets in securities purchased on a when-issued or to-be-announced basis. The Intermediate Term U.S. Government Bond Fund will not invest more than 20% of its net assets in securities purchased on a when-issued or TBA basis, except to the extent dollar roll transactions involve when-issued securities, in which case the Fund may invest up to 33% of its assets in such securities. The Core Bond Fund may also invest up to 33% of its assets in dollar roll transactions involving when-issued securities. The Money Market Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets.

STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

As a matter of current policy that may be changed without shareholder approval, the Intermediate Term U.S. Government Bond Fund will not purchase STRIPS with a maturity date that is more than 10 years from the settlement of the purchase.

CUBES. In addition to STRIPS, the Core Bond Fund may also purchase separately traded interest and principal component parts of obligations that are transferable through the Federal book entry system, known as Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The Custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The Custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

GNMA CERTIFICATES. The term "GNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and insured by either the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. GNMA Certificates are guaranteed by the Government National Mortgage Association and are backed by the full faith and credit of the United States.

     1. THE LIFE OF GNMA CERTIFICATES. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the GNMA Certificates due to prepayments, refinancing and payments from foreclosures. Thus, the greatest part of principal will usually be paid well before the maturity of the mortgages in the pool. As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. However, mortgages with high interest rates have experienced accelerated prepayment rates, which would indicate a shorter average life.

     2. YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to the GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, the GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

The coupon rate by itself, however, does not indicate the yield that will be earned on the GNMA Certificates for the following reasons:

          (a) GNMA Certificates may be issued at a premium or discount, rather than at par.

          (b) After issuance, GNMA Certificates may trade in the secondary market at a premium or discount.

          (c) Interest is earned monthly, rather than semiannually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

          (d) The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

     3. MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FHLMC CERTIFICATES. The term "FHLMC Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal Home Loan Mortgage Corporation. The Federal Home Loan Mortgage Corporation is the leading seller of conventional mortgage securities in the United States. FHLMC Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank.

Mortgage  loans  underlying  FHLMC  Certificates  will  consist  of  fixed  rate mortgages with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-family or two-to-four family residential properties. Mortgage interest rates may be mixed in a pool. The seller/servicer of each mortgage retains a minimum three-eighths of 1% servicing fee, and the Federal Home Loan Mortgage Corporation keeps any remaining excess of mortgage rate over coupon rate. The coupon rate of a FHLMC Certificate does not by itself indicate the yield that will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

FNMA CERTIFICATES. The term "FNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal National Mortgage Association.

The FNMA, despite having U.S. Government agency status, is also a private, for-profit corporation organized to provide assistance in the housing mortgage market. The only function of the FNMA is to provide a secondary market for residential mortgages. Mortgage loans underlying FNMA Certificates reflect a considerable diversity and are purchased from a variety of mortgage originators. They are typically collateralized by conventional mortgages (not FHA-insured or VA-guaranteed). FNMA Certificates are highly liquid and usually trade in the secondary market at higher yields than GNMA Certificates. The coupon rate of a FNMA

Certificate  does not by itself  indicate  the yield  that will be earned on the
Certificate   for  the  reasons   discussed   above  in  connection   with  GNMA
Certificates.

OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation guaranteed by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued for collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

In 1983, the Federal Home Loan Mortgage Corporation began issuing CMOs. Since FHLMC CMOs are the general obligations of the FHLMC, it will be obligated to use its general funds to make payments thereon if payments generated by the underlying mortgages are insufficient to pay principal and interest in its CMOs. In addition, CMOs are issued by private entities, such as financial institutions, mortgage bankers and subsidiaries of homebuilding companies. The structural features of privately issued CMOs will vary considerably from issue to issue, and the Sub-Advisor will consider such features, together with the character of the underlying mortgage pool and the liquidity and credit rating of the issue. The Sub-Advisor will consider privately issued CMOs as possible investments only when the underlying mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities.

Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities; the first three classes pay interest at their stated rates beginning with the issue date and the final class is typically an accrual class (or Z bond). The cash flows from the underlying mortgage collateral are applied first to pay interest and then to retire securities. The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors into the longer maturity classes receive no principal paydowns.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR"). These adjustable rate tranches, known as "floating-rate CMOs," will be treated as Adjustable Rate Mortgage Securities ("ARMS"). Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

As a matter of current policy that may be changed without shareholder approval, the Intermediate Term U.S. Government Bond Fund will invest in a CMO tranche either for (1) interest rate hedging purposes subject to the adoption of monitoring and reporting procedures or (2) other purposes where the average tranche life would not change more than 6 years based upon a hypothetical change in time of purchase and on any subsequent test dates (at least annually) thereafter. Testing models employed must assume market interest rates and prepayment speeds at the time the standard is applied. Adjustable rate CMO tranches are exempted from the average life requirements if (i) the rate is reset at least annually, (ii) the maximum rate is at least 3% higher than the rate at the time of purchase, and (iii) the rate varies directly with the index on which it is based and is not reset as a multiple of the change in such index.

Mortgage-related securities such as CMOs may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Sub-Advisor, the Core Bond Fund and the High Yield Fund may not invest more than 15% of total assets in such securities.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

INFLATION-INDEXED BONDS. The Intermediate Term U.S. Government Bond Fund and the Core Bond Fund may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Funds will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds'

Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. As a matter of current operating policy, the U.S. Government Money Market Fund, the Intermediate Term U.S. Government Bond Fund and the Money Market Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval. The Institutional U.S. Government Money Market Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. The Core Bond Fund and the High Yield Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement a Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by a Fund.

COVERED  DOLLAR  ROLLS.  The Core  Bond  Fund  and the  Intermediate  Term  U.S.
Government Bond Fund may enter into dollar rolls in which the Fund sells mortgage-based or other fixed-income securities and simultaneously commits to repurchase substantially similar, but not identical, securities on a specified future date. The Fund will not use such transactions for leveraging purposes and, accordingly, at the time the Fund enters into a dollar roll, it will set aside permissible liquid assets in a segregated custodial account to secure its obligation for the forward commitment to buy the securities. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. The segregated assets effectively collateralize the Fund's right to receive the securities at the end of the roll period, and also serve to minimize the leveraging effect of the transaction.

In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest, including prepayments, paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

Dollar roll transactions are considered to be borrowings by the Funds and the use of such transactions will be subject to the Funds' investment limitations on borrowings. See "Borrowing and Pledging" and "Investment Limitations."

The risks associated with dollar rolls are market risk, since the price of the securities could drop lower than the agreed upon repurchase price during the roll period, or the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and credit risk, since the counterparty to the transaction could fail to deliver the securities. If the counterparty to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted. Finally, there can be no assurance that

Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

BORROWING AND PLEDGING. Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. In addition, the Intermediate Term U.S. Government Bond Fund and the Core Bond Fund may enter into reverse repurchase agreements and dollar roll transactions that are treated as borrowing by the Funds. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Intermediate Term U.S. Government Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with such borrowings but will not pledge more than 15% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

As a matter of current operating policy, the U.S. Government Money Market Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with such borrowings but will not pledge more than 15% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Core Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes. The Fund may pledge assets in connection with such borrowings but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

As a matter of current operating policy, the High Yield Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes. The Fund may pledge assets in connection with such borrowings but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

The Money Market Fund does not intend to purchase securities for investment during periods when the sum of bank borrowings exceed 5% of its total assets. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

The Institutional U.S. Government Money Market Fund may borrow money from banks (provided there is 300% asset coverage) for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The Fund will not make any borrowings that would cause its outstanding borrowing to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one third of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities. The Institutional Government Money Market Fund may make short-term loans of its portfolio securities to banks, brokers and dealers and will limit the amount of its loans to no more than 25% of its net assets. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to a Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor, the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Advisor, the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the Funds' restrictions on illiquid investments (see "Investment Limitations").

The Money Market Fund and the Core Bond Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The Sub-Advisor, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments. The Funds do not limit the amount of their assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located. Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets that may be invested in a single industry.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees and operating expenses.

COMMERCIAL PAPER. Commercial paper consists of short-term, (usually from 1 to 270 days) unsecured promissory notes issued by U.S. corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid.

VARIABLE RATE DEMAND INSTRUMENTS. The Funds may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon the prime rate of a bank or another appropriate interest rate adjustment index as provided in the respective instruments. Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Sub-Advisor may determine that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

As a matter of current operating policy, the U.S. Government Money Market Fund and the Intermediate Term U.S. Government Bond Fund each will not invest more than 10% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval. The Institutional U.S. Government Money Market Fund will not invest more than 10% of its net assets (or 15% of net assets with respect to the Core Bond Fund and the High Yield Fund) in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

RESTRICTED SECURITIES. The Money Market Fund, the High Yield Fund and the Core Bond Fund may each invest up to 10% of their total assets in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933. The absence of a trading market can make it difficult to ascertain a market value of illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares. However, in general, the Funds anticipate holding restricted securities to maturity or selling them in an exempt transaction.

ASSET-BACKED SECURITIES. The Intermediate Term U.S. Government Bond Fund may invest in various types of adjustable rate securities in the form of asset-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities. The securitization techniques used in the context of asset-backed securities are similar to those used for mortgage-related securities. Thus, through the use of trusts and special purpose corporations, various types of receivables are securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and has been less likely to experience substantial prepayment.

The Fund's investments in asset-backed securities may include pass-through securities collateralized by Student Loan Marketing Association ("SLMA") guaranteed loans whose interest rates adjust in much the same fashion as described above with respect to ARMS. The underlying loans are originally made by private lenders and are guaranteed by the SLMA. It is the guaranteed loans that constitute the underlying financial assets in these asset-backed securities. There may be other types of asset-backed securities that are developed in the future in which the Funds may invest.

The Core Bond Fund may invest in certain asset-backed securities such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts or a pool of credit card loan receivables.

MUNICIPAL SECURITIES. The Money Market Fund and the Core Bond Fund may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Fund may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"). A GIC is a general obligation of the issuing insurance company and not a separate account. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest that is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

PRIVATE PLACEMENT INVESTMENTS. The Money Market Fund, the High Yield Fund and the Core Bond Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Sub-Advisor believes that
Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds do not intend to subject such paper to the limitation applicable to restricted securities. The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Sub-Advisor the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will monitor and periodically review the Sub-Advisor's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

LOAN PARTICIPATIONS. The Core Bond Fund may invest, subject to an overall 33% limit on loans, in loan participations, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies and may not be protected by securities laws. Also, loan participations are generally considered to be illiquid and are therefore subject to the Fund's overall 15% limitation on illiquid securities.

ZERO COUPON BONDS. The Core Bond Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sale of portfolio securities. In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

LOWER RATED AND UNRATED SECURITIES. The High Yield Fund and the Core Bond Fund may invest in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective NAVs. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities.

Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of the security by the Fund, but the Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the security.

While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for a Fund, the Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition are adequate to meet future obligations, has improved or is expected to improve in the future. The Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
-------------------------------------------

CORPORATE BONDS

MOODY'S INVESTORS SERVICES, INC. PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

     Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

     Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

     A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

     Baa  -  "Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

     Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

     B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

    Caa - "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

     Ca - "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

     C - "Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

STANDARD & POOR'S RATINGS GROUP PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

     AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

     AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

     A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

     BBB - "Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

     BB - "Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating."

     B - "Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating."

     CCC - "Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating."

     CC - "The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating."

     C - "The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued."

     CI - "The rating CI is reserved for income bonds on which no interest is being paid."

     D - "Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized."

FITCH RATINGS PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

     BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

     BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

     B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

     CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

     DDD, DD and D - "Securities have defaulted on some or all of their obligations. 'DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, 'DD' indicates potential recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

CORPORATE NOTES

MOODY'S INVESTORS SERVICES, INC. PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE NOTE RATINGS:

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

STANDARD & POOR'S RATINGS GROUP PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE NOTE RATINGS:

SP-1    "Debt rated SP-1 has very strong or strong capacity to pay principal and
        interest.   Those  issues  determined  to  possess  overwhelming  safety characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER

DESCRIPTION OF COMMERCIAL PAPER RATINGS OF MOODY'S INVESTORS SERVICES, INC.:

Prime-1 "Superior capacity for repayment of short-term promissory obligations."

Prime-2 "Strong capacity for repayment of short-term promissory obligations."

Prime-3 "Acceptable ability for repayment of short-term promissory obligations."

DESCRIPTION OF COMMERCIAL PAPER RATINGS OF STANDARD & POOR'S RATINGS GROUP:

A-1 "This designation indicates that the degree of safety regarding timely payment is very strong."

A-2 "Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1."

A-3 "Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of
     changes   in   circumstances   than   obligations   carrying   the   higher
     designations."

DESCRIPTION OF COMMERCIAL PAPER RATINGS OF FITCH RATINGS

F-1 - "Indicates the strongest capacity for timely payments of financial commitments."

F-2 - "Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings."

INVESTMENT LIMITATIONS

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE HIGH YIELD FUND, CORE BOND FUND, INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND, MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. LOANS. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

     6. CONCENTRATION. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     5.   REAL ESTATE. The Fund will not purchase, hold or deal in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto.

     12. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

     13. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

ADDITIONAL RESTRICTIONS. The Trust, on behalf of each Fund, has adopted the following additional restrictions as a matter of "operating policy." These restrictions are changeable by the Board of Trustees without shareholder vote.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE HIGH YIELD FUND AND THE CORE BOND FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

Each Fund (or the Trust, on behalf of each Fund) will not as a matter of "operating policy" (changeable by the Board of Trustees without a shareholder vote):

     1. HIGH YIELD FUND ONLY. Borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no

Fund may purchase any security while outstanding borrowings exceed 5%;

     2. CORE BOND FUND ONLY. Borrow money, except for through reverse repurchase agreements and dollar rolls, and except that the Fund may borrow through means other than reverse repurchase agreements or dollar rolls for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings, excluding dollar rolls and reverse repurchase agreements, exceed 5%;

     3. Pledge, mortgage or hypothecate for any purpose in excess of 10% of a Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, dollar rolls and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

     4. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     5. Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     6.   Invest for the purpose of exercising control or management;

     7. Invest more than 15% of a Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees has determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees has determined that the commercial paper is equivalent quality and is liquid;

     8. Invest more than 10% of a Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund's Board of Trustees);

     9. Purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     10. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of a Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

     11. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

     12. Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of a Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, a Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

     13. Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of a Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of a Fund's total assets.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE MONEY MARKET FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

     2. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     3. SHORT SALES. The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. 80% INVESTMENT POLICY (HIGH YIELD FUND). Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in non-investment grade debt securities.

     2. 80% INVESTMENT POLICY (CORE BOND FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities.

     3. 80% INVESTMENT POLICY (INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in U.S. Government securities, including mortgage-related U.S. Government securities.

     4. 80% INVESTMENT POLICY (U.S. GOVERNMENT MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities.

     5.   80% INVESTMENT  POLICY  (INSTITUTIONAL  U.S.  GOVERNMENT  MONEY MARKET
          FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

     Shareholders will be provided with at least 60 days' prior notice of any change in a Fund's policy. The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Institutional U.S. Government Money Market Fund does not intend to invest in obligations issued by territories and possessions of the United States, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto. The U.S. Government Money Market Fund and the Intermediate Term U.S. Government Bond Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

Although not a fundamental policy, portfolio investments and transactions of the U.S. Government Money Market Fund, the U.S. Institutional Government Money Market Fund and the Intermediate Term U.S. Government Bond Fund will be limited to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C. Section 1757(7) and (8) and 12 CFR Part 703. If this policy is changed as to allow the Funds to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Trust will so notify all Federal credit union shareholders.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
--------------------------------------------------------------------------------------------------------------------------------
         NAME            POSITION(S)    TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5       NUMBER        OTHER
        ADDRESS          HELD WITH      OFFICE2                      YEARS                      OF FUNDS    DIRECTORSHIPS
          AGE            TRUST            AND                                                   OVERSEEN       HELD4
                                        LENGTH                                                   IN THE
                                        OF TIME                                                TOUCHSTONE
                                        SERVED                                                   FAMILY3
--------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         Trustee       Until        President and a director of IFS                 32      Director of
Touchstone Advisors, Inc.              retirement   Financial Services, Inc. (a holding                     LaRosa's (a
221 East Fourth Street                 at age 75    company), Touchstone Advisors, Inc. (the                restaurant chain).
Cincinnati, OH                         or until     Trust's investment advisor) and
Age: 47                                she          Touchstone Securities, Inc. (the Trust's
                                       resigns or   distributor).  She is Senior Vice
                                       is           President of The Western and Southern
                                       removed      Life Insurance Company and a director of
                                                    Capital Analysts Incorporated (a
                                       Trustee      registered investment advisor and
                                       since 1999   broker-dealer), Integrated Fund
                                                    Services, Inc. (the Trust's
                                                    administrator and transfer agent) and
                                                    IFS Fund Distributors, Inc. (a
                                                    registered broker-dealer). She is also
                                                    President and a director of IFS Agency
                                                    Services, Inc. (an insurance agency),
                                                    IFS Insurance Agency, Inc. and Fort
                                                    Washington Brokerage Services, Inc. (a
                                                    registered broker-dealer).
--------------------------------------------------------------------------------------------------------------------------------
John F. Barrett          Trustee       Until        Chairman of the Board, President and              32    Director of The
The Western and                        retirement   Chief Executive Officer of The Western                  Andersons Inc. (an
Southern Life                          at age 75    and Southern Life Insurance Company and                 agribusiness and
Insurance Company                      or until     Western-Southern Life Assurance                         retailing
400 Broadway                           he resigns   Company; Director and Vice Chairman of                  company),
Cincinnati, OH                         or is        Columbus Life Insurance Company;                        Convergys
Age: 53                                removed      Director of Eagle Realty Group, Inc.,                   Corporation (a
                                                    and Chairman of Fort Washington                         provider of
                                       Trustee      Investment Advisors, Inc.                               integrated billing
                                       since 2002                                                           solutions,
                                                                                                            customer care
                                                                                                            services and
                                                                                                            employee care
                                                                                                            services) and
                                                                                                            Fifth Third
                                                                                                            Bancorp.
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
--------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II   Trustee       Until        Retired Senior Partner of Frost Brown           32      Director of
5155 Ivyfarm Road                      retirement   Todd LLC (a law firm).                                  Consolidated
Cincinnati, OH                         in 2005 or                                                           Health Services,
Age: 74                                until he                                                             Inc.
                                       resigns or
                                       is removed

                                       Trustee
                                       Since 2000
--------------------------------------------------------------------------------------------------------------------------------
William O. Coleman       Trustee       Until        Retired Vice President of The Procter &         32      Director of
c/o Touchstone                         retirement   Gamble Company.  A Trustee of The                       LCA-Vision (a
Advisors, Inc.                         at age 75    Procter & Gamble Profit Sharing Plan and                laser vision
221 East Fourth Street                 or until     the Procter & Gamble Employee Stock                     correction
Cincinnati, OH                         he resigns   Ownership Plan.                                         company).
Age: 73                                or is
                                       removed

                                       Trustee
                                       since 1999
--------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox           Trustee       Until        President and Chief Executive Officer of        32      Director of the
105 East Fourth Street                 retirement   Cox Financial Corp. (a financial                        Federal Reserve
Cincinnati, OH                         at age 75    services company).                                      Bank of Cleveland;
Age: 54                                or until                                                             Broadwing, Inc. (a
                                       he resigns                                                           communications
                                       or is                                                                company); and
                                       removed                                                              Cinergy
                                                                                                            Corporation (a
                                       Trustee                                                              utility company).
                                       since 1999
--------------------------------------------------------------------------------------------------------------------------------

                                       35

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
--------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner         Trustee       Until        Principal of HJL Enterprises (a                 32      None
4700 Smith Road                        retirement   privately held investment company);
Cincinnati, OH                         at age 75    Chairman of Crane Electronics, Inc. (a
Age: 64                                or until     manufacturer of electronic connectors).
                                       he resigns
                                       or is
                                       removed

                                       Trustee
                                       since 1981
--------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson       Trustee       Until        President of Orchem, Inc. (a chemical           32      Director of
621 Tusculum  Avenue                   retirement   specialties distributor), Orpack Stone                  Countrywide Credit
Cincinnati, OH                         at age 75    Corporation (a corrugated box                           Industries, Inc.
Age: 63                                or until     manufacturer) and ORDMS (a solution
                                       he resigns   planning firm).
                                       or is
                                       removed

                                       Trustee
                                       since
                                       1981
--------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg      Trustee       Until        Retired Partner of KPMG LLP (a certified        32      Trustee of Good
4815 Drake Road                        retirement   public accounting firm).  He is Vice                    Samaritan
Cincinnati, OH                         at age 75    President of St. Xavier High School.                    Hospital, Bethesda
Age: 68                                or until                                                             Hospital and
                                       he resigns                                                           Tri-Health, Inc.
                                       or is
                                       removed

                                       Trustee
                                       since 1999
--------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti          Trustee       Until        CEO and Chairman of Avaton, Inc. (a             32      None
5400 Waring Drive                      retirement   wireless entertainment company).
Cincinnati, OH                         at age 75    CEO and Chairman of Astrum Digital
Age: 54                                or until     Information (an information monitoring
                                       he resigns   company) from 2000 until 2001; President
                                       or is        of Great American Life Insurance Company
                                       removed      from 1999 until 2000; Senior Executive
                                                    of American Financial Group, Inc. (a
                                       Trustee      financial services company) from 1996
                                       since 2002   until 1999.
--------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.
3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.
4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
---------------------------------------------------------------------------------------------------------------------------
       NAME            POSITION     TERM OF        PRINCIPAL OCCUPATION(S) DURING PAST 5       NUMBER OF         OTHER
      ADDRESS         HELD WITH     OFFICE                         YEARS                    FUNDS OVERSEEN   DIRECTORSHIPS
        AGE             TRUST1        AND                                                       IN THE            HELD
                                   LENGTH OF                                                  TOUCHSTONE
                                     TIME                                                       FAMILY2
                                    SERVED
---------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan   President    Until he      Senior Vice President of Touchstone             32        None
                                   sooner        Advisors, Inc. and Touchstone
Touchstone                         dies,         Securities, Inc.; Senior Vice President
Advisors, Inc.                     resigns,      of Evergreen Investment  Services until
221 East Fourth Street             or is         March 2002.
Cincinnati, OH                     removed
Age: 37                            or
                                   becomes
                                   disqualified

                                   President
                                   since
                                   2002
---------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler   Vice         Until he      Vice  President of Touchstone  Advisors,        32        None
                      President    sooner        Inc. and  Touchstone  Securities,  Inc.;
Touchstone                         dies,         Vice  President of Evergreen  Investment
Advisors, Inc.                     resigns,      Services until July 2002.
221 East Fourth                    is
Street                             removed
Cincinnati, OH                     or
Age:  36                           becomes
                                   disqualified

                                   Vice
                                   President
                                   since
                                   2002
---------------------------------------------------------------------------------------------------------------------------
Maryellen  Peretzky  Vice          Until she     Senior Vice President and Secretary of          32        None
Touchstone           President     sooner        Fort Washington Brokerage Services,
Advisors, Inc.                     dies,         Inc., Integrated Fund Services, Inc.
221 East Fourth                    resigns,      and IFS Fund Distributors, Inc. She is
Street                             is            Assistant Secretary of Fort Washington
Cincinnati, OH                     removed       Investment Advisors, Inc.
Age: 50                            or
                                   becomes
                                   disqualified

                                   Vice
                                   President
                                   since
                                   1998
---------------------------------------------------------------------------------------------------------------------------
Terrie A.            Controller    Until she     Senior Vice President, Chief Financial          32        None
Wiedenheft                         sooner        Officer and Treasurer of Integrated
Touchstone                         dies,         Fund Services, Inc., IFS Fund
Advisors, Inc.                     resigns,      Distributors, Inc. and Fort Washington
221 East Fourth                    is            Brokerage Services, Inc. She is Chief
Street                             removed       Financial Officer of IFS Financial
Cincinnati, OH                     or            Services, Inc., Touchstone Advisors,
Age: 40                            becomes       Inc. and Touchstone Securities, Inc.
                                   disqualified  and Assistant Treasurer of Fort
                                                 Washington Investment Advisors, Inc.

                                   Controller
                                   since 2000
---------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart   Treasurer     Until he      President of Integrated Fund Services,          32        None
Integrated Fund                    sooner        Inc. and IFS Fund Distributors, Inc.
Services, Inc.                     dies,         From 1998 until 2000, he was a
221 East Fourth                    resigns,      Director, Transfer Agency and Mutual
Street                             is            Fund Distribution for Nationwide
Cincinnati, OH                     removed       Advisory Services, Inc.
Age: 40                            or
                                   becomes
                                   disqualified

                                   Treasurer
                                   since
                                   2000
---------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking      Secretary     Until she     Vice President - Managing Attorney of           32        None
Integrated Fund                    sooner        Integrated Fund Services, Inc. and IFS
Services, Inc.                     dies,         Fund Distributors, Inc.
221 East Fourth                    resigns,
Street                             is
Cincinnati, OH                     removed
Age: 34                            or
                                   becomes
                                   disqualified

                                   Secretary
                                   since 1999
---------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2002:

                                  DOLLAR RANGE OF          AGGREGATE DOLLAR
                                EQUITY SECURITIES IN      RANGE OF SHARES IN
                                       TRUST            THE TOUCHSTONE FAMILY1
John F. Barrett                     $1 - $10,000            $1 - $10,000
J. Leland Brewster II                   None               $10,001 - $50,000
William O. Coleman                      None                 $1 - $10,000
Phillip R. Cox                          None                     None
H. Jerome Lerner                        None               $10,001 - $50,000
Jill T. McGruder                 $10,001 - $50,000         $50,001 - $100,000
Oscar P. Robertson                 Over $100,000             Over $100,000
Robert E. Stautberg                     None               $10,001 - $50,000
John P. Zanotti                   $1- $10,000                 $1 - $10,000

1 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended September 30, 2002. Mr. Zanotti began serving on the Board in November 2002 and therefore did not receive any compensation during the fiscal year.

                                                DEFERRED       AGGREGATE
                                                COMPENSATION   COMPENSATION FROM
                           COMPENSATION FROM    ACCRUED        THE TOUCHSTONE
NAME                       TRUST                FROM TRUST1    FAMILY2
----                       -----                -----------    -------
John F. Barrett            $     0              $     0        $      0
J. Leland Brewster II      $ 1,360              $ 3,453        $ 19,250
William O. Coleman         $ 3,971              $   841        $ 19,250
Philip R. Cox              $ 4,813              $     0        $ 19,250
H. Jerome Lerner           $ 4,625              $     0        $ 18,500
Jill T. McGruder           $     0              $     0        $      0
Oscar P. Robertson         $ 1,432              $ 2,568        $ 16,000
Robert E. Stautberg        $ 1,360              $ 3,453        $ 19,250
John P. Zanotti            $     0              $     0              0

     1 Effective January 1, 2001, the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended September 30, 2002 is as follows: J. Leland Brewster II - $13,812, William O. Coleman - $3,365, Oscar P. Robertson - $10,271 and Robert E. Stautberg - $13,812.

     2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

Each Independent Trustee receives a quarterly retainer of $3,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairman receive an additional $500 quarterly retainer. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions:

AUDIT COMMITTEE. Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended September 30, 2002, the Audit Committee held four meetings.

VALUATION  COMMITTEE.  Messrs.  Coleman,  Cox and  Robertson  are members of the
Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended September 30, 2002, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended September 30, 2002, the Nominating Committee held one meeting. The Nominating Committee does not consider nominees recommended by shareholders.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life

Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Funds' Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below.

  U.S. Government Money Market Fund         .50% of average daily net assets up
  Intermediate Term U.S.                     to $50 million; 0.45% of assets
  Government Bond Fund                       from $50 million to $150 million;
  Money Market Fund                          0.40% of assets from $150 million
                                             to $250 million; 0.375% of assets
                                             over $250 million


 Core Bond Fund                              0.50% of average daily net assets
                                             up to $100 million; 0.45% of assets
                                             from $100 million to $200 million;
                                             0.40% of assets from $200 million
                                             to $300 million; 0.35% of assets
                                             over $300 million

Institutional U.S. Government
  Money Market Fund                          0.20% of average daily net assets

 High Yield Fund                             0.60% of average daily net assets
                                             up to $100 million; 0.55% of assets
                                             from $100 million to $200 million;
                                             0.50% of assets from $200 million
                                             to $300 million; 0.45% of assets
                                             over $300 million

Set forth below are the advisory fees paid by the Funds during the fiscal periods ended September 30, 2002, 2001 and 2000. The Advisor has contractually agreed to waive fees and reimburse certain expenses as set forth in the footnotes below.

                                                         2002           2001         2000
                                                         ----           ----         ----
U.S. Government Money Market Fund(1)                   $340,438       $380,422     $492,928
Intermediate Term U.S. Government Bond Fund(2)          165,585        170,812      187,307
Money Market Fund(3)                                    418,756        321,649      169,763
Institutional U.S. Government Money Market Fund(4)      122,344        142,548      111,057
High Yield Fund(5)                                       73,048         46,946       17,711
Core Bond Fund(6)                                       213,080        146,883       82,744

(1) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $299,300 and $77,733 of fees for the fiscal years ended September 30, 2002 and 2001, respectively, in order to reduce the operating expenses of the Fund.
(2) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $165,585 and $24,305 of fees and reimbursed the Fund $32,039 and $9,153 for the fiscal years ended September 30, 2002 and 2001, respectively, in order to reduce the operating expenses of the Fund.
(3) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $418,756, $266,518 and $162,682 of fees for the fiscal years ended September 30, 2002, 2001 and 2000, respectively, and reimbursed the Fund $179,087 for the fiscal year ended September 30, 2002, in order to reduce the operating expenses of the Fund.
(4) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $106,748, $22,982 and $17,803 of fees for the fiscal years ended September 30, 2002, 2001 and 2000, respectively, in order to reduce the operating expenses of the Fund.
(5) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived $73,048 and $105,343 of fees and reimbursed the Fund $116,007 and $2,492 for the fiscal years ended September 30, 2002 and 2001, respectively, in order to reduce the operating expenses of the Fund. Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $17,711 of fees and reimbursed the Fund $4,230 for the fiscal year ended September 30, 2000, in order to reduce the operating expenses of the Fund.
(6) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived $213,080, $210,954 and $31,708 of fees and reimbursed the Fund $38,678, $26,119 and $165,781 for the fiscal periods ended September 30, 2002, 2001 and 2000, respectively, in order to reduce the operating expenses of the Fund.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Institutional U.S. Government Money Market Fund - 0.40%, Money Market Fund Class A shares - 0.85%, U.S. Government Money Market Fund - 0.95%, Intermediate Term U.S. Government Bond Fund - 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares. These expense limitations will remain in effect until at least September 30, 2003.

Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management and supervisory services to the High Yield Fund and the Core Bond Fund, in exchange for payment of a sponsor fee by each Fund equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor has agreed to waive fees and reimburse expenses in order to limit the Funds' annual expenses as follows: Core Bond Fund - 0.90% for Class A shares and 1.65% for Class B and Class C shares; High Yield Fund - 1.05% for Class A shares and 1.80% for Class B and Class C shares. These expense limitations will remain in effect until at least September 30, 2003.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, administrative agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds;
(iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The Advisor pays the compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. In determining whether to approve the continuation of the Funds' investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Trustees, including a majority of the Independent
Trustees,  to make  the  determination  that  the  continuance  of the  advisory agreement is in the best interests of the Funds and their shareholders. Specifically, the Board was provided (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Funds. The Board compared the advisory fees and total expense ratios for the Funds with the industry median advisory fees and expense ratios in their respective investment categories and found the advisory fees paid by the Funds were reasonable and appropriate under all facts and circumstances. The Board noted the Funds' performance results during the twelve months ended September 30, 2002. The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for the Funds as necessary to reduce their operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Funds. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues.

The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate as follows:

High Yield Fund                         0.40% of average daily net assets up to
                                        $100 million; 0.35% of assets from $100
                                        million to $200 million; 0.30% of assets from $200 million to $300 million; 0.25% of assets over $300 million

Core Bond Fund                          0.30% of average daily net assets up to
                                        $100 million; 0.25% of assets from $100
                                        million to $200 million; 0.20% of assets from $200 million to $300 million; 0.15% of assets over $300 million

Intermediate Term U.S.                  0.20% of average daily net assets up to
  Government Bond Fund                  $100 million; 0.175% of assets from $100
                                        million to $200 million; 0.15% of assets from $200 million to $300 million;
                                        0.125% of assets over $300 million

Money Market Fund                       0.15% of average daily net assets up to
U.S. Government Money Market Fund       $100 million; 0.125% of assets from $100
                                        million to $200 million; 0.10% of assets from $200 million to $300 million;
                                        0.075% of assets over $300 million


Institutional U.S. Government           0.05% of average daily net assets
  Money Market Fund

The Advisor pays wholly for the services provided by the Sub-Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the Funds' sub-advisory agreements, the Board compared the Funds' sub-advisory fees with the industry median sub-advisory fees in their respective investment categories and found the sub-advisory fees were reasonable and appropriate. The Board also considered the Funds' performance during the twelve months ended September 30, 2002 and noted that it reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its sub-advisor.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. Touchstone currently allows concessions to dealers who sell shares of the Funds. Touchstone receives that portion of the sales charge that is not reallowed to dealers who sell shares of a Fund. Touchstone retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended September 30, 2002, the aggregate commissions on sales of the Intermediate Term U.S. Government Bond Fund's shares were $46,663 of which Touchstone paid $38,028 to unaffiliated broker-dealers in the selling network, earned $3,672 as a broker-dealer in the selling network and retained $4,963 in underwriting commissions. For the fiscal year ended September 30, 2002 the aggregate commissions on sales of the Core Bond Fund's shares were $43,553, of which Touchstone paid $36,880 to unaffiliated broker-dealers in the selling network, earned $80 as a broker-dealer in the selling network and retained $6,593 in underwriting commissions. For the fiscal year ended September 30, 2002, the aggregate commissions for sales of the High Yield Fund's shares were $63,701, of which Touchstone paid $15,444 to unaffiliated broker-dealers in the selling network, earned $45,289 as a broker-dealer in the selling network and retained $2,968 in underwriting commissions.

For the fiscal year ended September 30, 2001, the aggregate commissions on sales of the Intermediate Term U.S. Government Bond Fund's shares were $39,419 of which Touchstone paid $29,492 to unaffiliated broker-dealers in the selling network, earned $3,110 as a broker-dealer in the selling network and retained $6,817 in underwriting commissions. For the fiscal year ended September 30, 2001, the aggregate commissions on sales of the Core Bond Fund's shares were $13,499 of which Touchstone paid $4,671 to unaffiliated broker-dealers in the selling network, earned $6,679 as a broker-dealer in the selling network and retained $2,149 in underwriting commissions. For the fiscal year ended September 30, 2001, the aggregate commissions on sales of the High Yield Fund's shares were $24,414 of which Touchstone paid $17,410 to unaffiliated broker-dealers in the selling network, earned $3,085 as a broker-dealer in the selling network and retained $3,919 in underwriting commissions.

For the fiscal year ended September 30, 2000, the aggregate commissions on sales of the Intermediate Term U.S. Government Bond Fund's shares were $24,799 of which Touchstone paid $15,793 to unaffiliated broker-dealers in the selling network, earned $4,977 as a broker-dealer in the selling network and retained $4,029 in underwriting commissions. For the fiscal period ended September 30, 2000, the aggregate commissions on sales of the Core Bond Fund's shares were $3,439 of which Touchstone paid $2,484 to unaffiliated broker-dealers in the selling network, earned $419 as a broker-dealer in the selling network and retained $536 in underwriting commissions. For the fiscal period ended September 30, 2000, the aggregate commissions on sales of the High Yield Fund's shares were $62 of which Touchstone paid $36 to unaffiliated broker-dealers in the selling network, earned $12 as a broker-dealer in the selling network and retained $14 in underwriting commissions.


Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A SHARES. The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of ..35% of the average daily net assets of the U.S. Government Money Market Fund and Class A shares of the Money Market Fund, the Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund and .10% of the average daily net assets of the Institutional U.S. Government Money Market Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended September 30, 2002, the aggregate distribution-related expenditures of the Funds under the Class A Plan were as follows:

High Yield Fund - $38,591
Core Bond Fund - $101,527
Intermediate Term U.S. Government Bond Fund - $113,131
Money Market Fund - $306,254
U.S. Government Money Market Fund - $245,340
Institutional U.S. Government Money Market Fund - $61,171

All distribution expenses were for payments to broker-dealers and others for the sale or retention of assets.

CLASS B SHARES. (Core Bond Fund, Intermediate Term U.S. Government Bond Fund and High Yield Fund only) - The Core Bond Fund, the Intermediate Term U.S.
Government Bond Fund and the High Yield Fund have also adopted a plan of distribution (the "Class B Plan") with respect to each Fund's Class B shares. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of its Class B shares for expenses incurred in the distribution and promotion of shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by its clients, in addition to the ..25% account maintenance fee described above.

During the fiscal year ended September 30, 2002, Class B shares of the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund incurred distribution-related expenses of $7,622, $4,200 and $2,760, respectively, for payments to broker-dealers and others for the sale or retention of assets.

CLASS C SHARES. (Core Bond Fund, Intermediate Term U.S. Government Bond Fund and High Yield Fund only) - The Core Bond Fund, the Intermediate Term U.S.
Government Bond Fund and the High Yield Fund have also adopted a plan of distribution (the "Class C Plan") with respect to each Fund's Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of its Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by its clients, in addition to the ..25% account maintenance fee described above.

During the fiscal year ended September 30, 2002, Class C shares of the High Yield Fund, the Core Bond Fund and the Intermediate Term U.S. Government Bond Fund incurred distribution-related expenses of $3,864, $15,851 and $5,180, respectively, for payments to broker-dealers and others for the sale or retention of assets.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

John F. Barrett and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions were paid by the Funds during the last three fiscal years, except during the ninth month period ended September 30, 2000, the Core Bond Fund paid $918 in brokerage commissions.

The Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds or the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances, there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investments decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

During the fiscal year ended September 30, 2002, the Funds acquired securities of the Trust's regular broker-dealers as follows:

--------------------------------------------------------------------------------------
                                                                         MARKET VALUE
FUND                             BROKER-DEALER          SECURITY         AS OF 9-30-02
--------------------------------------------------------------------------------------
U.S. Government                  Morgan Stanley,        Repurchase
Money Market Fund                Dean Witter Inc.       Agreement        $  2,160,000
--------------------------------------------------------------------------------------
U.S. Government                  Wachovia               Repurchase
Money Market Fund                Investments, Inc.      Agreement        $ 10,000,000
--------------------------------------------------------------------------------------
U.S. Government                  Morgan Stanley         Repurchase
Money Market Fund                Dean Witter, Inc.      Agreement        $ 15,000,000
--------------------------------------------------------------------------------------

                                       49

--------------------------------------------------------------------------------------
U.S. Government                  Wachovia               Repurchase
Money Market Fund                Investments, Inc.      Agreement        $  6,000,000
--------------------------------------------------------------------------------------
Institutional U.S.               Morgan Stanley,        Repurchase
Government Money Market Fund     Dean Witter, Inc.      Agreement        $  1,745,000
--------------------------------------------------------------------------------------
Institutional U.S.               Wachovia               Repurchase
Government Money Market Fund     Investments, Inc       Agreement        $  6,000,000
--------------------------------------------------------------------------------------
Money Market Fund                Bank of America        7.50% Note
                                 Corporation            due 10/15/02     $    100,150
--------------------------------------------------------------------------------------
Money Market Fund                Salomon Smith          6.50% Note
                                 Barney                 due 10/15/02     $    100,089
--------------------------------------------------------------------------------------
Money Market Fund                Merrill Lynch          8.30% Note
                                 & Co.                  due 11/1/02      $    351,697
--------------------------------------------------------------------------------------
Money Market Fund                Merrill Lynch          5.75% Note
                                 & Co.                  due 11/04/02     $    100,312
--------------------------------------------------------------------------------------
Money Market Fund                Bank One               7.375% Note
                                 Corp.                  due 12/01/02     $    110,910
--------------------------------------------------------------------------------------
Money Market Fund                Morgan Stanley         7.125% Note
                                 Dean Witter            due 1/15/03      $    329,248
--------------------------------------------------------------------------------------
Money Market Fund                Bear Stearns           6.125% Note
                                 & Co.                  due 2/01/03      $  3,077,909
--------------------------------------------------------------------------------------
Money Market Fund                Salomon Smith          7.50% Note
                                 Barney                 due 2/01/03      $    458,060
--------------------------------------------------------------------------------------
Money Market Fund                Merrill Lynch          7.18% Note
                                 & Co.                  due 2/11/03      $    509,048
--------------------------------------------------------------------------------------
Money Market Fund                Merrill Lynch          6.00% Note
                                 & Co.                  due 2/12/03      $  1,426,231
--------------------------------------------------------------------------------------
Money Market Fund                Salomon Smith          6.75% Note
                                 Barney                 due 2/15/03      $    512,809
--------------------------------------------------------------------------------------
Money Market Fund                Bank of America        6.85% Note
                                 Corporation            due 3/1/03       $    203,507
--------------------------------------------------------------------------------------
Money Market Fund                Merrill Lynch          6.875% Note
                                 & Co.                  due 3/1/03       $    355,653
--------------------------------------------------------------------------------------
Money Market Fund                Bear Stearns           6.20% Note
                                 & Co.                  due 3/30/03      $    682,562
--------------------------------------------------------------------------------------
Money Market Fund                Merrill Lynch          6.13% Note
                                 & Co.                  due 4/07/03      $    204,189
--------------------------------------------------------------------------------------
Money Market Fund                Bank One               6.625% Note
                                 Corp.                  due 4/15/03      $    101,628
--------------------------------------------------------------------------------------
Money Market Fund                Bank One               6.625% Note
                                 Corp                   due 4/15/03      $    255,878
--------------------------------------------------------------------------------------
Money Market Fund                Bear Stearns           6.75% Note
                                 & Co.                  due 4/15/03      $  1,212,626
--------------------------------------------------------------------------------------
Money Market Fund                Wells Fargo            6.875% Note
                                 Corp.                  due 4/15/03      $    122,338
--------------------------------------------------------------------------------------
Money Market Fund                Merrill Lynch          4.97% Note
                                 & Co.                  due 4/30/03      $    495,374
--------------------------------------------------------------------------------------

                                       50

--------------------------------------------------------------------------------------
Money Market Fund                Bank of America        7.00% Note
                                 Corporation            due 5/15/03      $    127,832
--------------------------------------------------------------------------------------
Money Market Fund                Salomon Smith          6.25% Note
                                 Barney                 due 5/15/03      $    419,089
--------------------------------------------------------------------------------------
Money Market Fund                Bank of New York       6.625% Note
                                 Co., Inc.              due 6/15/03      $    128,698
--------------------------------------------------------------------------------------
Money Market Fund                Wells Fargo            7.25% Note
                                 Corp.                  due 7/14/03      $    207,230
--------------------------------------------------------------------------------------
Money Market Fund                Bear Stearns           6.70% Note
                                 & Co.                  due 8/01/03      $    555,202
--------------------------------------------------------------------------------------
Money Market Fund                J.P. Morgan            8.50% Note
                                 & Co., Inc.            due 8/15/03      $    778,081
--------------------------------------------------------------------------------------
Money Market Fund                Morgan Stanley         7.125% Note
                                 Dean Witter, Inc.      due 8/15/03      $    365,326
--------------------------------------------------------------------------------------
Money Market Fund                Salomon Smith          6.75% Note
                                 Barney                 due 8/15/03      $    877,825
--------------------------------------------------------------------------------------
Money Market Fund                Morgan Stanley         Repurchase
                                 Dean Witter, Inc.      Agreement        $  1,430,000
--------------------------------------------------------------------------------------
Core Bond Fund                   Bank of                5.118% Bond
                                 America                due 7/11/43      $    492,862
--------------------------------------------------------------------------------------
Core Bond Fund                   J.P. Morgan            6.75% Bond
                                 Chase & Co.            due 2/01/11      $    512,688
--------------------------------------------------------------------------------------
Core Bond Fund                   Morgan Stanley         6.60% Bond
                                 Dean Witter, Inc.      due 4/01/12      $    581,987
--------------------------------------------------------------------------------------
Intermediate Term U.S.           Wells Fargo Mortgage   6.75% Bond
Government Bond Fund             Backed Securities      due 7/25/31      $  1,041,030
--------------------------------------------------------------------------------------

During the fiscal year ended September 30, 2002, the Funds entered into repurchase transactions with the following entities who may be deemed to be regular broker-dealers of the Trust as defined under the Investment Company Act of 1940: BMO Nesbitt-Burns Securities Inc., Morgan Stanley, Dean Witter, Inc., Wachovia Investments, Inc., and Wells Fargo Brokerage Services, Inc.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund and the Money Market Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Intermediate Term U.S. Government Bond Fund and the High Yield Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors. The Core Bond Fund may engage in active trading to achieve its investment goals. As a result, the Core Bond Fund may have substantial portfolio turnover. The higher portfolio turnover by the Intermediate Term U.S. Government Bond Fund and the Core Bond Fund during the most recent fiscal year is due to adjustments in sector allocations and interest rate risk in response to changing market conditions.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price, (also called "NAV") and the public offering price (NAV plus the applicable sales charge) of the Funds' shares are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund and the Money Market Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the U.S. Government Money Market Fund, the

Institutional U.S. Government Money Market Fund or the Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund and the Money Market Fund.

Pursuant to Rule 2a-7, the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund and the Money Market Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund and the Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund or the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Portfolio securities held by the Intermediate Term U.S. Government Bond Fund, the Core Bond Fund or the High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

CORE BOND FUND, INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND AND HIGH YIELD FUND

The Core Bond Fund, the Intermediate Term U.S. Government Bond Fund and the High Yield Fund each offer three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of the contingent deferred sales charge ("CDSC") and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower CDSC upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately seven years and will be subject to only a .35% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Set forth below is a chart comparing the sales charges and maximum 12b-1 fees applicable to each class of shares of the Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund:

                                                                                 CONVERSION
CLASS       SALES CHARGE                                         12B-1 FEE       FEATURE
------------------------------------------------------------------------------------------------------
A           Maximum 4.75% initial sales charge reduced for         0.35%         None
            purchases of $50,000 and over; shares sold without
            an initial sales charge may be subject to a 1.00%
            CDSC during 1st year if a commission was paid to a
            dealer

B           Maximum 5.00% CDSC during the first year               1.00%         Class B Shares will
            which decreases incrementally and is 0 after                         automatically convert
            6 years                                                              to Class A shares
                                                                                 after approximately
                                                                                 8 years

C           1.00% CDSC during 1st year                             1.00%         None
------------------------------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at NAV plus an initial sales charge. In some cases, reduced initial sales charges for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales charge at the time of purchase but may be subject to a CDSC of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .35% of a Fund's average daily net assets allocable to Class A shares.

The table below shows the current initial sales load breakpoints for purchases of Class A shares:

                                     Percentage         Which          Dealer
                                    of Offering      Equals this    Reallowance
                                   Price Deducted    Percentage    as Percentage
                                      for Sales      of Your Net    of Offering
Amount of Investment                   Charge        Investment        Price
--------------------               --------------    -----------   -------------
Less than $50,000                       4.75%           4.99%          4.00%
$50,000 but less than $100,000          4.50            4.72           3.75%
$100,000 but less than $250,000         3.50            3.63           2.75%
$250,000 but less than $500,000         2.95            3.04           2.25%
$500,000 but less than $1,000,000       2.25            2.31           1.75%
$1,000,000 or more                      None            None           None

The table below shows the initial sales charge breakpoints for purchases of shares of the Intermediate Term U.S. Government Bond Fund for accounts opened between February 1, 1995 and July 31, 1999:

                                     Percentage         Which          Dealer
                                    of Offering      Equals this    Reallowance
                                   Price Deducted    Percentage    as Percentage
                                      for Sales      of Your Net    of Offering
Amount of Investment                   Charge        Investment        Price
--------------------               --------------    -----------   -------------
Less than $100,000                      2.00%           2.04%          1.80%
$100,000 but less than $250,000         1.50%           1.52%          1.35%
$250,000 but less than $500,000         1.00%           1.01%          0.90%
$500,000 but less than $1,000,000       0.75%           0.76%          0.65%
$1,000,000 or more                      None            None           None

The table below shows the initial sales charge breakpoints for the purchase of shares of the Intermediate Term U.S. Government Bond Fund for accounts opened before February 1, 1995:

                                     Percentage         Which          Dealer
                                    of Offering      Equals this    Reallowance
                                   Price Deducted    Percentage    as Percentage
                                      for Sales      of Your Net    of Offering
Amount of Investment                   Charge        Investment        Price
--------------------               --------------    -----------   -------------
Less than $500,000                      1.00%           1.01%          1.00%
$5000,000 but less than $1,000,000      0.75%           0.76%          0.75%
$1,000,000 or more                      None            None           None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation from Touchstone of up to 1.00% of such purchases. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC for Certain Purchases of Class A Shares" below.

REDUCED SALES CHARGE. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales charge with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales charges set forth in the table above. Purchases of Class A shares in any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales charges. The minimum initial investment under a Letter of Intent is $10,000. See "Other Purchase Information" below or contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

CDSC FOR CERTAIN PURCHASES OF CLASS A SHARES. A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

CLASS B SHARES

Class B shares are sold at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem Class B shares within 6 years of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A CDSC will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of CDSC will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE PURCHASE PAYMENT MADE         CDSC AS A % OF AMOUNT SUBJECT TO CHARGE
--------------------------------         ---------------------------------------
First                                    5.00%
Second                                   4.00%
Third                                    3.00%
Fourth                                   2.00%
Fifth                                    1.00%
Sixth                                    1.00%
Seventh and thereafter*                  None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales charge, and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CDSC

The CDSC is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the CDSC, including death certificates, physicians' certificates, etc.
o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Transfer Agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your account value (computed on an annualized basis) at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The CDSC will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales charges imposed on redemptions are paid to Touchstone. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 5.00%, the CDSC would be $200 for redemptions of Class B shares. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the CDSC for Class B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 1,300 shares, the CDSC is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in NAV of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in NAV of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will pay the charge. Since this redemption is in the third year of the CDSC schedule, (a) the 1,000 shares will be at the rate of 3.00% and the CDSC would be $300 and (b) the 300 shares will be at the rate of 4.00% and the CDSC would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the CDSC schedule.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Intermediate Term U.S. Government Bond Fund, the High Yield Fund and the Core Bond Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A "purchaser" of Class A shares has the right to combine the cost or current NAV (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales charges set forth in the tables in the Prospectus and this SAI. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales charge. The reduced charge will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales charges set forth in the tables in the Prospectus and this SAI may also be available to any Purchaser of Class A shares who submits a letter of intent to the Transfer Agent (a "Letter of Intent"). The Letter of Intent must state an intention to invest within a thirteen month period in Class A shares of any load fund distributed by Touchstone a specified amount that, if made at one time, would qualify for a reduced sales charge. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales charge applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales charge will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:
1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
5. As part of certain promotional programs established by the Fund and/or Touchstone. 6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through processing organizations described in the Prospectus.
9. As part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Funds.
10. As part of an employee benefit plan which is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:
1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

EXCHANGES. Exchanges may be subject to certain limitations and are subject to the Touchstone Funds' policies concerning excessive trading practices, which are policies designed to protect Funds and their shareholders from the harmful effect of frequent exchanges.

The Funds may restrict or refuse purchases or exchanges by market timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a market timer if you have (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of any Fund, or (ii) made more than two exchanges within a rolling 90 day period.

Upon the Fund's restriction or refusal of a purchase or exchange as a result of excessive exchanging or market timing, written notification of the Fund's policies on these issues will be sent to the shareholder's agent and/or to the broker/dealer firm of record for any account deemed to be market timing by the Funds. If an account has no such agent or broker/dealer, written notification will be sent directly to the shareholder.

OTHER INFORMATION. The Trust does not impose a front-end sales charge or imposes a reduced sales charge in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales charge as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. As of September 30, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                                      EXPIRES
                                                       AMOUNT       SEPTEMBER 30
                                                       ------       ------------
U.S. Government Money Market Fund                     $   1,638         2009
Institutional U.S. Government Money Market Fund             601         2007
Money Market Fund                                         3,332         2008
Intermediate Term U.S. Government Bond Fund              94,797         2003
Intermediate Term U.S. Government Bond Fund           1,168,258         2004
Intermediate Term U.S. Government Bond Fund             221,155         2005
Intermediate Term U.S. Government Bond Fund               8,095         2006
Intermediate Term U.S. Government Bond Fund             122,447         2009

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

PURCHASES AND REDEMPTIONS IN KIND
---------------------------------

PURCHASES IN KIND. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Sub-Advisor.

REDEMPTIONS IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder. In the event payment is made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund and the Money Market Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows:
Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund and the Money Market Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method). The U.S. Government Money Market Fund 's current and effective yields for the seven days ended September 30, 2002 were 0.92% and 0.93%, respectively. The Institutional U.S. Government Money Market Fund's current and effective yields for the seven days ended September 30, 2002 were 1.52% and 1.53%, respectively. The Money Market Fund's current and effective yields for Class A shares for the seven days ended September 30, 2002 were 1.76% and 1.78%, respectively. From time to time, the Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)^n = ERV
Where:
P =    a hypothetical initial payment of $1,000
T =    average annual total return
n =    number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund for periods ended September 30, 2002 are as follows:

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS A)
1 Year                                                 1.80%
5 Years                                                5.39%
10 Years                                               5.30%

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS B)
1 Year                                                 1.97%
Since Inception (May 1, 2001)                          5.05%

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS C)
1 Year                                                 5.93%
Since Inception (March 6, 2001)                        7.20%

CORE BOND FUND (CLASS A)
1 Year                                                 1.60%
5 Years                                                5.23%
Since Inception (October 3, 1994)                      6.49%

CORE BOND FUND (CLASS B)
1 Year                                                 1.89%
Since Inception (May 1, 2001)                          7.61%

CORE BOND FUND (CLASS C)
1 Year                                                 5.82%
5 Years                                                5.15%
Since Inception (January 1, 1999)*                     6.13%

HIGH YIELD FUND (CLASS A)
1 Year                                                -2.34%
Since Inception (May 1, 2000)                          2.19%

HIGH YIELD FUND (CLASS B)
1 Year                                                -1.98%
Since Inception (May 1, 2001)                         -1.86%

HIGH YIELD FUND (CLASS C)
1 Year                                                 1.74%
Since Inception (May 23, 2000)                         1.63%

*Performance was calculated using historical performance information of the Fund's predecessor. The predecessor was a series of Select Advisors Trust C that was reorganized into Touchstone Series Trust (the Core Bond Fund's previous Trust) on December 31, 1998. The inception date for the predecessor was October 3, 1994.

The Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end sales charge, which, if included, would reduce total return. The total returns of the Intermediate Term U.S. Government Bond Fund ("IBF"), the Core Bond Fund ("CBF") and the High Yield Fund ("HYF") as calculated in this manner for each of the last ten years (or since inception) are as follows:

----------------------------------------------------------------------------------------------------------------------
Period        IBF-        IBF-       IBF-        CBF         CBF         CBF        HYF         HYF         HYF
Ended         Class A     Class B1   Class C2    Class A3    Class B1    Class C4   Class A5    Class B1    Class C6
----------------------------------------------------------------------------------------------------------------------
9-30-93       10.15%
----------------------------------------------------------------------------------------------------------------------
9-30-94       -6.76%
----------------------------------------------------------------------------------------------------------------------
9-30-95       12.52%
----------------------------------------------------------------------------------------------------------------------
9-30-96        3.55%                               4.03%                  3.20%
----------------------------------------------------------------------------------------------------------------------
9-30-97        7.74%                               9.15%                  8.17%
----------------------------------------------------------------------------------------------------------------------
9-30-98       10.54%                               8.23%                  6.85%
----------------------------------------------------------------------------------------------------------------------
9-30-99       -1.93%                               0.01%                 -0.95%
----------------------------------------------------------------------------------------------------------------------
9-30-00        5.29%                               5.15%                  3.87%       4.20%                   4.21%
----------------------------------------------------------------------------------------------------------------------
9-30-01       11.92%       4.96%     5.29%        11.61%      4.78%      11.10%      -1.34%      -4.35%      -2.03%
----------------------------------------------------------------------------------------------------------------------
9-30-02        6.83%       5.97%     5.93%         6.66%      5.89%       5.82%       2.50%       1.80%       1.74%
----------------------------------------------------------------------------------------------------------------------

1    Inception of Class B shares was May 1, 2001.
2    Inception of Class C shares was March 6, 2001.
3    Inception of Class A shares was October 3, 1994.
4 Inception of Class C shares was January 1, 1999. Performance was calculated using historical performance information of the Fund's predecessor.
5    Inception of Class A shares was May 1, 2000.
6    Inception of Class C shares was May 23, 2000.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end sales charge or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund for the periods ended September 30, 2002 are as follows:

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND CLASS A
1 Year                              6.83%
3 Years                             7.98%
5 Years                             6.42%
10 Years                            5.81%
Since Inception (2-6-81)            8.21%

CORE BOND FUND CLASS A
1 Year                              6.66%
3 Years                             7.77%
5 Years                             6.26%
Since Inception (10-3-94)           7.14%

HIGH YIELD FUND CLASS A
1 Year                              2.50%
Since Inception (5-1-00)            2.19%

A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

The Funds may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

     P (1 + T)^n = ATV
                      D
Where:
     P =    a hypothetical initial payment of $1,000.
     T =    average annual total return (after taxes on distributions).
     n =    number of years
     ATV  = ending value of a hypothetical  $1,000 payment made at the beginning
        D   of the 1, 5, or  10-year  periods  at the end of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS AFTER TAXES ON DISTRIBUTIONS FOR THE PERIODS ENDED SEPTEMBER 30, 2002 ARE AS FOLLOWS:

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS A)
1 Year                              0.14%
5 Years                             3.22%
10 Years                            3.02%

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS B)
1 Year                              0.57%
Since Inception (May 1, 2001)       3.51%

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS C)
1 Year                              4.55%
Since Inception (March 6, 2001)     5.58%

CORE BOND FUND (CLASS A)
1 Year                             -0.17%
5 Years                             2.70%
Since Inception (October 3, 1994)   3.78%

CORE BOND FUND (CLASS B)
1 Year                              0.16%
Since Inception (May 1, 2001)       3.03%

CORE BOND FUND (CLASS C)
1 Year                              4.16%
5 Years                             2.78%
Since Inception (January 1, 1999)*  3.57%

HIGH YIELD FUND (CLASS A)
1 Year                             -5.27%
Since Inception (May 1, 2000)      -3.10%

HIGH YIELD FUND (CLASS B)
1 Year                             -4.82%
Since Inception (May 1, 2001)      -7.30%

HIGH YIELD FUND (CLASS C)
1 Year                             -1.07%
Since Inception (May 23, 2000)     -1.50%

*Performance was calculated using historical performance information of the Fund's predecessor. The predecessor was a series of Select Advisors Trust C that was reorganized into Touchstone Series Trust (the Core Bond Fund's previous Trust) on December 31, 1998. The inception date for the predecessor was October 3, 1994.

The Funds may advertise average annual total return after taxes on distributions and redemption. Average annual total return after taxes on distributions and redemptions will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

     P (1 + T)^n = ATV
                      DR
Where:
P =     a hypothetical initial payment of $1,000.
T =     average   annual  total  return  (after  taxes  on   distributions   and
        redemption).
n =     number of years
ATV   = ending value of a  hypothetical  $1,000 payment made at the beginning of
   DR   the 1, 5, or 10-year  periods at the end of the 1, 5 or 10 year  periods
        (or  fractional   portion),   after  taxes  on  fund  distributions  and
        redemption.

The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION FOR THE PERIODS ENDED SEPTEMBER 30, 2002 ARE AS FOLLOWS:

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS A)
1 Year                              1.06%
5 Years                             3.20%
10 Years                            3.06%

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS B)
1 Year                              1.17%
Since Inception (May 1, 2001)       3.26%

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND (CLASS C)
1 Year                              3.60%
Since Inception (March 6, 2001)     4.95%

CORE BOND FUND (CLASS A)
1 Year                              0.94%
5 Years                             2.88%
Since Inception (October 3, 1994)   3.82%

CORE BOND FUND (CLASS B)
1 Year                              1.11%
Since Inception (May 1, 2001)       2.97%

CORE BOND FUND (CLASS C)
1 Year                              3.53%
5 Years                             2.93%
Since Inception (January 1, 1999)*  3.63%

HIGH YIELD FUND (CLASS A)
1 Year                             -1.39%
Since Inception (May 1, 2000)      -1.42%

HIGH YIELD FUND (CLASS B)
1 Year                             -1.16%
Since Inception (May 1, 2001)      -4.83%

HIGH YIELD FUND (CLASS C)
1 Year                              1.13%
Since Inception (May 23, 2000)     -0.18%

*Performance was calculated using historical performance information of the Fund's predecessor. The predecessor was a series of Select Advisors Trust C that was reorganized into Touchstone Series Trust (the Core Bond Fund's previous Trust) on December 31, 1998. The inception date for the predecessor was October 3, 1994.

From time to time, the Intermediate Term U.S. Government Bond Fund, the Core Bond Fund and the High Yield Fund may advertise their yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[a-b/cd + 1)^6 - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of each Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance with performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare their performance:

iMoneyNet, Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The U.S. Government Money Market Fund may compare performance rankings with money market funds appearing in the Taxable U.S. Treasury & Repo Funds category. The Institutional U.S. Government Money Market Fund may compare performance rankings with money market funds appearing in the Taxable Institutional Government Funds category. The Money Market Fund may compare performance rankings with money market funds appearing in the First Tier Taxable category.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The U.S. Government Money Market Fund may provide comparative performance information appearing in the U.S. Government Money Market Funds category. The Intermediate Term U.S. Government Bond Fund may provide comparative performance information appearing in the Intermediate U.S. Government Funds category. The Institutional U.S. Government Money Market Fund may provide comparative performance information appearing in the Institutional U.S. Government Money Market Funds category. The Money Market Fund may provide comparative performance information appearing in the Money Market Funds category. The Core Bond Fund may provide comparative performance information appearing in the Intermediate Investment Grade Debt Funds category. The High Yield Fund may provide comparative performance information appearing in the High Current Yield Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of January 7, 2003 the principal owners of the Funds are listed in the following table. All shares are owned of record unless it is indicated otherwise.

-----------------------------------------------------------------------------------------------
                FUND                                   SHAREHOLDER                   % OWNED
-----------------------------------------------------------------------------------------------
U.S. Government Money Market Fund      Bear, Stearns & Co., Inc.                     12.62%
                                       For The Benefit of a Customer
                                       1 Metrotech Center North
                                       Brooklyn, NY
-----------------------------------------------------------------------------------------------

                                       71

-----------------------------------------------------------------------------------------------
U.S. Government Money Market Fund      Bear, Stearns & Co., Inc.                     11.66%
                                       For The Benefit of a Customer
                                       1 Metrotech Center North
                                       Brooklyn, NY
-----------------------------------------------------------------------------------------------
Intermediate Term U.S. Government      Salomon Smith Barney Inc.                     10.29%
Bond Fund Class B                      333 West 34th Street, 3rd Floor
                                       New York, NY
-----------------------------------------------------------------------------------------------
Intermediate Term U.S. Government      Merrill Lynch, Pierce, Fenner & Smith Inc.    33.23%
Bond Fund Class C                      For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL
-----------------------------------------------------------------------------------------------
Intermediate Term U.S. Government      Janney Montgomery Scott LLC                    6.14%
Bond Fund Class C                      1801 Market Street
                                       Philadelphia, PA
-----------------------------------------------------------------------------------------------
Money Market Fund Class A              AMP-OH Rhgs Revenue                            5.44%
                                       2600 Airport Drive
                                       Columbus, OH
-----------------------------------------------------------------------------------------------
Money Market Fund Class A              Link & Company                                10.50%
                                       P.O. Box 630074
                                       Cincinnati, OH
-----------------------------------------------------------------------------------------------
High Yield Fund Class A                Western & Southern Life Insurance             69.69%
                                       Company*
                                       400 Broadway
                                       Cincinnati, OH
-----------------------------------------------------------------------------------------------
High Yield Fund Class A                Western Southern Life Assurance Company       15.11%
                                       400 Broadway
                                       Cincinnati, OH
-----------------------------------------------------------------------------------------------
High Yield Fund Class B                Donaldson Lufkin Jenrette Securities Corp.    12.34%
                                       P.O. Box 2052
                                       Jersey City, NJ
-----------------------------------------------------------------------------------------------
High Yield Fund Class B                Merrill Lynch, Pierce, Fenner & Smith Inc.    10.69%
                                       For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL
-----------------------------------------------------------------------------------------------
High Yield Fund Class C                Merrill Lynch, Pierce, Fenner & Smith         47.17%
                                       For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL
-----------------------------------------------------------------------------------------------
Core Bond Fund Class A                 Link & Co.*                                   41.89%
                                       P.O. Box 630074
                                       Cincinnati, OH
-----------------------------------------------------------------------------------------------
Core Bond Fund Class A                 Western & Southern Life Insurance Company*    43.20%
                                       400 Broadway
                                       Cincinnati, OH
-----------------------------------------------------------------------------------------------
Core Bond Fund Class B                 Janey Montgomery Scott LLC                     8.94%
                                       FBO A Customer
                                       1801 Market Street
                                       Philadelphia, PA
-----------------------------------------------------------------------------------------------
Core Bond Fund Class B                 Raymond James & Associates, Inc.              14.94%
                                       FBO A Customer
                                       880 Carillon Parkway
                                       St. Petersburg, FL
-----------------------------------------------------------------------------------------------
Core Bond Fund Class B                 Wexford Clearing Services                      6.89%
                                       FBO An Account
                                       310 Jefferson Court
                                       Limerick, PA
-----------------------------------------------------------------------------------------------
Core Bond Fund Class B                 Cynthia L. Passmore                           11.34%
                                       342 Wunderlich Avenue
                                       Barberton, OH
-----------------------------------------------------------------------------------------------

                                       72

-----------------------------------------------------------------------------------------------
Core Bond Fund Class C                 Merrill Lynch, Pierce, Fenner & Smith         11.16%
                                       For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL
-----------------------------------------------------------------------------------------------
Core Bond Fund Class C                 Western-Southern Life Assurance Company        7.63%
                                       400 Broadway
                                       Cincinnati, OH
-----------------------------------------------------------------------------------------------

* May be deemed to control a Fund (or class) by virtue of the fact that it owned beneficially more than 25% of the outstanding shares as of January 7, 2003.

As of January 7, 2003, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

CUSTODIANS
----------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio serves as custodian for the U.S. Government Money Market Fund, the Intermediate Term U.S. Government Bond Fund, the Institutional U.S. Government Money Market Fund, the Money Market Fund and the High Yield Fund. Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian for the Core Bond Fund. Each custodian acts as a Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

Effective on or about February 21, 2003, Brown Brothers Harriman & Co.,
140 Broadway, New York, NY 10005, will serve as the Trust's custodian. Brown Brothers Harriman will act as the Trust's depository, safekeep its portfolio securities, collect all income and other payments with respect thereto, disburse funds as instructed and maintain records in connection with its duties.



INDEPENDENT AUDITORS
--------------------

The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio has been selected as independent auditors for the Trust for the fiscal year ending
September 30, 2003. Ernst & Young LLP will perform an annual audit of the Trust's financial statements and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, Integrated receives a monthly per account fee from each Fund. Integrated is an affiliate of the Advisor by reason of common ownership.

ACCOUNTING AND PRICING AGENT. Integrated also provides accounting and pricing services to the Trust. For calculating daily NAV per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a monthly fee based on the asset size of the Fund. Prior to March 17, 2002, Investors Bank & Trust Company provided accounting and pricing and administrative services to the Core Bond Fund. Set forth below are the accounting and pricing fees paid by the Funds during the fiscal periods ended September 30, 2002, 2001 and 2000.

                                                    2002       2001       2000
                                                    ----       ----       ----
U.S. Government Money Market Fund                 $30,000    $30,000   $ 34,000
Institutional U.S. Government
  Money Market Fund                                30,000     30,000     28,000
Money Market Fund                                  31,000     30,000     24,000
Core Bond Fund                                     25,806    101,802*    87,145*
High Yield Fund                                    48,000     41,000     14,000
Intermediate Term U.S. Government Bond Fund        48,000     35,000     24,000

* Represents unified fee that includes accounting, administrative and custody fees.

ADMINISTRATIVE AGENT. Integrated also provides administrative services to the Trust. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of
Trustees. Prior to February 1, 2003, the Advisor paid Integrated an administrative service fee for each Fund except the Core Bond Fund. The Core Bond Fund's administrative service fees were included in the unified fee paid to Investors Bank & Trust Company. Beginning February 1, 2003, all Funds will pay Integrated a monthly administrative service fee based on each Fund's average daily net assets.

ANNUAL REPORT

The financial statements as of September 30, 2002 appear in the Trust's annual report, which is attached to this Statement of Additional Information. The Trust's annual report was audited by Ernst & Young LLP.

                                 U.S. GOVERNMENT
                                MONEY MARKET FUND

                          INSTITUTIONAL U.S. GOVERNMENT
                                MONEY MARKET FUND

                                MONEY MARKET FUND

                                 CORE BOND FUND

                                 HIGH YIELD FUND

                        INTERMEDIATE TERM U.S. GOVERNMENT
                                    BOND FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-9
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                       10-12
--------------------------------------------------------------------------------
Statements of Operations                                                   13-14
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        15-18
--------------------------------------------------------------------------------
Financial Highlights                                                       19-30
--------------------------------------------------------------------------------
Notes to Financial Statements                                              31-44
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     U.S. Government Money Market Fund                                     45-46
--------------------------------------------------------------------------------
     Institutional U.S. Government Money Market Fund                       47-48
--------------------------------------------------------------------------------
     Money Market Fund                                                     49-52
--------------------------------------------------------------------------------
     Core Bond Fund                                                        53-54
--------------------------------------------------------------------------------
     High Yield Fund                                                       55-57
--------------------------------------------------------------------------------
     Intermediate Term U.S. Government Bond Fund                              58
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            59
--------------------------------------------------------------------------------
Report of Independent Auditors                                                60
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                       [2]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

CORE BOND FUND

In the past year, the bond market, as represented by the Lehman Brothers Aggregate Index, returned 8.60%. Interest rates were driven lower by concerns of a weakening economy, renewed fears of terrorism, and the potential for war with Iraq. Corporate bond returns remained volatile, as accounting and corporate governance continued to be under intense scrutiny. The Fund returned 6.66% (Class A, excluding the impact of applicable sales load) for the year compared to the return of the median Intermediate Corporate Bond fund, as tracked by Lipper Analytical Services Inc, of 6.20%. The main factors influencing performance were the use of U.S. Government securities, high-quality corporate bonds and mortgage-backed securities.

U.S. Government securities were among the best performing sectors of the bond market and of the Touchstone Core Bond Fund in the prior 12 months. Economic data painted a weak picture of the economy, prompting the expectation that the Fed will need to lower short-term interest rates further in 2002. The equity markets had one of the worst periods in history, as profit outlooks for the rest of the year still look bleak. This, coupled with uncertainty created by terrorism and Iraq, contributed to significant "flight to quality" flows into the U.S. Treasury market. The following table illustrates the significant shift in U.S. Treasury rates, which was the dominant factor in the good performance of fixed income for the third year in a row.

                                    9/30/2001   9/30/2002
                                    ---------   ---------
                        2 year         2.80%       1.68%
                        5 year         3.77%       2.56%
                        10 year        4.54%       3.59%
                        30 year        5.37%       4.67%

Corporate bonds significantly underperformed U.S. Treasuries in the year as the economic outlook clouded the recovery prospects for profits, and the seemingly endless stream of news concerning the excess of corporate executives persisted. There was a slight recovery in many distressed credits. However, there continued to be many companies with business or liquidity problems, resulting in a substantial widening in yield spreads. The Fund, although close to neutral in overall exposure to investment grade corporate bonds versus the Lehman Brothers Aggregate Index, held a larger share of higher quality bonds, which performed better than the lower portion of investment grade corporate bonds over the past year.

Mortgage-backed securities were a positive for the Fund and outperformed U.S. Treasuries, as investors sought quality alternatives to corporate bonds. Even with refinancing activity at all-time highs, mortgage securities offered attractive yields in the market. Other sectors such as agencies, ABS (Asset Backed Securities) and CMBS (Collateralized Mortgage-Backed Securities) performed well, all beneficiaries of the risk aversion to corporate bonds and had positive contributions to the fixed income market and the Fund.

Although the economy appears to be struggling to recover, we believe the foundation exists for growth in 2003. Given this backdrop, along with U.S. Treasury rates at historic lows, we will maintain the portfolio's short duration. From a sector perspective, mortgage-backed securities offered the most attractive risk/return profile in the market. We will continue to have a neutral allocation to corporate bonds as significant risk still exists to profitability.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [4]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        Comparison of the Change in Value of a $10,000 Investment in the Core Bond Fund* and the Lehman Brothers Aggregate Index

                -------------------------------------------------
                                 Core Bond Fund
                         Average Annual Total Returns**
                         ------------------------------

                            1 Year   5 Years   Since Inception***
                Class A      1.60%    5.23%          6.49%
                Class B      1.89%      --           7.61%
                Class C      5.82%    5.15%          6.13%
                -------------------------------------------------


                [line graph]

                Core Bond Fund - Class A                  $16,528
                Lehman Brothers Aggregate Index           $19,286

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A, Class B and Class C shares commenced operations on October 3, 1994, May 1, 2001 and October 3, 1994, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [5]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

HIGH YIELD FUND

The high yield market exhibited considerable volatility throughout the fiscal year ended September 30, 2002. Strong first and second fiscal quarter high yield returns as represented by the Merrill Lynch High Yield Master Index (5.5% and 2.0%, respectively) were sharply reversed by the poor returns of the third and fourth fiscal quarters (-6.1% and -3.2%, respectively). In fact, the third quarter was the worst quarter on record for the high yield market. Total return of the Merrill Lynch High Yield Master Index for the fiscal year ended September 30, 2002 was -2.2%. These returns were particularly lackluster when compared to ten-year Treasuries, which posted a 12.7% total return for the fiscal year. The high yield market did, however, outpace stocks with the S&P 500 Index returning -20.5%.

The issues facing the stock market definitely weighed on the high yield market during the year. Particularly, concerns over earnings growth, corporate governance and a slowing economy weighed on nearly all risky assets. Many economists now expect an easing of the Federal Funds rate, now at 1.8%, to 1.3% before December. With interest rates at 40-year lows, there is some question as to the impact such an ease would have; arguably monetary policy is already very accommodative.

While lower quality (CCC-rated) bonds have performed the worst over recent periods, it is interesting to note that mid-quality (single B-rated) bonds have outperformed higher-quality (double B-rated) bonds. This is surprising given the higher correlation between double B-rated bonds and U.S. Treasuries, which have performed very well recently. Clearly the current credit cycle has been one of the deepest and most indiscriminate in recent memory.

The Touchstone High Yield Fund produced a return of 2.5% (Class A, excluding the impact of applicable sales load) during the fiscal year, which compared favorably to the Merrill Lynch High Yield Master Index return of -2.2%. The Fund's performance also compares favorably to other high yield funds, comfortably surpassing returns of the median manager. Focus on the proper alignment of risk and return, which allowed the Touchstone High Yield Fund to avoid the most volatile sectors of the high yield market, was the primary contributor to performance.

While the outlook for the economy is uncertain, we continue to believe the economy can avoid a double-dip recession. A modest, slow growth economy should allow for good relative performance given the attractive yields available in the high yield market. With yield spreads at or near all time wides, most reasonable scenarios appear to be adequately discounted. We continue to expect moderate returns consisting primarily of coupon income and, potentially, a small amount of capital appreciation. Although the market will continue to suffer from some rather high profile defaults, we believe that core industrial and service companies can generate attractive returns in this environment.

The portfolio will continue to emphasize quality and focus on those issues that appear to have an appropriate risk-return trade-off. With limited access to capital, telecommunications will continue to be de-emphasized. We tend to find value in health care and service sectors as well as certain well-capitalized industrials. We are confident that our approach should continue to provide attractive risk-adjusted returns.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [6]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        Comparison of the Change in Value of a $10,000 Investment in the High Yield Fund* and the Merrill Lynch High Yield Master Index

                -------------------------------------------------
                                 High Yield Fund
                         Average Annual Total Returns**
                         ------------------------------

                                 1 Year        Since Inception***
                Class A          (2.34%)             2.19%
                Class B          (1.98%)            (1.86%)
                Class C           1.74%              1.63%
                -------------------------------------------------

                [line graph]

                High Yield Fund - Class A                 $10,038
                Merrill Lynch High Yield Master Index     $ 9,640

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A, Class B and Class C shares commenced operations on May 1, 2000, May 1, 2001 and May 23, 2000, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [7]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND

In the past year, the bond market, as represented by the Lehman Brothers Intermediate Government Bond Index (the Index), returned 8.87%. Interest rates were driven lower by concerns of a weakening economy, renewed fears of terrorism, and the potential for war with Iraq. The Fund returned 6.83% (Class A, excluding the impact of applicable sales load) for the year compared to the return of the median Intermediate Government Bond fund, as tracked by Lipper Analytical Services Inc, of 7.43%. The main factor influencing performance was the level of interest rate risk taken in the Fund, due to the use of mortgage-backed securities, was less than the interest rate risk in the Index or funds using U.S. Treasuries only.

U.S. Government securities were among best performing sectors of the bond market in the prior 12 months. Economic data painted a weak picture of the economy, prompting the expectation that the Fed will need to lower short-term interest rates further in 2002. The equity markets had one of the worst periods in history as profit outlooks for the rest of the year still look bleak. This, coupled with uncertainty created by terrorism and Iraq, contributed to significant "flight to quality" flows into the U.S. Treasury market. The following table illustrates the significant shift in Treasury rates, which was a dominant factor in the good performance of fixed income for the third year in a row.

                                    9/30/2001   9/30/2002
                                    ---------   ---------
                        2 year         2.80%       1.68%
                        5 year         3.77%       2.56%
                        10 year        4.54%       3.59%
                        30 year        5.37%       4.67%

Mortgage-backed securities outperformed U.S. Treasuries slightly as investors sought quality alternatives to corporate bonds. Even with refinancing activity at all-time highs, mortgage-backed securities offered attractive yields in the market. However, the interest rate risk of this segment of the bond market is less than that of the U.S. Treasury segment. With the significant drop in rates, illustrated above, more interest rate risk meant higher returns over the last 12 months. The Fund's use of mortgage-backed securities to increase yield actually reduced total return (price change plus coupon) versus the Index and other funds that rely primarily on U.S. Treasuries and Agency debt. We believe that the use of higher yielding mortgage-backed securities on an ongoing basis is a strategy that will provide good returns over the long-term.

Although the economy appears to be struggling to recover, we believe the foundation exists for growth in 2003. Given this backdrop, along with U.S. Treasury rates at historic lows, we will maintain the portfolio's short duration. We believe from a sector perspective, mortgage-backed securities offer the most attractive risk/return profile in the market.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [8]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        Comparison of the Change in Value of a $10,000 Investment in the
              Intermediate Term U.S. Government Bond Fund* and the
               Lehman Brothers Intermediate Government Bond Index

           -----------------------------------------------------------
                   Intermediate Term U.S. Government Bond Fund

                     Average Annual Total Returns**    Total Returns
                     ------------------------------   ----------------
                     1 Year   5 Years   10 Years*** Since Inception****
           Class A    1.80%    5.39%       5.30%              --
           Class B    1.97%      --          --             5.05%
           Class C    5.93%      --          --             7.20%
           -----------------------------------------------------------
           [line graph]

           Intermediate Term U.S. Government Bond Fund         $16,766
           Lehman Brothers Intermediate Government Bond Index  $19,210

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A shares commenced operations on February 6, 1981.
**** Class B and Class C shares commenced operations on May 1, 2001 and March 6, 2001, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [9]

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------

                                                                  U.S. GOVERNMENT     INSTITUTIONAL          MONEY
                                                                   MONEY MARKET      U.S. GOVERNMENT        MARKET
                                                                       FUND         MONEY MARKET FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     Investment securities, at amortized cost ................     $  48,807,945      $  46,804,132      $ 112,108,276
     Repurchase agreements ...................................        33,160,000          7,745,000          1,430,000
                                                                   ---------------------------------------------------
Total investment securities ..................................     $  81,967,945      $  54,549,132      $ 113,538,276
Cash .........................................................             1,883              2,204                756
Interest receivable ..........................................           411,971            514,268            830,506
Receivable from affiliates ...................................                --                 62              8,017
Other assets .................................................             7,074              2,928             13,799
                                                                   ---------------------------------------------------
TOTAL ASSETS .................................................        82,388,873         55,068,594        114,391,354
                                                                   ---------------------------------------------------

LIABILITIES
Dividends payable ............................................               574              3,077              3,651
Payable to affiliates ........................................             9,610                 --                 --
Payable for securities purchased .............................                --                 --            217,839
Other accrued expenses and liabilities .......................            46,230             27,738             38,047
                                                                   ---------------------------------------------------
TOTAL LIABILITIES ............................................            56,414             30,815            259,537
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  82,332,459      $  55,037,779      $ 114,131,817
                                                                   ===================================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $  82,334,097      $  55,051,995      $ 114,135,149
Accumulated net realized losses from security transactions ...            (1,638)           (14,216)            (3,332)
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  82,332,459      $  55,037,779      $ 114,131,817
                                                                   ===================================================

Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value) ...        82,334,098         55,051,995        114,166,900
                                                                   ===================================================

Net asset value, offering price and redemption price per share     $        1.00      $        1.00      $        1.00
                                                                   ===================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [10]

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE
                                                                       CORE               HIGH               TERM
                                                                       BOND               YIELD         U.S. GOVERNMENT
                                                                       FUND               FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................................     $  45,358,644      $  28,163,131      $  34,873,835
                                                                   ===================================================
     At market value .........................................     $  46,619,845      $  26,622,955      $  35,958,928
Cash .........................................................             2,834              4,839              1,266
Interest and principal paydowns receivable ...................           531,338            586,681            303,832
Receivable for capital shares sold ...........................            60,454            197,797            235,462
Receivable for investment securities sold ....................         2,193,184                 --          4,647,704
Other assets .................................................            17,206             20,721             23,719
                                                                   ---------------------------------------------------
TOTAL ASSETS .................................................        49,424,861         27,432,993         41,170,911
                                                                   ---------------------------------------------------

LIABILITIES
Dividends payable ............................................            12,840             14,850             14,211
Payable for capital shares redeemed ..........................            50,247                  8             35,655
Payable for securities purchased .............................         3,165,108                 --          5,574,263
Payable to affiliates ........................................            28,944             15,777              6,482
Other accrued expenses and liabilities .......................            53,799             17,453             32,314
                                                                   ---------------------------------------------------
TOTAL LIABILITIES ............................................         3,310,938             48,088          5,662,925
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  46,113,923      $  27,384,905      $  35,507,986
                                                                   ===================================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $  44,653,151      $  29,137,044      $  36,037,645
Accumulated net realized gains (losses) from
     security transactions ...................................           199,571           (211,963)        (1,614,752)
Net unrealized appreciation/depreciation on investments ......         1,261,201         (1,540,176)         1,085,093
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  46,113,923      $  27,384,905      $  35,507,986
                                                                   ===================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....................     $  42,529,534      $  24,609,498      $  33,011,493
                                                                   ===================================================
Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)          4,157,511          2,865,744          2,953,217
                                                                   ===================================================
Net asset value and redemption price per share ...............     $       10.23      $        8.59      $       11.18
                                                                   ===================================================
Maximum offering price per share .............................     $       10.74      $        9.02      $       11.74
                                                                   ===================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ....................     $   1,162,899      $   1,853,684      $   1,171,442
                                                                   ===================================================
Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)            119,536            215,841            104,785
                                                                   ===================================================
Net asset value, offering price and redemption price per share*    $        9.73      $        8.59      $       11.18
                                                                   ===================================================

Redemption price per share varies by length of time shares are held.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [11]

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE
                                                                       CORE               HIGH               TERM
                                                                       BOND               YIELD         U.S. GOVERNMENT
                                                                       FUND               FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ....................     $   2,421,490      $     921,723      $   1,325,051
                                                                   ===================================================
Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value) ...           248,705            107,156            118,665
                                                                   ===================================================
Net asset value, offering price and redemption price per share*    $        9.74      $        8.60      $       11.17
                                                                   ===================================================

*Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [12]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                                  U.S. GOVERNMENT     INSTITUTIONAL          MONEY
                                                                       MONEY         U.S. GOVERNMENT         MARKET
                                                                    MARKET FUND     MONEY MARKET FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................................     $   1,384,374      $   1,362,223      $   2,287,546
                                                                   ---------------------------------------------------

EXPENSES
Investment advisory fees .....................................           340,438            122,344            418,756
Distribution expenses ........................................           245,340             61,171            306,254
Transfer agent fees ..........................................           141,179             40,788            153,175
Postage and supplies .........................................            83,654             23,337             87,031
Reports to shareholders ......................................            42,304             12,376             66,717
Custodian fees ...............................................            31,295             22,200             41,050
Accounting services fees .....................................            30,000             30,000             31,000
Professional fees ............................................            23,436             20,370             24,281
Registration fees ............................................            18,673              9,447             29,172
Trustees' fees and expenses ..................................             6,000              6,000              6,000
Other expenses ...............................................             2,918              3,360              3,031
                                                                   ---------------------------------------------------
TOTAL EXPENSES ...............................................           965,237            351,393          1,166,467
Fees waived and/or expenses reimbursed by the Adviser ........          (299,300)          (106,748)          (597,843)
                                                                   ---------------------------------------------------
NET EXPENSES .................................................           665,937            244,645            568,624
                                                                   ---------------------------------------------------

NET INVESTMENT INCOME ........................................           718,437          1,117,578          1,718,922
                                                                   ---------------------------------------------------

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS .......             1,831                 (1)             7,440
                                                                   ---------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $     720,268      $   1,117,577      $   1,726,362
                                                                   ===================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [13]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE
                                                                       CORE               HIGH               TERM
                                                                       BOND               YIELD         U.S. GOVERNMENT
                                                                       FUND               FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................................     $   2,234,757      $   1,079,974      $   1,725,655
                                                                   ---------------------------------------------------

EXPENSES
Investment advisory fees .....................................           213,080             73,048            165,585
Distribution expenses, Class A ...............................           101,527             38,591            113,131
Distribution expenses, Class B ...............................             4,200              7,622              2,760
Distribution expenses, Class C ...............................            15,851              3,864              5,180
Transfer agent fees, Class A .................................            25,065             12,000             38,200
Transfer agent fees, Class B .................................            12,000             12,000             12,000
Transfer agent fees, Class C .................................            12,000             12,000             12,000
Accounting services fees .....................................            25,806             48,000             48,000
Sponsor fees .................................................            85,233             24,349                 --
Custodian fees ...............................................            73,815              8,925             17,188
Registration fees, Class A ...................................             5,760             11,677             11,768
Registration fees, Class B ...................................             4,354             12,279             12,886
Registration fees, Class C ...................................             7,472             11,262             11,513
Reports to shareholders ......................................            27,013              7,239             15,895
Professional fees ............................................            14,876             15,000             25,500
Postage and supplies .........................................                --             12,090             30,850
Trustees' fees and expenses ..................................             6,678              8,100              8,100
Administration fee ...........................................            12,530                 --                 --
Other expenses ...............................................             1,806              8,065              1,800
                                                                   ---------------------------------------------------
TOTAL EXPENSES ...............................................           649,066            326,111            532,356
Sponsor fees waived ..........................................           (85,233)           (24,349)                --
Fees waived and/or expenses reimbursed by the Adviser ........          (166,525)          (164,706)          (197,624)
                                                                   ---------------------------------------------------
NET EXPENSES .................................................           397,308            137,056            334,732
                                                                   ---------------------------------------------------

NET INVESTMENT INCOME ........................................         1,837,449            942,918          1,390,923
                                                                   ---------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions .......         2,042,111           (167,535)           874,398
Net change in unrealized appreciation/depreciation
     on investments ..........................................          (241,692)          (768,373)          (227,956)
                                                                   ---------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ....         1,800,419           (935,908)           646,442
                                                                   ---------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $   3,637,868      $       7,010      $   2,037,365
                                                                   ===================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [14]

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                                  U.S. GOVERNMENT                         INSTITUTIONAL
                                                                        MONEY                            U.S. GOVERNMENT
                                                                     MARKET FUND                        MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,          SEPT. 30,          SEPT. 30,
                                                               2002               2001               2002               2001
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $     718,437      $   3,305,410      $   1,117,578      $   3,458,903
Net realized gains (losses) from security transactions             1,831                 --                 (1)             8,128
                                                           ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........           720,268          3,305,410          1,117,577          3,467,031
                                                           ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...........................          (718,444)        (3,305,403)        (1,117,578)        (3,458,903)
                                                           ----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................       178,163,655        199,511,199        101,713,944        199,858,019
Reinvested distributions .............................           705,421          3,197,845          1,053,065          3,169,442
Payments for shares redeemed .........................      (161,489,086)      (217,628,593)      (127,810,053)      (181,261,262)
                                                           ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS .............................        17,379,990        (14,919,549)       (25,043,044)        21,766,199
                                                           ----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        17,381,814        (14,919,542)       (25,043,045)        21,774,327

NET ASSETS
Beginning of year ....................................        64,950,645         79,870,187         80,080,824         58,306,497
                                                           ----------------------------------------------------------------------
End of year ..........................................     $  82,332,459      $  64,950,645      $  55,037,779      $  80,080,824
                                                           ======================================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [15]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------
                                                                        MONEY
                                                                        MARKET
                                                                         FUND
--------------------------------------------------------------------------------------------
                                                               YEAR               YEAR
                                                               ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,
                                                               2002               2001
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $   1,718,922      $   3,039,207
Net realized gains from security transactions ........             7,440                 --
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         1,726,362          3,039,207
                                                           --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...........................        (1,750,681)        (3,038,636)
                                                           --------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................       237,175,210        189,898,215
Reinvested distributions .............................         1,721,476          2,961,234
Payments for shares redeemed .........................      (209,192,629)      (151,342,777)
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..............................        29,704,057         41,516,672
                                                           --------------------------------

TOTAL INCREASE IN NET ASSETS .........................        29,679,738         41,517,243

NET ASSETS
Beginning of year ....................................        84,452,079         42,934,836
                                                           --------------------------------
End of year ..........................................     $ 114,131,817      $  84,452,079
                                                           ================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [16]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------
                                                                    CORE BOND FUND
--------------------------------------------------------------------------------------------
                                                               YEAR               YEAR
                                                               ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,
                                                               2002              2001(A)
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $   1,837,449      $   1,565,115
Net realized gains from security transactions ........         2,042,111             53,133
Net change in unrealized appreciation/depreciation
     on investments ..................................          (241,692)         1,775,907
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         3,637,868          3,394,155
                                                           --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ..................        (1,853,643)        (1,505,416)
From net investment income, Class B ..................           (20,382)              (262)
From net investment income, Class C ..................           (65,322)           (60,346)
                                                           --------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................        (1,939,347)        (1,566,024)
                                                           --------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................        96,813,315         36,753,910
Reinvested distributions .............................         1,768,192          1,549,559
Payments for shares redeemed .........................       (97,378,974)       (22,477,241)
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CLASS
     A SHARE TRANSACTIONS ............................         1,202,533         15,826,228
                                                           --------------------------------

CLASS B
Proceeds from shares sold ............................         1,210,803             29,171
Reinvested distributions .............................            18,376                262
Payments for shares redeemed .........................          (113,274)                --
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
     SHARE TRANSACTIONS ..............................         1,115,905             29,433
                                                           --------------------------------

CLASS C
Proceeds from shares sold ............................         1,385,402            729,230
Reinvested distributions .............................            48,961             52,880
Payments for shares redeemed .........................          (572,464)          (309,004)
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
     SHARE TRANSACTIONS ..............................           861,899            473,106
                                                           --------------------------------

TOTAL INCREASE IN NET ASSETS .........................         4,878,858         18,156,898

NET ASSETS
Beginning of year ....................................        41,235,065         23,078,167
                                                           --------------------------------
End of year ..........................................     $  46,113,923      $  41,235,065
                                                           ================================

(A) Except for Class B shares which represents the year from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [17]

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                                         HIGH                           INTERMEDIATE TERM
                                                                         YIELD                            U.S. GOVERNMENT
                                                                         FUND                               BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,          SEPT. 30,          SEPT. 30,
                                                               2002              2001(A)             2002              2001(A)
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $     942,918      $     719,934      $   1,390,923      $   1,773,563
Net realized gains (losses) from security transactions          (167,535)           (33,486)           874,398            358,916
Net change in unrealized appreciation/depreciation
      on investments .................................          (768,373)          (825,755)          (227,956)         1,793,962
                                                           ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              7,010           (139,307)         2,037,365          3,926,441
                                                           ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income - Class A .................          (858,073)          (713,040)        (1,378,658)        (1,771,717)
 From net investment income - Class B .................           (56,724)            (2,151)            (8,760)              (143)
 From net investment income - Class C .................           (28,125)            (4,738)           (16,859)            (1,703)
 From net realized gains - Class A ....................           (10,686)            (7,517)                --                 --
 From net realized gains - Class B ....................              (152)               (68)                --                 --
 From net realized gains - Class C ....................              (158)               (67)                --                 --
                                                           ----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................          (953,918)          (727,581)        (1,404,277)        (1,773,563)
                                                           ----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................        17,197,271            854,028         48,640,746         11,377,408
Reinvested distributions .............................           838,086            716,712          1,171,038          1,504,475
Payments for shares redeemed .........................          (664,951)           (55,029)       (50,501,508)       (17,811,699)
                                                           ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
     CLASS A SHARE TRANSACTIONS ......................        17,370,406          1,515,711           (689,724)        (4,929,816)
                                                           ----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ............................         1,918,019             81,818          1,246,060             19,349
Reinvested distributions .............................            23,059                409              8,104                143
Payments for shares redeemed .........................           (29,210)              (900)          (123,803)                --
                                                           ----------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
      CLASS B SHARE TRANSACTIONS .....................         1,911,868             81,327          1,130,361             19,492
                                                           ----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ............................         1,104,717            131,960          1,500,542            273,147
Reinvested distributions .............................            11,433              3,567             11,378              1,486
Payments for shares redeemed .........................          (204,180)           (67,090)          (375,792)          (115,286)
                                                           ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
      CLASS C SHARE TRANSACTIONS .....................           911,970             68,437          1,136,128            159,347
                                                           ----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        19,247,336            798,587          2,209,853         (2,598,099)
                                                           ----------------------------------------------------------------------

NET ASSETS
Beginning of year ....................................         8,137,569          7,338,982         33,298,133         35,896,232
                                                           ----------------------------------------------------------------------
End of year ..........................................     $  27,384,905      $   8,137,569      $  35,507,986      $  33,298,133
                                                           ======================================================================

(A) Except for Class B shares of the High Yield Fund and Intermediate Term U.S. Government Bond Fund which represents the year from commencement of operations (May 1, 2001) through September 30, 2001 and Class C shares of the Intermediate Term U.S. Government Bond Fund which represents the year from commencement of operations (March 6, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [18]

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------

Net investment income ........................       0.010         0.041         0.049       0.040       0.046
                                                  ------------------------------------------------------------

Net realized gains on investments ............       0.000(A)         --            --          --          --
                                                  ------------------------------------------------------------

Dividends from net investment income .........      (0.010)       (0.041)       (0.049)     (0.040)     (0.046)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================

Total return .................................        1.03%         4.18%         5.02%       4.02%       4.74%
                                                  ============================================================

Net assets at end of year (000's) ............    $ 82,332      $ 64,951      $ 79,870    $110,060    $102,481
                                                  ============================================================

Ratio of net expenses to
     average net assets ......................        0.95%         0.95%         0.95%       0.95%       0.91%(B)

Ratio of net investment income to
     average net assets ......................        1.02%         4.23%         4.86%       3.95%       4.63%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [19]

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------

Net investment income ........................       0.018         0.049         0.057       0.047       0.052
                                                  ------------------------------------------------------------

Net realized losses on investments ...........      (0.000)(A)        --            --          --          --
                                                  ------------------------------------------------------------

Dividends from net investment income .........      (0.018)       (0.049)       (0.057)     (0.047)     (0.052)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================

Total return .................................        1.81%         5.02%         5.83%       4.78%       5.30%
                                                  ============================================================

Net assets at end of year (000's) ............    $ 55,038      $ 80,081      $ 58,306    $ 49,848    $ 44,797
                                                  ============================================================

Ratio of net expenses to
     average net assets ......................        0.40%         0.40%         0.40%       0.40%(B)    0.40%(B)

Ratio of net investment income to
     average net assets ......................        1.83%         4.90%         5.73%       4.68%       5.17%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.47% and 0.45% for the years ended September 30, 1999 and 1998, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [20]

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------

Net investment income ........................       0.020         0.048         0.056       0.046       0.050
                                                  ------------------------------------------------------------

Net realized gains on investments ............       0.000(A)         --            --          --          --
                                                  ------------------------------------------------------------

Dividends from net investment income .........      (0.020)       (0.048)       (0.056)     (0.046)     (0.050)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================

Total return .................................        2.05%         4.91%         5.79%       4.74%       5.07%
                                                  ============================================================

Net assets at end of year (000's) ............    $114,132      $ 84,452      $ 42,935    $ 23,198    $ 18,492
                                                  ============================================================

Ratio of net expenses
     to average net assets ...................        0.65%         0.65%         0.65%       0.65%(B)    0.79%

Ratio of net investment income
     to average net assets ...................        1.96%         4.60%         5.75%       4.63%       4.95%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 1.11% for the year ended September 30, 1999.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [21]

CORE BOND FUND - CLASS A
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                              Per Share Data for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------------
                                                    Year          Year      Nine Months     Year        Year        Year
                                                   Ended         Ended         Ended       Ended       Ended       Ended
                                                  Sept. 30,     Sept. 30,     Sept. 30,   Dec. 31,    Dec. 31,    Dec. 31,
                                                    2002          2001        2000(A)       1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.04      $   9.50      $   9.47    $  10.39    $  10.22    $  10.17
                                                  ------------------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.44          0.53          0.48        0.59        0.55        0.61
     Net realized and unrealized gains
          (losses) on investments ............        0.21          0.54          0.03       (0.76)       0.30        0.11
                                                  ------------------------------------------------------------------------
Total from investment operations .............        0.65          1.07          0.51       (0.17)       0.85        0.72
                                                  ------------------------------------------------------------------------

Less distributions:
     Dividends from net investment income ....       (0.46)        (0.53)        (0.48)      (0.68)      (0.57)      (0.66)
     Distributions from net realized gains ...          --            --            --          --       (0.11)      (0.01)
     Return of capital .......................          --            --            --       (0.07)         --          --
                                                  ------------------------------------------------------------------------
Total distributions ..........................       (0.46)        (0.53)        (0.48)      (0.75)      (0.68)      (0.67)
                                                  ------------------------------------------------------------------------

Net asset value at end of period .............    $  10.23      $  10.04      $   9.50    $   9.47    $  10.39    $  10.22
                                                  ========================================================================

Total return(B) ..............................        6.66%        11.61%         5.50%(C)   (1.68%)      8.56%       7.30%
                                                  ========================================================================

Net assets at end of period (000's) ..........    $ 42,530      $ 39,683      $ 22,086    $  4,310    $  4,924    $  1,685
                                                  ========================================================================

Ratio of net expenses to
     average net assets ......................        0.90%         0.90%         0.90%(D)    0.90%       0.90%       0.90%

Ratio of net investment income to
     average net assets ......................        4.37%         5.41%         6.16%(D)    5.92%       5.68%       6.08%

Portfolio turnover rate ......................         205%           93%          126%(D)      57%        170%         88%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [22]

CORE BOND FUND - CLASS B
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.59      $   9.33
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.39          0.18
     Net realized and unrealized gains
       on investments ........................        0.16          0.26
                                                  ----------------------
Total from investment operations .............        0.55          0.44
                                                  ----------------------

Dividends from net investment income .........       (0.41)        (0.18)
                                                  ----------------------

Net asset value at end of period .............    $   9.73      $   9.59
                                                  ======================

Total return(B) ..............................        5.89%         4.78%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,163      $     30
                                                  ======================

Ratio of net expenses to
     average net assets ......................        1.65%         1.60%(D)

Ratio of net investment income to
     average net assets ......................        3.64%         4.29%(D)

Portfolio turnover rate ......................         205%           93%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales load.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [23]

CORE BOND FUND - CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                    YEAR          YEAR      NINE MONTHS     YEAR
                                                   ENDED         ENDED         ENDED       ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,   DEC. 31,
                                                    2002          2001        2000(A)     1999(B)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.59      $   9.07      $   9.15    $  10.08
                                                  ------------------------------------------------

Income (loss) from investment operations:
      Net investment income ..................        0.37          0.45          0.37        0.51
      Net realized and unrealized gains
        (losses) on investments ..............        0.17          0.53         (0.03)      (0.75)
                                                  ------------------------------------------------
Total from investment operations .............        0.54          0.98          0.34       (0.24)
                                                  ------------------------------------------------

Less distributions:
      Dividends from net investment income ...       (0.39)        (0.46)        (0.42)      (0.62)
      Return of capital ......................          --            --            --       (0.07)
                                                  ------------------------------------------------
Total distributions ..........................       (0.39)        (0.46)        (0.42)      (0.69)
                                                  ------------------------------------------------

Net asset value at end of period .............    $   9.74      $   9.59      $   9.07    $   9.15
                                                  ================================================

Total return(C) ..............................        5.82%        11.10%         3.87%(D)   (2.41%)
                                                  ================================================

Net assets at end of period (000's) ..........    $  2,421      $  1,522      $    992    $    998
                                                  ================================================

Ratio of net expenses to average net assets ..        1.65%         1.65%         1.65%(E)    1.65%

Ratio of net investment income to
     average net assets ......................        3.70%         4.73%         5.41%(E)    5.18%

Portfolio turnover rate ......................         205%           93%          126%(E)     120%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B) Represents the period from commencement of operations (January 1, 1999) through December 31, 1999.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [24]

HIGH YIELD FUND - CLASS A
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                    YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                    2002          2001         2000(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.07      $  10.09      $  10.00
                                                  ------------------------------------

Income (loss) from investment operations:
      Net investment income ..................        0.72          0.90          0.33
      Net realized and unrealized gains
        (losses) on investments ..............       (0.47)        (1.01)         0.09
                                                  ------------------------------------
Total from investment operations .............        0.25         (0.11)         0.42
                                                  ------------------------------------

Less distributions:
      Dividends from net investment income ...       (0.72)        (0.90)        (0.33)
      Distributions from net realized gains ..       (0.01)        (0.01)           --
                                                  ------------------------------------
Total distributions ..........................       (0.73)        (0.91)        (0.33)
                                                  ------------------------------------

Net asset value at end of period .............    $   8.59      $   9.07      $  10.09
                                                  ====================================

Total return(B) ..............................        2.50%        (1.34%)        4.20%(C)
                                                  ====================================

Net assets at end of period (000's) ..........    $ 24,609      $  7,991      $  7,327
                                                  ====================================

Ratio of net expenses to average net assets ..        1.05%         1.05%         1.04%(D)

Ratio of net investment income to
     average net assets ......................        7.79%         9.20%         7.77%(D)

Portfolio turnover rate ......................          53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [25]

HIGH YIELD FUND - CLASS B
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
-----------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.08      $   9.85
                                                  ----------------------

Income (loss) from investment operations:
     Net investment income ...................        0.66          0.35
     Net realized and unrealized
       losses on investments .................       (0.48)        (0.76)
                                                  ----------------------
Total from investment operations .............        0.18         (0.41)
                                                  ----------------------
Less distributions:
     Dividends from net investment income ....       (0.66)        (0.35)
     Distributions from net realized gains ...       (0.01)        (0.01)
                                                  ----------------------
Total distributions ..........................       (0.67)        (0.36)
                                                  ----------------------

Net asset value at end of period .............    $   8.59      $   9.08
                                                  ======================

Total return(B) ..............................        1.80%        (4.38%)(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,854      $     75
                                                  ======================

Ratio of net expenses to average net assets ..        1.80%         1.78%(D)

Ratio of net investment income to
     average net assets ......................        6.93%         8.34%(D)

Portfolio turnover rate ......................          53%           67%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales load.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [26]

HIGH YIELD FUND - CLASS C
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                    YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                    2002          2001        2000(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.09      $  10.11      $  10.00
                                                  ------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.66          0.83          0.27
     Net realized and unrealized gains
       (losses) on investments ...............       (0.48)        (1.01)         0.15
                                                  ------------------------------------
Total from investment operations .............        0.18         (0.18)         0.42
                                                  ------------------------------------

Less distributions:
     Dividends from net investment income ....       (0.66)        (0.83)        (0.27)
     Distributions from net realized gains ...       (0.01)        (0.01)        (0.04)
                                                  ------------------------------------
Total distributions ..........................       (0.67)        (0.84)        (0.31)
                                                  ------------------------------------

Net asset value at end of period .............    $   8.60      $   9.09      $  10.11
                                                  ====================================

Total return(B) ..............................        1.74%        (2.03%)        4.21%(C)
                                                  ====================================

Net assets at end of period (000's) ..........    $    922      $     72      $     12
                                                  ====================================

Ratio of net expenses to average net assets ..        1.80%         1.80%         1.80%(D)

Ratio of net investment income to
     average net assets ......................        6.96%         8.37%         7.91%(D)

Portfolio turnover rate ......................          53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [27]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS A
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------
                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  -------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  10.92      $  10.27      $  10.34    $  11.15    $  10.67
                                                  ------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.46          0.55          0.59        0.60        0.61
     Net realized and unrealized gains
       (losses) on investments ...............        0.26          0.65         (0.07)      (0.81)       0.48
                                                  ------------------------------------------------------------
Total from investment operations .............        0.72          1.20          0.52       (0.21)       1.09
                                                  ------------------------------------------------------------

Dividends from net investment income .........       (0.46)        (0.55)        (0.59)      (0.60)      (0.61)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  11.18      $  10.92      $  10.27    $  10.34    $  11.15
                                                  ============================================================

Total return(A) ..............................        6.83%        11.94%         5.29%      (1.93%)     10.54%
                                                  ============================================================

Net assets at end of year (000's) ............    $ 33,011      $ 33,118      $ 35,896    $ 45,060    $ 51,168
                                                  ============================================================

Ratio of net expenses to average net assets ..        0.99%         0.99%         0.99%       0.99%       0.99%

Ratio of net investment income to
     average net assets ......................        4.22%         5.19%         5.87%       5.59%       5.64%

Portfolio turnover rate ......................         156%           53%           27%         58%         29%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [28]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS B
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.92      $  10.59
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.37          0.19
     Net realized and unrealized gains
       on investments ........................        0.26          0.33
                                                  ----------------------
Total from investment operations .............        0.63          0.52
                                                  ----------------------

Dividends from net investment income .........       (0.37)        (0.19)
                                                  ----------------------

Net asset value at end of period .............    $  11.18      $  10.92
                                                  ======================

Total return(B) ..............................        5.97%         4.96%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,171      $     20
                                                  ======================

Ratio of net expenses to average net assets ..        1.83%         1.83%(D)

Ratio of net investment income to
     average net assets ......................        3.14%         4.02%(D)

Portfolio turnover rate ......................         156%           53%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [29]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.91      $  10.65
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.37          0.29
     Net realized and unrealized
       gains on investments ..................        0.26          0.26
                                                  ----------------------
Total from investment operations .............        0.63          0.55
                                                  ----------------------

Dividends from net investment income .........       (0.37)        (0.29)
                                                  ----------------------

Net asset value at end of period .............    $  11.17      $  10.91
                                                  ======================

Total return(B) ..............................        5.93%         5.29%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,325      $    160
                                                  ======================

Ratio of net expenses to average net assets ..        1.85%         1.85%(D)

Ratio of net investment income to
     average net assets ......................        3.24%         4.14%(D)

Portfolio turnover rate ......................         156%           53%

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [30]

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION

The U.S. Government Money Market Fund (formerly the Short Term Government Income
Fund), Institutional U.S. Government Money Market Fund (formerly the Institutional Government Income Fund), Money Market Fund, Core Bond Fund (formerly the Bond Fund), High Yield Fund and Intermediate Term U.S. Government Bond Fund (formerly the Intermediate Term Government Income Fund) (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets), under normal circumstances, in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities.

The Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets), under nomal circumstances, in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal, by investing in high-quality money market instruments.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily, under nomal circumstances, in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily, under nomal circumstances, in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary goal.

The Intermediate Term U.S. Government Bond Fund seeks high current income, consistent with the protection of capital, by investing primarily, under nomal circumstances, in U.S. Government bonds (at least 80% of assets). U.S. Government bonds include U.S. Government securities and mortgage-related U.S. Government securities. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

The Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than those related Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [31]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - Investment securities in the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Funds policy that its custodian or another qualified custodian take possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Funds adopted the provisions of the Guide, effective October 1, 2001. There has been no material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

Share valuation - The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund and Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [33]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate accounting principles generally accepted in the United States.

Distributions to shareholders - Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund, except for the Core Bond Fund and High Yield Fund, which are declared and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds in relation to net assets of each Fund or another reasonable measure.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [32]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The tax character of distributions paid for the years ended September 30, 2002 and 2001 was as follows:

--------------------------------------------------------------------------------------------------------
                                                         Institutional
                            U.S. Government             U.S. Government
                              Money Market                Money Market                Money Market
                                  Fund                        Fund                       Fund
--------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001
--------------------------------------------------------------------------------------------------------
>From ordinary income    $  720,185    $3,309,130    $1,122,293    $3,475,538    $1,748,359    $3,044,251
                        --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                   Intermediate Term
                               Core Bond                   High Yield                U.S. Government
                                  Fund                        Fund                     Bond Fund
--------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001
--------------------------------------------------------------------------------------------------------
From ordinary income    $1,934,106    $1,558,425    $  940,464    $  718,533    $1,407,455    $1,756,174
                        --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Reclassification of capital accounts - These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of net operating losses.

--------------------------------------------------------------------------------------------------
                                                                   Undistributed   Accumulated
                                                    Paid-In       Net Investment   Net Realized
                                                    Capital        Income  Gains     (Losses)
--------------------------------------------------------------------------------------------------
Core Bond Fund ...............................    $        195     $     33,385    $    (33,580)
High Yield Fund ..............................             (54)                              54
Intermediate Term U.S. Government Bond Fund ..              --           13,354         (13,354)
--------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2002:

--------------------------------------------------------------------------------------------------
                                                                  Institutional
                                                U.S. Government   U.S. Government
                                                  Money Market     Money Market    Money Market
                                                      Fund             Fund            Fund
--------------------------------------------------------------------------------------------------
Cost of portfolio investments ................    $ 81,967,945     $ 54,549,132    $113,538,276
                                                  ---------------------------------------------
Post-October losses ..........................              --               (1)             --
                                                  ---------------------------------------------
Capital loss carryforward ....................          (1,638)         (14,215)         (3,332)
                                                  ---------------------------------------------
Undistributed ordinary income ................             574            3,077           3,651
                                                  ---------------------------------------------
Other temporary differences ..................            (574)          (3,077)         (3,651)
                                                  ---------------------------------------------
    Accumulated deficit ......................    $     (1,638)    $    (14,216)   $     (3,332)
                                                  ---------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                 Intermediate Term
                                                   Core Bond        High Yield    U.S. Government
                                                      Fund             Fund         Bond Fund
--------------------------------------------------------------------------------------------------
Cost of portfolio investments ................    $ 45,378,015     $ 28,163,131    $ 34,873,835
                                                  ---------------------------------------------
Gross unrealized appreciation ................       1,477,589          440,067       1,101,849
                                                  ---------------------------------------------
Gross unrealized depreciation ................        (235,759)      (1,980,243)        (16,756)
                                                  ---------------------------------------------
Net unrealized appreciation/depreciation .....       1,241,830       (1,540,176)      1,085,093
                                                  ---------------------------------------------
Capital loss carryforward ....................              --               --      (1,614,752)
                                                  ---------------------------------------------
Undistributed ordinary income ................          27,483           14,851          14,211
                                                  ---------------------------------------------
Undistributed long-term gains ................         204,299               --              --
                                                  ---------------------------------------------
Post-October losses ..........................              --         (211,963)             --
                                                  ---------------------------------------------
Other temporary differences ..................         (12,840)         (14,851)        (14,211)
                                                  ---------------------------------------------
    Accumulated earnings (deficit) ...........    $  1,460,772     $ (1,752,139)   $   (529,659)
                                                  ---------------------------------------------
--------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [34]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

As of September 30, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                      EXPIRES
FUND                                                     AMOUNT     SEPTEMBER 30
--------------------------------------------------------------------------------
U.S. Government Money Market Fund .................    $    1,638       2009

Institutional U.S. Government Money Market Fund ...    $   13,614       2002
                                                              601       2007

Money Market Fund .................................    $    3,332       2008

Intermediate Term U.S. Government Bond Fund .......    $   94,797       2003
                                                        1,168,258       2004
                                                          221,155       2005
                                                            8,095       2006
                                                          122,447       2009

These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended September 30, 2002:

------------------------------------------------------------------------------------------------------------
                                                                                                Intermediate
                                                                    Core            High         Term U.S.
                                                                    Bond           Yield         Government
                                                                    Fund            Fund         Bond Fund
------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........................    $ 89,600,653    $ 25,677,568    $ 51,322,593
                                                                --------------------------------------------
Proceeds from sales and maturities of investment securities     $ 81,940,895    $  5,863,987    $ 49,311,259
                                                                --------------------------------------------
------------------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [35]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT

The Adviser provides general investment supervisory services for the Funds, under the terms of a Management Agreement. Under the Management Agreement, the U.S. Government Money Market Fund, Money Market Fund and Intermediate Term U.S. Government Bond Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional U.S. Government Money Market Fund, Core Bond Fund and High Yield Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20%, 0.50% and 0.60% of its respective average daily net assets.

Touchstone Advisors has entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows: U.S. Government Money Market Fund -0.95%; Institutional U.S. Government Money Market Fund -0.40%; Money Market Fund -0.65%; Intermediate Term U.S. Government Bond Fund -0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares. These expense limitations will remain in effect through at least September 30, 2003.

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit a Fund's total annual fund operating expenses as follows: Core Bond Fund -0.90% for Class A shares, 1.65% for Class B and Class C shares; High Yield Fund -1.05% for Class A shares, 1.80% for Class B and Class C shares. These fee waivers and expense limitations will remain in effect through at least September 30, 2003.

ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement for the Core Bond Fund, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filing with the Securities Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [36]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $6,673, $48,257 and $8,635 from underwriting and broker commissions on the sale of Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively, for the year ended September 30, 2002. In addition, the Underwriter collected $5,223, $305, and $482 of contingent deferred sales loads on the redemption of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively, for the year ended September 30, 2002.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B and Class C shares. The U.S. Government Money Market Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets and the Institutional U.S. Government Money Market Fund 0.10% of its average daily net assets for the sale and distribution of shares.

SPONSOR AGREEMENT
The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser has agreed to waive all fees until September 30, 2003, as needed to maintain each Fund's expenses at a set level.

PRIOR SERVICE AGREEMENTS
Prior to March 17, 2002, Investors Bank & Trust Company provided fund accounting and administrative services to the Core Bond Fund. The Core Bond Fund's custodian fees presented in the Statements of Operations include expenses for administration and accounting and pricing services provided to the Fund by Investors Bank & Trust Company. The fee is a unified fee and therefore each expense cannot be broken out separately.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [37]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold, reinvested distributions and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

----------------------------------------------------------------------
                                                 CORE BOND FUND
                                                     CLASS A
----------------------------------------------------------------------
                                               YEAR           YEAR
                                               ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,
                                               2002           2001
----------------------------------------------------------------------
Shares sold ............................     9,778,445      3,737,753
Shares reinvested ......................       177,257        158,600
Shares redeemed ........................    (9,749,234)    (2,270,355)
                                            -------------------------
Net increase in shares outstanding .....       206,468      1,625,998
Shares outstanding, beginning of year ..     3,951,043      2,325,045
                                            -------------------------
Shares outstanding, end of year ........     4,157,511      3,951,043
----------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                 CORE BOND FUND               CORE BOND FUND
                                                     CLASS B                      CLASS C
--------------------------------------------------------------------------------------------------
                                               YEAR          PERIOD         YEAR           YEAR
                                               ENDED         ENDED          ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,     SEPT. 30,      SEPT. 30,
                                               2002          2001(A)        2002           2001
--------------------------------------------------------------------------------------------------
Shares sold ............................       126,243          3,083       144,849         77,099
Shares reinvested ......................         1,925             28         5,145          5,669
Shares redeemed ........................       (11,743)            --       (60,023)       (32,884)
                                            ------------------------------------------------------
Net increase in shares outstanding .....       116,425          3,111        89,971         49,884
Shares outstanding, beginning of period          3,111             --       158,734        108,850
                                            ------------------------------------------------------
Shares outstanding, end of period ......       119,536          3,111       248,705        158,734
--------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

--------------------------------------------------------------------------------------------------
                                                   HIGH YIELD                   HIGH YIELD
                                                      FUND                         FUND
                                                     CLASS A                      CLASS B
--------------------------------------------------------------------------------------------------
                                               YEAR          YEAR           YEAR          PERIOD
                                               ENDED         ENDED          ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,     SEPT. 30,      SEPT. 30,
                                               2002           2001          2002          2001(A)
--------------------------------------------------------------------------------------------------
Shares sold ............................     1,965,160         86,528       208,327          8,332
Shares reinvested ......................        92,485         73,897         2,567             43
Shares redeemed ........................       (72,962)        (5,653)       (3,333)           (95)
                                            ------------------------------------------------------
Net increase in shares outstanding .....     1,984,683        154,772       207,561          8,280
Shares outstanding, beginning of period        881,061        726,289         8,280             --
                                            ------------------------------------------------------
Shares outstanding, end of period ......     2,865,744        881,061       215,841          8,280
--------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [38]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------
                                                   HIGH YIELD
                                                      FUND
                                                     CLASS C
----------------------------------------------------------------------
                                               YEAR           YEAR
                                               ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,
                                               2002           2001
----------------------------------------------------------------------
Shares sold ............................       119,943         13,145
Shares reinvested ......................         1,267            368
Shares redeemed ........................       (21,887)        (6,843)
                                            -------------------------
Net increase in shares outstanding .....        99,323          6,670
Shares outstanding, beginning of year ..         7,833          1,163
                                            -------------------------
Shares outstanding, end of year ........       107,156          7,833
----------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                 Intermediate                 Intermediate
                                                    Term U.S.                    Term U.S.
                                                   Government                   Government
                                                    Bond Fund                    Bond Fund
                                                     Class A                      Class B
--------------------------------------------------------------------------------------------------
                                               Year           Year          Year          Period
                                               Ended          Ended         Ended          Ended
                                             Sept. 30,      Sept. 30,     Sept. 30,      Sept. 30,
                                               2002           2001          2002         2001(A)
--------------------------------------------------------------------------------------------------
Shares sold ............................     4,494,266      1,070,749       113,472          1,804
Shares reinvested ......................       107,879        141,933           737             13
Shares redeemed ........................    (4,681,692)    (1,674,604)      (11,241)            --
                                            ------------------------------------------------------
Net increase (decrease) in
  shares outstanding ...................       (79,547)      (461,922)      102,968          1,817
Shares outstanding, beginning of period      3,032,764      3,494,686         1,817             --
                                            ------------------------------------------------------
Shares outstanding, end of period ......     2,953,217      3,032,764       104,785          1,817
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
                                                  Intermediate
                                                    Term U.S.
                                                   Government
                                                    Bond Fund
                                                     Class C
----------------------------------------------------------------------
                                               Year          Period
                                               Ended          Ended
                                             Sept. 30,      Sept. 30,
                                               2002          2001(B)
----------------------------------------------------------------------
Shares sold ............................       136,971         25,346
Shares reinvested ......................         1,043            139
Shares redeemed ........................       (34,066)       (10,768)
                                            -------------------------
Net increase in shares outstanding .....       103,948         14,717
Shares outstanding, beginning of period         14,717             --
                                            -------------------------
Shares outstanding, end of period ......       118,665         14,717
----------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [39]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

6.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
----------------------------------------------------------------------------------------------------------------------------------
Name                            Position(s)   Term of Office2                                   Number of Funds      Other
Address                         Held with     And Length of         Principal Occupation(s)     Overseen in the      Directorships
Age                             Trust         Time Served           During Past 5 Years         Touchstone Family3   Held4
----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee and   Until retirement at   President  and a director           31           Director of
Touchstone Advisors, Inc.       President     age 75 or until she   of  IFS        Financial                         LaRosa's (a
221 East Fourth Street                        resigns or is         Services, Inc. (a holding                        restaurant
Cincinnati, OH                                removed. Trustee      company),      Touchstone                        chain).
Age: 47                                       since 1999.           Advisors,    Inc.    (the
                                                                    Trust's        investment
                                                                    advisor)  and  Touchstone
                                                                    Securities,   Inc.   (the
                                                                    Trust's         principal
                                                                    underwriter).    She   is
                                                                    Senior Vice  President of
                                                                    The Western and  Southern
                                                                    Life  Insurance   Company
                                                                    and a director of Capital
                                                                    Analysts  Incorporated (a
                                                                    registered     investment
                                                                    advisor               and
                                                                    broker-dealer),
                                                                    Integrated Fund Services,
                                                                    Inc.     (the     Trust's
                                                                    administrator         and
                                                                    transfer  agent)  and IFS
                                                                    Fund  Distributors,  Inc.
                                                                    (a             registered
                                                                    broker-dealer).   She  is
                                                                    also   President   and  a
                                                                    director  of  IFS  Agency
                                                                    Services,     Inc.    (an
                                                                    insurance  agency),   IFS
                                                                    Insurance  Agency,   Inc.
                                                                    and    Fort    Washington
                                                                    Brokerage Services,  Inc.
                                                                    (a             registered
                                                                    broker-dealer).
----------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee       Until retirement at   Chairman  of  the  Board,           31           Director of
The Western and Southern                      age 75 or until he    President    and    Chief                        The Andersons
Life Insurance Company                        resigns or is         Executive  Officer of The                        (an agri-
400 Broadway                                  removed. Trustee      Western and Southern Life                        business and
Cincinnati, OH                                since 2002.           Insurance   Company   and                        retailing
Age: 53                                                             Western-Southern     Life                        company);
                                                                    Assurance        Company;                        Convergys
                                                                    Director     and     Vice                        Corporation
                                                                    Chairman of Columbus Life                        (a provider
                                                                    Insurance        Company;                        of integrated
                                                                    Director of Eagle  Realty                        billing
                                                                    Group, Inc., and Chairman                        solutions,
                                                                    of    Fort     Washington                        customer care
                                                                    Investment Advisors, Inc.                        services and
                                                                                                                     employee care
                                                                                                                     services) and
                                                                                                                     Fifth Third
                                                                                                                     Bancorp.
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II          Trustee       Until retirement in   Retired Senior Partner of           31           Director of
5155 Ivyfarm Road                             2005 or until he      Frost  Brown  Todd LLC (a                        Consolidated
Cincinnati, OH                                resigns or is         law firm).                                       Health
Age: 74                                       removed. Trustee                                                       Services, Inc.
                                              since 2000.
----------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee       Until retirement at   Retired Vice President of           31           Director of
c/o Touchstone Advisors, Inc.                 age 75 or until he    The   Procter   &  Gamble                        LCA-Vision (a
221 East Fourth Street                        resigns or is         Company. A Trustee of The                        laser vision
Cincinnati, OH                                removed. Trustee      Procter  & Gamble  Profit                        correction
Age: 73                                       since 1999.           Sharing   Plan   and  the                        company).
                                                                    Procter & Gamble Employee
                                                                    Stock Ownership Plan.
----------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee       Until retirement at   President    and    Chief           31           Director of
105 East Fourth Street                        age 75 or until he    Executive  Officer of Cox                        the Federal
Cincinnati, OH                                resigns or is         Financial     Corp.    (a                        Reserve Bank
Age: 54                                       removed. Trustee      financial        services                        of Cleveland;
                                              since 1999.           company).                                        Broadwing,
                                                                                                                     Inc. (a
                                                                                                                     communications
                                                                                                                     company); and
                                                                                                                     Cinergy
                                                                                                                     Corporation
                                                                                                                     (a utility
                                                                                                                     company).
----------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee       Until retirement at   Principal      of     HJL           31           None
4700 Smith Road                               age 75 or until he    Enterprises  (a privately
Cincinnati, OH                                resigns or is         held investment company);
Age: 64                                       removed. Trustee      Chairman     of     Crane
                                              since 1981.           Electronics,    Inc.   (a
                                                                    manufacturer           of
                                                                    electronic connectors).
----------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee       Until retirement at   President of Orchem, Inc.           31           Director of
621 Tusculum Avenue                           age 75 or until he    (a  chemical  specialties                        Countrywide
Cincinnati, OH                                resigns or is         distributor),      Orpack                        Credit
Age: 63                                       removed. Trustee      Stone    Corporation   (a                        Industries,
                                              since 1981.           corrugated            box                        Inc.
                                                                    manufacturer)  and  ORDMS
                                                                    (a   solution    planning
                                                                    firm).
----------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee       Until retirement at   Retired    Partner    and           31           Trustee of
4815 Drake Road                               age 75 or until he    Director  of KPMG  LLP (a                        Tri-Health,
Cincinnati, OH                                resigns or is         certified          public                        Inc., Good
Age: 68                                       removed. Trustee      accounting firm). He is a                        Samaritan
                                              since 1999.           Vice   President  of  St.                        Hospital and
                                                                    Xavier High School.                              Bethesda
                                                                                                                     Hospital.
----------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment adviser, and Touchstone Securities, Inc., the Trust's principal underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [40]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
----------------------------------------------------------------------------------------------------------------------------------
Name                            Position(s)   Term of Office2                                   Number of Funds      Other
Address                         Held with     And Length of         Principal Occupation(s)     Overseen in the      Directorships
Age                             Trust         Time Served           During Past 5 Years         Touchstone Family3   Held4
----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                President     Until she sooner      See table above                     31           See table
Touchstone Advisors, Inc.                     dies, resigns, is                                                      above
221 East Fourth Street                        removed or becomes
Cincinnati, OH                                disqualified.
Age: 47                                       President since
                                              2000.
----------------------------------------------------------------------------------------------------------------------------------
Maryellen  Peretzky             Vice          Until she sooner      Senior Vice President and           31               None
Touchstone Advisors, Inc.       President     dies, resigns, is     Secretary     of     Fort
221 East Fourth Street                        removed or becomes    Washington      Brokerage
Cincinnati, OH                                disqualified. Vice    Services,           Inc.,
Age: 50                                       President since       Integrated Fund Services,
                                              1998.                 Inc.    and   IFS    Fund
                                                                    Distributors, Inc. She is
                                                                    Assistant   Secretary  of
                                                                    Fort           Washington
                                                                    Investment Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft            Controller    Until she sooner      Senior  Vice   President,           31               None
Touchstone Advisors, Inc.                     dies, resigns, is     Chief  Financial  Officer
221 East Fourth Street                        removed or becomes    and      Treasurer     of
Cincinnati, OH                                disqualified.         Integrated Fund Services,
Age: 40                                       Controller since      Inc.,       IFS      Fund
                                              2000.                 Distributors,   Inc.  and
                                                                    Fort Washington Brokerage
                                                                    Services,   Inc.  She  is
                                                                    Chief  Financial  Officer
                                                                    of     IFS      Financial
                                                                    Services,           Inc.,
                                                                    Touchstone Advisors, Inc.
                                                                    and            Touchstone
                                                                    Securities,    Inc.   and
                                                                    Assistant   Treasurer  of
                                                                    Fort           Washington
                                                                    Investment Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart              Treasurer     Until he sooner       President  of  Integrated           31               None
Integrated Fund Services, Inc.                dies, resigns, is     Fund  Services,  Inc. and
221 East Fourth Street                        removed or becomes    IFS  Fund   Distributors,
Cincinnati, OH                                disqualified.         Inc.   From  1998   until
Age: 40                                       Treasurer since       2000,  he was a Director,
                                              2000.                 Transfer    Agency    and
                                                                    Mutual Fund  Distribution
                                                                    for  Nationwide  Advisory
                                                                    Services,  Inc. From 1990
                                                                    until  1998,  he was Vice
                                                                    President,         Client
                                                                    Services  for BISYS  Fund
                                                                    Services.
----------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking                 Secretary     Until she sooner      Vice President - Managing           31               None
Integrated Fund Services, Inc.                dies, resigns, is     Attorney  of   Integrated
221 East Fourth Street                        removed or becomes    Fund  Services,  Inc. and
Cincinnati, OH                                disqualified.         IFS  Fund   Distributors,
Age: 34                                       Secretary since       Inc.
                                              1999.
----------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

7.   RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On September 18, 2002, a Special Meeting of the Shareholders of the Trust was held in order to vote on the following proposals: (1) to authorize the Adviser to select or change investment sub-advisors and enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, (2) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to (2a) dollar-weighted voting, (2b) future amendments, (2c) redemption, (2d) investment in other investment companies, and (2e) other changes, (3) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to borrowing money, (4) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to underwriting securities, (5) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to loans,
(6) to approve or disapprove changes to certain fundamental investment strictions of the Trust with respect to real estate, (7) to approve or disapprove the elimination of certain fundamental investment restrictions of the Trust regarding oil, gas or mineral leases, (8) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to commodities, (9) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to concentration of investments, (10) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to issuing senior securities,
(11) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust regarding amounts invested in one issuer, (12) to approve or

                           TOUCHSTONE FAMILY OF FUNDS
                                      [41]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

disapprove the elimination of the fundamental investment restrictions of the Trust with respect to margin purchases, (13) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to short sales, (14) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to illiquid investments, (15) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to investing for control, (16) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to other investment companies, (17) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to securities of one class, (18) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to options, (19) to approve or disapprove the elimination of the fundamental vestment restrictions of the Trust with respect to common stocks and (20) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to when-issued purchases. Shareholders of each Fund, except the Touchstone U.S. Government Money Market Fund and the Touchstone Institutional U.S. Government Money Market Fund, approved each of the proposals. The Touchstone U.S. Government Money Market Fund did not have a sufficient number of shares voting in favor of proposals 2a-2e to approve these proposals. The Touchstone Institutional U.S. Government Money Market Fund did not have a sufficient number of shares represented in person or by proxy to reach a quorum necessary to vote on any of the proposals. The results of each proposal is as follows:

                                                 Number of Shares
--------------------------------------------------------------------------------
                                                    Touchstone
                                                  U.S. Government
                                                   Money Market
                                                       Fund
--------------------------------------------------------------------------------
                                     For             Against           Abstain
--------------------------------------------------------------------------------
Proposal (1) .............        33,601,929         1,953,649         1,473,674
Proposal (2a) ............        33,707,938         1,580,671         1,740,643
Proposal (2b) ............        33,653,982         1,640,227         1,735,044
Proposal (2c) ............        33,695,925         1,581,582         1,751,746
Proposal (2d) ............        33,706,909         1,599,678         1,722,666
Proposal (2e) ............        33,533,249         1,645,437         1,850,566
Proposal (3) .............        33,521,747         1,864,873         1,642,632
Proposal (4) .............        33,564,284         1,804,117         1,660,851
Proposal (5) .............        33,545,457         1,831,261         1,652,534
Proposal (6) .............        33,570,222         1,837,391         1,621,639
Proposal (7) .............        33,641,581         1,802,832         1,584,839
Proposal (8) .............        33,497,067         1,943,161         1,589,025
Proposal (9) .............        33,598,848         1,842,130         1,588,274
Proposal (10) ............        33,654,817         1,782,362         1,592,073
Proposal (11) ............        33,599,809         1,860,487         1,568,956
Proposal (12) ............        34,109,034         1,933,648           986,570
Proposal (13) ............        33,545,687         1,901,041         1,582,524
Proposal (14) ............        33,555,922         1,895,079         1,578,252
Proposal (15) ............        33,611,372         1,799,951         1,617,930
Proposal (16) ............        33,610,246         1,868,439         1,550,567
Proposal (17) ............        33,625,404         1,780,985         1,622,863
Proposal (18) ............        33,590,608         1,841,953         1,596,691
Proposal (19) ............        33,581,500         1,903,524         1,544,228
Proposal (20) ............        33,645,701         1,775,930         1,607,621

                           TOUCHSTONE FAMILY OF FUNDS
                                      [42]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

                                                            Number of Shares
------------------------------------------------------------------------------------------------------------
                                       Touchstone Money                           Touchstone Core
                                         Market Fund                                Bond Fund
------------------------------------------------------------------------------------------------------------
                               For          Against       Abstain        For          Against       Abstain
------------------------------------------------------------------------------------------------------------
Proposal (1) ...........    47,070,274     1,178,153     2,046,955     3,579,646         9,930         3,475
Proposal (2a) ..........    46,805,684     1,234,168     2,255,530     3,570,879        16,122         6,050
Proposal (2b) ..........    46,941,444     1,098,211     2,255,727     3,571,004        16,179         5,868
Proposal (2c) ..........    46,896,897     1,099,765     2,298,720     3,570,918        16,122         6,011
Proposal (2d) ..........    46,948,923     1,087,742     2,258,717     3,570,923        16,260         5,868
Proposal (2e) ..........    46,909,244     1,098,042     2,288,096     3,570,394        16,789         5,868
Proposal (3) ...........    46,509,834     1,541,454     2,244,094     3,577,291         9,892         5,868
Proposal (4) ...........    46,520,753     1,537,467     2,237,162     3,577,286         9,897         5,868
Proposal (5) ...........    46,386,184     1,672,035     2,237,162     3,577,070        10,113         5,868
Proposal (6) ...........    46,488,396     1,569,824     2,237,162     3,577,330         9,853         5,868
Proposal (7) ...........    46,412,549     1,607,535     2,275,299     3,576,932         9,853         6,266
Proposal (8) ...........    46,880,754     1,132,769     2,281,859     3,576,855         9,930         6,266
Proposal (9) ...........    46,510,713     1,485,008     2,299,660     3,576,148        10,455         6,449
Proposal (10) ..........    46,551,916     1,462,757     2,280,709     3,577,070         9,930         6,050
Proposal (11) ..........    46,545,965     1,449,648     2,299,769     3,576,710        10,075         6,266
Proposal (12) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (13) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (14) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (15) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (16) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (17) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (18) ..........    46,980,727     1,010,657     2,303,998           N/A           N/A           N/A
Proposal (19) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (20) ..........           N/A           N/A           N/A           N/A           N/A           N/A

                           TOUCHSTONE FAMILY OF FUNDS
                                      [43]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

                                                            Number of Shares
------------------------------------------------------------------------------------------------------------
                                                                                    Touchstone
                                        Touchstone High                       Intermediate Term U.S.
                                          Yield Fund                           Government Bond Fund
------------------------------------------------------------------------------------------------------------
                               For          Against       Abstain        For          Against       Abstain
------------------------------------------------------------------------------------------------------------
Proposal (1) ...........       876,863           239             5     1,482,891       132,373       445,782
Proposal (2a) ..........       873,779         2,953           374     1,507,415        95,987       457,644
Proposal (2b) ..........       873,770         2,963           374     1,484,742       119,310       456,994
Proposal (2c) ..........       873,707         2,953           447     1,481,189       122,829       457,028
Proposal (2d) ..........       873,714         3,018           374     1,483,102       120,950       456,994
Proposal (2e) ..........       873,707         3,025           374     1,483,164       123,709       454,173
Proposal (3) ...........       876,481           252           374     1,499,035       111,462       450,549
Proposal (4) ...........       876,495           238           374     1,495,919       111,435       453,692
Proposal (5) ...........       876,486           246           374     1,490,278       110,920       459,848
Proposal (6) ...........       876,494           239           374     1,517,771        93,931       449,344
Proposal (7) ...........       876,494           239           374     1,513,520        91,071       456,454
Proposal (8) ...........       876,494           239           374     1,489,647       118,716       452,683
Proposal (9) ...........       876,494           239           374     1,489,391       112,079       459,576
Proposal (10) ..........       876,494           239           374     1,494,685       113,976       452,385
Proposal (11) ..........       876,502           230           374     1,484,134       105,567       471,345
Proposal (12) ..........           N/A           N/A           N/A     1,485,289       120,849       454,908
Proposal (13) ..........           N/A           N/A           N/A     1,501,675       101,487       457,884
Proposal (14) ..........           N/A           N/A           N/A     1,506,883        93,303       460,859
Proposal (15) ..........           N/A           N/A           N/A     1,489,477       110,848       460,721
Proposal (16) ..........           N/A           N/A           N/A     1,491,075       116,553       453,418
Proposal (17) ..........           N/A           N/A           N/A     1,484,586       114,235       462,224
Proposal (18) ..........           N/A           N/A           N/A     1,474,887       129,168       456,991
Proposal (19) ..........           N/A           N/A           N/A     1,512,424        93,129       455,492
Proposal (20) ..........           N/A           N/A           N/A     1,489,768       110,832       460,446

                           TOUCHSTONE FAMILY OF FUNDS
                                      [44]

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 59.3%                           VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS - 18.2%
$  5,000,000   U.S. Treasury Bill, 10/24/02 ....................   $  4,994,138
   5,000,000   U.S. Treasury Bill, 11/14/02 ....................      4,988,419
   5,000,000   U.S. Treasury Note, 5.75%, 10/31/02 .............      5,014,853
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS .................   $ 14,997,410
                                                                   ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.1%
$    250,000   FFCB, 6.10%, 10/01/02 ...........................   $    250,000
   3,600,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      3,600,000
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      5,000,000
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      5,000,000
     224,000   FHLMC, 6.25%, 10/15/02 ..........................        224,370
     350,000   FNMA, 6.10%, 10/21/02 ...........................        350,794
     550,000   FNMA, 6.21%, 10/28/02 ...........................        551,741
     140,000   FFCB, 1.71%, 11/01/02 ...........................        139,987
   1,000,000   FNMA, 7.05%, 11/12/02 ...........................      1,005,929
   1,232,000   FNMA, 6.25%, 11/15/02 ...........................      1,238,452
   1,500,000   FHLB, 5.84%, 01/13/03 ...........................      1,516,290
     150,000   FHLB, 6.00%, 01/28/03 ...........................        151,839
     150,000   FHLB, 5.85%, 02/04/03 ...........................        151,849
     750,000   FNMA, 5.00%, 02/14/03 ...........................        757,682
     800,000   FHLB, 7.00%, 02/14/03 ...........................        814,063
     520,000   FHLMC, 7.00%, 02/15/03 ..........................        529,786
     500,000   FHLB, 2.28%, 02/28/03 ...........................        500,820
     100,000   FHLB, 5.70%, 03/05/03 ...........................        101,635
     500,000   FHLB, 5.765%, 03/18/03 ..........................        508,061
     200,000   FHLMC, 6.22%, 03/24/03 ..........................        204,049
     100,000   FHLB, 5.70%, 03/25/03 ...........................        101,887
     150,000   FHLB, 4.50%, 04/25/03 ...........................        152,285
     300,000   FHLB, 5.86%, 04/28/03 ...........................        305,852
     225,000   FNMA, 4.625%, 05/15/03 ..........................        228,329
     550,000   FHLB, 7.25%, 05/15/03 ...........................        566,267
     500,000   FNMA, 6.71%, 05/21/03 ...........................        514,107
     250,000   FHLB, 5.76%, 06/30/03 ...........................        257,343
     450,000   FHLMC, 5.75%, 07/15/03 ..........................        463,785
     385,000   FHLB, 5.69%, 07/21/03 ...........................        397,126
     200,000   FFCB, 5.73%, 07/28/03 ...........................        206,519
     450,000   FHLB, 5.79%, 07/28/03 ...........................        464,684
   1,500,000   FHLB, 1.90%, 08/06/03 ...........................      1,500,000
     390,000   FHLB, 6.00%, 08/06/03 ...........................        403,567
   1,365,000   FHLB, 6.125%, 08/15/03 ..........................      1,415,498
     675,000   FNMA, 4.00%, 08/15/03 ...........................        687,662
     250,000   FHLB, 5.72%, 08/25/03 ...........................        258,595
     100,000   FHLB, 5.705%, 08/28/03 ..........................        103,485
     280,000   FHLB, 5.63%, 09/02/03 ...........................        289,535
     100,000   FFCB, 5.375%, 09/08/03 ..........................        103,285

                           TOUCHSTONE FAMILY OF FUNDS
                                      [45]

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 59.3% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.1%
               (CONTINUED)
$    300,000   FFCB, 5.375%, 09/11/03 ..........................   $    309,926
     100,000   FFCB, 5.58%, 09/11/03 ...........................        103,500
     210,000   FFCB, 3.125%, 10/01/03 ..........................        212,567
     250,000   FNMA, 5.35%, 10/20/03 ...........................        258,993
     250,000   FNMA, 5.06%, 10/27/03 ...........................        258,391
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $ 32,160,535
                                                                   ------------

               VARIABLE RATE DEMAND NOTE - 2.0%
$  1,650,000   Sacramento Co., Ca, Hsg. Auth. MFH Rev. (Deer
                 Park Apts.), 1.90%, 10/3/02, Guarantor: FNMA ..   $  1,650,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 59.3% .............   $ 48,807,945
                                                                   ------------

--------------------------------------------------------------------------------
    FACE
   AMOUNT      REPURCHASE AGREEMENTS - 40.3%                           VALUE
--------------------------------------------------------------------------------
$  2,160,000   Morgan Stanley Dean Witter, Inc., 1.84%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $2,160,113 (Collateralized by $15,805,000 FHLMC
               6.25% - 6.375%, 08/01/11 through 03/05/12, fair
               value $17,431,584)* .............................   $  2,160,000
  15,000,000   Morgan Stanley Dean Witter, Inc., 1.89%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $15,000,767 (Collateralized by $15,805,000 FHLMC
               6.25% - 6.375%, 08/01/11 through 03/05/12, fair
               value $17,431,584)* .............................     15,000,000
  10,000,000   Wachovia Investments, Inc., 1.92%, dated 9/30/02,
               due 10/01/02, repurchase proceeds $10,000,533
               (Collateralized by $24,968,417 GNMA 5.25% -
               9.50%, 10/15/09 through 09/15/32, fair
               value $10,147,173) ..............................     10,000,000
   6,000,000   Wachovia Investments, Inc., 1.78%, dated
               09/27/02, due 10/04/02, repurchase proceeds
               $6,002,077 (Collateralized by $4,922,000 U.S.
               Treasury Bonds 6.25%, 05/15/30, fair
               value $6,040,721) ...............................      6,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS .....................   $ 33,160,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE
               AGREEMENTS - 99.6% (Amortized Cost $81,967,945) .   $ 81,967,945

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% ....        364,514
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 82,332,459
                                                                   ------------

* This represents collateral for both Morgan Stanley Dean Witter, Inc. repurchase agreements at September 30, 2002.

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [46]

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 85.0%                           VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.8%
$    250,000   FFCB, 6.10%, 10/01/02 ...........................   $    250,000
     250,000   FHLMC, 6.55%, 10/02/02 ..........................        250,030
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      4,999,999
   3,600,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      3,600,000
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      5,000,000
     500,000   FNMA, 6.35%, 10/04/02 ...........................        500,168
     150,000   FHLMC, 6.134%, 10/07/02 .........................        150,088
     200,000   FHLB, 4.64%, 10/09/02 ...........................        200,123
     450,000   FNMA, 5.90%, 10/10/02 ...........................        450,416
     500,000   FHLB, 4.68%, 10/15/02 ...........................        500,457
   4,086,000   FHLMC, 6.25%, 10/15/02 ..........................      4,092,636
     135,000   FHLB Discount Note, 10/21/02 ....................        134,858
     400,000   FNMA, 6.17%, 10/21/02 ...........................        400,887
     500,000   FNMA, 6.08%, 10/23/02 ...........................        501,088
     450,000   FNMA, 6.21%, 10/28/02 ...........................        451,426
   1,000,000   FHLB, 6.26%, 10/29/02 ...........................      1,003,316
     150,000   FNMA, 6.00%, 11/04/02 ...........................        150,549
     125,000   FHLB, 6.415%, 11/05/02 ..........................        125,520
     500,000   FNMA, 5.89%, 11/06/02 ...........................        501,760
     250,000   FNMA, 7.05%, 11/12/02 ...........................        251,390
     500,000   FHLB, 6.25%, 11/15/02 ...........................        502,565
     300,000   FHLB, 6.375%, 11/15/02 ..........................        301,625
     210,000   FHLB, 6.375%, 11/15/02 ..........................        211,145
     760,000   FNMA, 6.25%, 11/15/02 ...........................        763,826
     200,000   FHLMC, 7.125%, 11/18/02 .........................        201,321
     250,000   FHLB, 5.91%, 12/23/02 ...........................        252,156
     100,000   FNMA, 5.73%, 01/06/03 ...........................        100,868
     100,000   FNMA, 6.80%, 01/10/03 ...........................        101,322
     310,000   FHLB, 5.125%, 01/13/03 ..........................        312,470
   1,500,000   FHLB, 5.84%, 01/13/03 ...........................      1,516,290
     730,000   FNMA, 5.25%, 01/15/03 ...........................        736,163
     500,000   FHLB, 5.60%, 01/21/03 ...........................        505,034
     100,000   FHLB, 2.00%, 01/24/03 ...........................         99,771
     500,000   FFCB, 5.00%, 02/03/03 ...........................        504,454
   1,330,000   FHLMC, 7.00%, 02/15/03 ..........................      1,353,509
     100,000   FHLB, 5.00%, 02/28/03 ...........................        101,184
      90,000   FHLMC, 6.865%, 03/03/03 .........................         91,745
     350,000   FHLMC, 4.75%, 03/15/03 ..........................        354,527
     100,000   FFCB, 6.50%, 03/21/03 ...........................        102,014
     200,000   FHLB, 5.68%, 03/27/03 ...........................        203,189
     415,000   FHLB, 2.60%, 04/08/03 ...........................        415,903
     365,000   FNMA, 5.75%, 04/15/03 ...........................        372,102
     305,000   FHLB, 4.50%, 05/15/03 ...........................        309,279
     550,000   FHLB, 7.25%, 05/15/03 ...........................        566,267
     225,000   FNMA, 4.625%, 05/15/03 ..........................        228,329
     250,000   FHLMC, 4.50%, 06/15/03 ..........................        254,119
     250,000   FHLB, 5.76%, 06/30/03 ...........................        257,343
     780,000   FHLMC, 5.75%, 07/15/03 ..........................        803,364

                           TOUCHSTONE FAMILY OF FUNDS
                                      [47]

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 85.0% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.8%
               (CONTINUED)

$    450,000   FHLB, 5.79%, 07/28/03 ...........................   $    464,684
   1,500,000   FHLB, 1.90%, 08/06/03 ...........................      1,500,000
     395,000   FHLB, 6.00%, 08/06/03 ...........................        408,741
     750,000   FHLB, 6.125%, 08/15/03 ..........................        777,802
     250,000   FHLB, 5.72%, 08/25/03 ...........................        258,595
     250,000   FHLB, 5.60%, 09/02/03 ...........................        258,350
     275,000   FHLB, 5.63%, 09/02/03 ...........................        284,365
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $ 38,989,132
                                                                   ------------

               VARIABLE RATE DEMAND NOTES - 14.2%

$500,000       Clay Co., FL, Hsg. Fin. Auth. MFH Rev. (Bluff
               House Apts.), 2.00%, 10/02/02, Guarantor: FHLMC .   $    500,000
2,500,000      Illinois Student Loan Assistance Commission,
               Student Loan Rev, 1.78%, 10/02/02,
               Guarantor: SLMA .................................      2,500,000
   2,165,000   Jersey City, NJ, Redevelopment Authority, 1.81%,
               10/02/02, Guarantor: FNMA .......................      2,165,000
   1,000,000   Milipitas, CA, MFH (Crossing at Montague), 1.90%,
               10/02/02, Guarantor: FNMA .......................      1,000,000
   1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer
               Park Apts.), 1.90%, 10/02/02, Guarantor: FNMA ...      1,650,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES ................   $  7,815,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 85.0% .............   $ 46,804,132
                                                                   ------------

--------------------------------------------------------------------------------
    FACE
   AMOUNT      REPURCHASE AGREEMENTS - 14.1%                           VALUE
--------------------------------------------------------------------------------
$  1,745,000   Morgan Stanley Dean Witter, Inc., 1.84%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $1,745,075 (Collateralized by $1,785,000 FNMA
               Discount Note, 10/30/02, fair value $1,782,501) .   $  1,745,000
   6,000,000   Wachovia Investments, Inc., 1.92%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $6,000,320 (Collateralized by $5,955,000 FHLB
               4.24%, 06/17/05, fair value $6,049,923) .........      6,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS .....................   $  7,745,000
                                                                   ------------
               TOTAL INVESTMENT SECURITIES AND REPURCHASE
               AGREEMENTS - 99.1% (Amortized Cost $54,549,132) .   $ 54,549,132

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% ....        488,647
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 55,037,779
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [48]

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2%                           VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 51.6%
$    310,000   Met. Govt. Nashville & Davidson Co., TN, IDR
                 (Commerce Street), 4.00%, 10/01/02 ............   $    310,000
     485,000   Monroe Co., NY, IDR (Rochester Inst.),
                 4.00%, 10/01/02 ...............................        485,000
   1,150,000   Nassau Co., NY, IDR (Kiss Nail Products),
                 2.15%, 10/01/02 ...............................      1,150,000
     245,000   Payne Co., OK, EDA (Collegiate Housing
                 Foundation), 4.00%, 10/01/02 ..................        245,000
   1,040,000   Washington State Hsg. Fin. Cmnty.
                 (Carlyle Care Ctr.), 2.00%, 10/01/02 ..........      1,040,000
     865,000   Washington State Hsg. Fin. Cmnty.
                 (Pioneer Svcs. Proj.), 2.00%, 10/01/02 ........        865,000
     585,000   American Healthcare Funding, 1.95%, 10/02/02 ....        585,000
   4,000,000   Amerifreeze Partners I, 2.06%, 10/02/02 .........      3,999,999
     695,000   Appleton, WI, IDR (Graphic), 2.15%, 10/02/02 ....        695,000
   5,000,000   Catholic Health Initiatives (Occupational
                 Therapy), 2.15%, 10/02/02 .....................      5,000,000
     180,000   Bexar Co., TX, HFA MFA Rev. (Mitchell Village),
                 2.45%, 10/02/02 ...............................        180,000
     800,000   California Pollution Ctl. Fin. Auth.,
                 2.55%, 10/02/02 ...............................        800,000
     535,000   Colorado HFA (Super Vacuum) EDR, 2.04%, 10/02/02         535,000
     975,000   Corp Grove Management, LLC, 1.90%, 10/02/02 .....        975,000
     305,000   Gorham, ME, Rev. Oblig. Secs. (Montalvo Pptys.),
                 2.15%, 10/02/02 ...............................        305,000
     670,000   Health Midwest Ventures, 2.59%, 10/02/02 ........        670,000
     250,000   Illinois IDR Fin. Auth. (Processing Tech.),
                 2.15%, 10/02/02 ...............................        250,000
     250,000   Milwaukee, WI, Redev. Auth. (Palermo
                 Villa Proj.), 2.15%, 10/02/02 .................        250,000
     330,000   Rhode Island, ST, IDR (Gardener
                 Specialty), 2.15%, 10/02/02 ...................        330,000
     310,000   River Falls, WI, IDR (M&O Ppty. Proj.),
                 2.15%, 10/02/02 ...............................        310,000
   1,145,000   West Bend, WI, IDR (Bestch Tool),
                 2.00%, 10/02/02 ...............................      1,145,000
     580,000   American Watchmakers Institute,
                 2.20%, 10/03/02 ...............................        580,000
     400,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Canyon Hsg.), 1.95%, 10/03/02 ................        400,000
     540,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Cypress Villas), 1.95%, 10/03/02 .............        540,000
     495,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Oakmont of Stockton LLC), 2.05%, 10/03/02 ....        495,000
     500,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Park David), 1.95%, 10/03/02 .................        500,000
   1,440,000   Century Motors Acura (Elizabeth Connelley
                 Trust), 2.06%, 10/03/02 .......................      1,440,000
   1,260,000   Century Motors VW (Elizabeth Connelley
                 Trust), 2.06%, 10/03/02 .......................      1,260,000
     270,000   Columbia Ridge Orchards, LLC, Ser. 1998,
                 2.00%, 10/03/02 ...............................        270,000
   1,180,000   Cunat Capital Corp., 2.25%, 10/03/02 ............      1,180,000
   1,000,000   Dallas Theological, 1.90%, 10/03/02 .............      1,000,000
     200,000   Denver LLC, 2.36%, 10/03/02 .....................        200,000
   1,735,000   Denver LLC, Ser. 2000, 1.98%, 10/03/02 ..........      1,735,000
     560,000   Diamond Development Group, Inc., 2.16%, 10/03/02         560,000
     795,000   Eden Prairie, MN, IDR (SWB LLC Proj.),
                 2.45%, 10/03/02 ...............................        795,000
     925,000   Employers Resource Associates, Inc.,
                 2.01%, 10/03/02 ...............................        925,000
     900,000   Erie Co., PA, Hosp. Auth. Rev. (Forestview
                 Hlth. Care Ctr.), 2.06%, 10/03/02 .............        900,000
      50,000   Geneva, NY, Hsg. Auth. (DePaul Comm.),
                 1.92%, 10/03/02 ...............................         50,000
     900,000   Illinois Dev. Fin. Auth. (Trninity Int'l Proj.),
                 2.00%, 10/03/02 ...............................        900,000
     750,000   Illinois Dev. Fin. Auth. IDR (Quality Screw
                 Proj.), 2.05%, 10/03/02 .......................        750,000
     325,000   Jefferson Co., KY, Student Hsg. Ind. Bldg. Rev.
                 (ULH, Inc.), 4.00%, 10/03/02 ..................        325,000
   1,150,000   Manatee Co., FL, MFH Fin. Auth. Rev.
                 (La Miranda), 2.23%, 10/03/02 .................      1,150,000
     365,000   Maricopa Co., AZ, IDR (Rise Inc.),
                 2.05%, 10/03/02 ...............................        365,000
   3,200,000   Miarko, Inc., 2.20%, 10/03/02 ...................      3,200,000
     570,000   Montgomery Co., NY, IDA Rev., 1.97%, 10/03/02 ...        570,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [49]

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 51.6% (CONTINUED)
$    725,000   MU LLC, Taxable Nts., 2.20%, 10/03/02 ...........   $    725,000
   1,755,000   Oklahoma Co., OK, Fin. Auth. IDR (Factory
                 Direct), 2.06%, 10/03/02 ......................      1,755,000
   1,015,000   Ontario, CA, Redev. Agcy. Hsg. (Vineyard
                 Village), 2.06%, 10/03/02 .....................      1,015,000
     250,000   Ontario, CA, Rev. (Mission Oaks), 2.06%, 10/03/02        250,000
   1,875,000   Paks Partners, 2.06%, 10/03/02 ..................      1,875,000
     570,000   Richfield, MN, (Rediscovered Proj.),
                 2.00%, 10/03/02 ...............................        570,000
     200,000   Riverside Co., CA, IDA IDR (Advance Business),
                 2.01%, 10/03/02 ...............................        200,000
   3,700,000   Speedy Arches Ltd., 2.01%, 10/03/02 .............      3,700,000
     100,000   Suffolk Co., NY, IDR, Civic Facility, 1.96%,
                 10/03/02 ......................................        100,000
     500,000   Terre Haute, IN, Int'l. Airport Auth. Rev.
                 (Tri Aerospace), 2.60%, 10/03/02 ..............        500,000
      130,000   Tompkins Co., NY, IDA, 1.92%, 10/03/02                  130,000
     650,000   Vista Funding Corp. 1996C, 2.13%, 10/03/02 ......        650,000
     400,000   Washington State, MFA Rev. (Bremerton Proj.),
                 1.90%, 10/03/02 ...............................        400,000
     550,000   Washington State, MFA Rev. (Sherwood Springs
                 Prtnrs.), 2.00%, 10/03/02 .....................        550,000
   1,050,000   Waukesha, WI, Health Systems Rev., 1.95%, 10/03/02     1,050,000
     170,000   West Covina, CA, PFA Tax Allocation Rev.,
                 1.99%, 10/03/02 ...............................        170,000
   1,525,000   Westwood Baptist Church, 2.06%, 10/03/02 ........      1,525,000
     730,000   Schenectady, NY, IDR (JMR Development Co.),
                 1.95%, 10/04/02 ...............................        730,000
     100,000   California Infratsructure & Econ. Dev. Bk.,
                 1.99%, 10/10/02 ...............................        100,000
   2,700,000   Mass. St. DFA Solid Waste Disposal (Newark
                 Group Proj.), 2.15%, 07/01/16 .................      2,700,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES ................   $ 58,909,999
                                                                   ------------

               CORPORATE BONDS - 28.0%
$  4,245,000   National Rural Utilities, 5.00%, 10/01/02 .......   $  4,245,000
     375,000   Associates Corp., 6.375%, 10/15/02 ..............        375,559
     100,000   Bank of America Corp., 7.50%, 10/15/02 ..........        100,150
     100,000   Salomon Smith Barney, 6.50%, 10/15/02 ...........        100,089
     350,000   Merrill Lynch & Co., 8.30%, 11/01/02 ............        351,697
     100,000   Merrill Lynch & Co., 5.75%, 11/04/02 ............        100,312
     225,000   Central Fidelity, 8.15%, 11/15/02 ...............        226,536
     500,000   Huntington Bancshares, 7.88%, 11/15/02 ..........        502,898
     800,000   Wachovia Corp., 8.00%, 11/15/02 .................        804,911
     110,000   Bank One Corp., 7.375%, 12/01/02 ................        110,910
     300,000   Firstar Bank of Milwaukee, 6.25%, 12/01/02 ......        301,625
     115,000   American General Finance, 6.25%, 12/18/02 .......        115,732
     285,000   American General Finance, 5.90%, 01/15/03 .......        287,950
     180,000   Caterpillar Financial Services, 7.93%, 01/15/03 .        182,426
     325,000   Morgan Stanley Dean Witter, 7.125%, 01/15/03 ....        329,248
     250,000   National Rural Utilities, 5.95%, 01/15/03 .......        252,416
   3,042,000   Bear Stearns Co., 6.125%, 02/01/03 ..............      3,077,909
     100,000   Duke Energy Corp., 6.625%, 02/01/03 .............        101,220
     450,000   Salomon Smith Barney, 7.50%, 02/01/03 ...........        458,060
     586,000   General Electric Capital Corp., 7.00%, 02/03/03 .        592,973
     500,000   Merrill Lynch & Co., 7.18%, 02/11/03 ............        509,048
   1,410,000   Merrill Lynch & Co., 6.00%, 02/12/03 ............      1,426,231
     505,000   Salomon Smith Barney, 6.75%, 02/15/03 ...........        512,809
     470,000   Wachovia Corp., 7.25%, 02/15/03 .................        477,025
     200,000   Bank of America Corp., 6.85%, 03/01/03 ..........        203,507

                           TOUCHSTONE FAMILY OF FUNDS
                                      [50]

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 28.0% (CONTINUED)
$    350,000   Dean Witter Discover Card, 6.875%, 03/01/03 .....   $    355,070
     230,000   Fleetboston Financial Corp., 6.875%, 03/01/03 ...        233,065
     350,000   Merrill Lynch & Co., 6.875%, 03/01/03 ...........        355,653
     100,000   American General Finance, 6.20%, 03/15/03 .......        101,538
     100,000   First Union Corp, 6.625%, 03/15/03 ..............        101,553
     670,000   Bear Stearns Co., 6.20%, 03/30/03 ...............        682,562
     200,000   Merrill Lynch & Co., 6.13%, 04/07/03 ............        204,189
     100,000   Bank One Corp., 6.625%, 04/15/03 ................        101,628
     250,000   Bank One Corp., 6.625%, 04/15/03 ................        255,878
   1,190,000   Bear Stearns Co., 6.75%, 04/15/03 ...............      1,212,626
     178,000   Caterpillar Financial Services
                 Corp., 7.28%, 04/15/03 ........................        182,322
     500,000   Citicorp, 6.00%, 04/15/03 .......................        509,734
     120,000   First Union Corp., 9.375%, 04/15/03 .............        123,937
     120,000   Wells Fargo Corp., 6.875%, 04/15/03 .............        122,338
     490,000   Merrill Lynch & Co., 4.97%, 04/30/03 ............        495,374
     700,000   Mississippi Power, 6.05%, 05/01/03 ..............        715,469
   1,000,000   Alabama Power Co., 7.85%, 05/15/03 ..............      1,030,868
     375,000   Associates Corp., 5.96%, 05/15/03 ...............        374,117
     125,000   Bank of America Corp., 7.00%, 05/15/03 ..........        127,832
     200,000   BellSouth Telecommunications, 6.25%, 05/15/03 ...        204,368
     410,000   Salomon Smith Barney, 6.25%, 05/15/03 ...........        419,089
     708,000   Citicorp, 7.13%, 06/01/03 .......................        729,997
     125,000   Bank of New York Co., Inc., 6.625%, 06/15/03 ....        128,698
     500,000   Huntington National Bank, 6.75%, 06/15/03 .......        514,666
     350,000   Key Bank, 6.75%, 06/15/03 .......................        360,571
     302,000   Travelers Group, Inc., 7.00%, 06/15/03 ..........        310,433
     150,000   General Electric Capital Corp., 8.88%, 06/18/03 .        157,250
     200,000   Wells Fargo Corp., 7.25%, 07/14/03 ..............        207,230
     150,000   Societe General, 9.875%, 07/15/03 ...............        158,723
     150,000   Duke Power Corp., 6.125%, 07/22/03 ..............        154,219
     535,000   Bear Stearns Co., 6.70%, 08/01/03 ...............        555,202
     740,000   JP Morgan & Co., Inc., 8.50%, 08/15/03 ..........        778,081
     350,000   Morgan Stanley Dean Witter, 7.125%, 08/15/03 ....        365,326
     250,000   Nations Bank Corp., 6.50%, 08/15/03 .............        259,267
     850,000   Salomon Smith Barney, 6.75%, 08/15/03 ...........        877,825
   1,715,000   PNC Funding Corp., 6.125%, 09/01/03 .............      1,750,836
   1,000,000   Duke Energy Corp., 7.375%, 09/15/03 .............      1,039,822
                                                                   ------------
               TOTAL CORPORATE BONDS ...........................   $ 32,003,597
                                                                   ------------

               TAXABLE MUNICIPAL BONDS - 7.7%
$  1,025,000   Port Authority New York & New Jesery,
                 5.95%, 10/01/02 ...............................   $  1,025,000
   2,400,000   Cleveland, OH, Parking Acquisition
                 Notes, 3.75%, 11/01/02 ........................      2,399,702
   3,455,000   Cook Co., IL, High School District No. 205
                 (Thorton Twnship.), 2.60%, 12/01/02 ...........      3,455,001
      30,000   Texas St. Hsg. Corp., 3.00%, 03/01/03 ...........         30,000
      40,000   Texas St. Hsg. Corp., 3.00%, 03/01/03 ...........         40,000
     343,200   Deerfield Twnship., OH, GO BANS, 3.60%, 05/14/03         344,002
   1,482,000   Darke Co., OH, Real Estate BANS, 3.35%, 07/16/03       1,485,975
                                                                   ------------
               TOTAL TAXABLE MUNICIPAL BONDS ...................   $  8,779,680
                                                                   ------------


                           TOUCHSTONE FAMILY OF FUNDS
                                      [51]

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               COMMERCIAL PAPER - 4.4%
$  5,000,000   Cooperative Assoc. of Tractor Dealers,
                 2.00%, 10/01/02 ...............................   $  5,000,000
                                                                   ------------

               ADJUSTABLE RATE PUT BONDS - 3.9%
$  4,000,000   Eel River Investment Co., 2.60%, 12/03/02 .......   $  4,000,000
     415,000   Moon, PA, IDA (One Thorn Run), 2.75%, 11/01/15 ..        415,000
                                                                   ------------
               TOTAL ADJUSTABLE RATE PUT BONDS .................   $  4,415,000
                                                                   ------------
               ASSET-BACKED SECURITIES - 2.6%
$  3,000,000   United Fidelity Auto Receivables Trust,
                 2.50%, 09/15/03 ...............................   $  3,000,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 98.2% .............   $112,108,276
                                                                   ------------

--------------------------------------------------------------------------------
    FACE
   AMOUNT      REPURCHASE AGREEMENTS - 1.3%                            VALUE
--------------------------------------------------------------------------------
$  1,430,000   Morgan Stanley Dean Witter, Inc., 1.84%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $1,400,073 (Collateralized by $6,680,000 REFC
               Discount Note, 07/15/29, fair value $1,460,382) .   $  1,430,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE
               AGREEMENTS - 99.5% (Amortized Cost $113,538,276)    $113,538,276

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% ....        593,541
                                                                   ------------

               NET ASSETS - 100.0% .............................   $114,131,817
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [52]

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.2%                          VALUE
--------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES - 1.7%
$    750,000   CNH Equipment Trust, Series 2000-B, Class A4,
                 6.95%, 09/15/07 ...............................   $    793,304
                                                                   ------------

               CORPORATE BONDS - 19.7%
$    400,000   Allegheny Energy Inc., 7.75%, 08/01/05 ..........   $    304,990
     475,000   Banc of America Commercial Mortgage, Inc.,
                 5.118%, 07/11/43 ..............................        492,862
     450,000   Bank of New York, 7.30%, 12/01/09 ...............        526,700
     150,000   Deere & Co., 8.95%, 06/15/19 ....................        181,395
     605,000   First Union National Bank, 7.875%, 02/15/10 .....        738,131
     475,000   France Telecom, 7.20%, 03/01/06 .................        505,321
     485,000   General Electric Cap Corp., 6.75%, 03/15/32 .....        520,187
     485,000   General Motors Accept Corp., 6.125%, 08/28/07 ...        488,365
     705,000   GTE North, Inc., 6.40%, 02/15/05 ................        741,806
     500,000   Indiana Michigan Power, 6.125%, 12/15/06 ........        509,989
     470,000   JP Morgan Chase & Co., 6.75%, 02/01/11 ..........        512,688
      66,000   Kaiser Found Hospital, 9.55%, 07/15/05 ..........         75,822
     550,000   Kinder Morgan Energy Partners, 7.75%, 03/15/32 ..        606,295
     535,000   Morgan Stanley Dean Witter, 6.60%, 04/01/12 .....        581,987
     450,000   National Rural Utilities, 6.50%, 03/01/07 .......        484,103
     480,000   Northwest Pipeline, 6.625%, 12/01/07 ............        422,400
     495,000   Oncor Electric Delivery, 7.00%, 05/01/32 ........        523,246
     400,000   Peoples Energy, 6.90%, 01/15/11 .................        447,823
     450,000   Tyco International, 6.375%, 02/15/06 ............        387,000
                                                                   ------------
               TOTAL CORPORATE BONDS ...........................   $  9,051,110
                                                                   ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.4%
$  1,120,000   FHDN Discount Note, 10/01/02 ....................   $  1,120,000
   1,200,000   FHLMC, 6.625%, 09/15/09 .........................      1,404,748
   2,305,000   FNMA, 3.50%, 09/15/04 ...........................      2,370,521
     800,000   FNMA, 3.93%, 09/17/07 ...........................        806,503
     800,000   FNMA, 4.75%, 06/18/07 ...........................        825,268
     475,000   FNMA, 7.125%, 01/15/30 ..........................        588,854
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $  7,115,894
                                                                   ------------

               MORTGAGE-BACKED SECURITIES - 36.9%
$  4,095,037   FHLMC, 6.50%, 08/01/32 ..........................   $  4,250,675
     891,953   FHLMC, 7.00%, 05/01/30 ..........................        941,171
   1,292,896   FNMA, 6.00%, 05/01/31 ...........................      1,329,937
   1,350,000   FNMA, 6.50%, 07/25/27 ...........................      1,418,657
   1,750,000   FNMA, 6.50%, 03/25/30 ...........................      1,816,541
   1,292,927   FNMA, 6.50%, 03/01/32 ...........................      1,340,855
   2,588,476   FNMA, 6.50%, 08/01/32 ...........................      2,684,429
   1,981,332   FNMA, 7.50%, 01/01/31 ...........................      2,091,761
     427,559   FNMA, 8.00%, 05/01/30 ...........................        457,144
     264,095   GNMA, 6.75%, 09/20/24 ...........................        272,230

                           TOUCHSTONE FAMILY OF FUNDS
                                      [53]

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.2% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               MORTGAGE-BACKED SECURITIES - 36.9% (CONTINUED)
$    273,463   GNMA, 8.00%, 07/15/30 ...........................   $    293,485
      80,544   GNMA, 9.00%, 08/15/19 ...........................         89,646
                                                                   ------------
               TOTAL MORTGAGE-BACKED SECURITIES ................   $ 16,986,531
                                                                   ------------

               U.S. TREASURY OBLIGATIONS - 27.5%
$  1,200,000   U.S. Treasury Bond, 8.75%, 05/15/20 .............   $  1,795,078
     930,000   U.S. Treasury Bond, 9.125%, 05/15/18 ............      1,413,527
     200,000   U.S. Treasury Bond, 11.75%, 11/15/14 ............        305,391
   3,290,000   U.S. Treasury Note, 6.75%, 05/15/05 .............      3,693,667
   4,850,000   U.S. Treasury Note, 7.875%, 11/15/04 ............      5,465,343
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS .................   $ 12,673,006
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 101.2%
               (Amortized Cost $45,358,644) ....................   $ 46,619,845

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%) ..       (505,922)
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 46,113,923
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [54]

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 97.2%                           VALUE
--------------------------------------------------------------------------------
               PREFERRED STOCK - 0.5%
$      2,000   CSC Holdings, Inc., 11.125%, 04/1/08 ............   $    131,000
         150   Broadwing Communications, 12.50%, 08/15/09 ......         15,000
         488   Mcleodusa, Inc., 2.50%, 04/18/12 ................            732
                                                                   ------------
               TOTAL PREFERRED STOCK ...........................   $    146,732
                                                                   ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
$    160,000   FHLB Discount Note, 10/01/02 ....................   $    160,000
                                                                   ------------

               CORPORATE BONDS - 96.1%
$    200,000   Healthsouth Corp., 3.25%, 04/01/03 ..............   $    183,250
     100,000   Williams Comm. Group, Inc., 9.25%, 03/15/04 .....         76,000
     100,000   Kaufman & Broad Home Corp., 7.75%, 10/15/04 .....        100,000
     300,000   Transcontinental Gas PL, 6.13%, 01/15/05, 144a ..        279,000
     100,000   American Standard, Inc., 7.375%, 04/15/05 .......        102,250
   1,000,000   Healthsouth Corp., 6.88%, 06/15/05 ..............        740,000
   1,000,000   Alderwoods Group, 11.00%, 01/02/07 ..............        995,000
     100,000   Genesis Health Ventures, 6.86%, 04/02/07 ........         99,000
     200,000   Lyondell Chemical Co., 9.88%, 05/01/07 ..........        185,000
     435,000   Amphenol Corp., 9.88%, 05/15/07 .................        453,488
      51,000   Young Broadcasting, Inc., 8.75%, 06/15/07 .......         45,900
     100,000   Nortek, Inc., 9.13%, 09/01/07 ...................        100,500
     200,000   SC Intl. Services, Inc., 9.25%, 09/01/07 ........        138,000
     100,000   Royal Caribbean Cruises, 7.00%, 10/15/07 ........         83,000
      40,000   Magellan Health Services, 9.38%, 11/15/07, 144a .         26,000
     150,000   Grant Prideco, Inc., 9.63%, 12/1/07 .............        156,000
     115,000   Omnicare, Inc., 5.00%, 12/1/07 ..................        103,644
     100,000   Accuride Corp., 9.25%, 02/01/08 .................         65,000
   1,100,000   Courtyard by Marriott II, 10.75%, 02/01/08 ......      1,102,749
     150,000   Navistar Intl., 8.00%, 02/01/08 .................        127,500
     100,000   BRL Universal Equipment, 8.88%, 02/15/08 ........        102,000
     100,000   Manor Care, Inc., 8.00%, 03/01/08 ...............        102,000
     100,000   Advancepcs, 8.50%, 04/01/08 .....................        100,750
     200,000   Sequa Corp., 8.875%, 04/01/08 ...................        174,000
   1,000,000   Finlay Fine Jewelry Corp., 8.38%, 05/01/08 ......        950,000
     200,000   Avisat Corp., 9.75%, 06/01/08 ...................        185,814
     100,000   Nuevo Energy Co., 9.50%, 06/01/08 ...............         99,250
     200,000   Stewart Enterprises, 10.75%, 07/01/08 ...........        219,000
     100,000   Mission Energy Holding, 13.50%, 07/15/08 ........         31,000
   1,000,000   Nortek, Inc., 8.88%, 08/01/08 ...................        997,500
     250,000   Equistar Chemical Funding, 10.13%, 09/01/08 .....        223,750
     200,000   Felcor Lodging LP, 9.50%, 09/15/08 ..............        198,500
   1,000,000   Allied Waste North America, 7.88%, 01/01/09 .....        930,000
     124,894   Federal-Mogul Corp., 7.50%, 01/15/09 ............         24,979
     760,000   Longview Fibre Co., 10.00%, 01/15/09 ............        779,000
     100,000   Integrated Electric Services, 9.38%, 02/01/09 ...         88,750

                           TOUCHSTONE FAMILY OF FUNDS
                                      [55]

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 97.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 96.1% (CONTINUED)
$     40,000   SBA Communications Corp., 10.25%, 02/01/09 ......   $     21,200
     150,000   Chiquita Brands International, 10.56%,03/15/09 ..        154,500
     100,000   California Steel Ind., 8.50%, 04/01/09 ..........        100,500
   1,000,000   Charter Comm., 8.63%, 04/01/09 ..................        615,000
     200,000   Beverly Enterprises, Inc., 9.63%, 04/15/09 ......        167,000
     100,000   Block Comm., Inc., 9.25%, 04/15/09 ..............        100,000
     200,000   Susquehanna Media Co., 8.50%, 05/15/09 ..........        202,000
     100,000   AES Corp., 9.50%, 06/01/09 ......................         52,000
     384,000   CSC Holdings, Inc., 8.13%, 07/15/09 .............        314,880
     125,000   Schuler Homes, 9.38%, 07/15/09 ..................        124,375
     100,000   Allied Waste North America, 10.00%, 08/01/09 ....         92,000
   1,000,000   Swift & Co., 10.13%, 10/01/09, 144a .............        927,500
     200,000   Williams Cos., 10.88%, 10/01/09 .................         20,000
     100,000   Primus Telecom Group, 12.75%, 10/15/09 ..........         50,000
     100,000   Adelphia Comm., 9.375%, 11/15/09 ................         36,000
     100,000   Alliance Atlantis Comm., 13.00%, 12/15/09 .......        106,000
     200,000   Charter Comm. Hlds/Chrt Cap., 10.25%, 01/15/10 ..        124,000
     200,000   Coinmach Corp., 9.00%, 02/01/10, 144a ...........        206,500
     200,000   Level 3 Communications, 11.25%, 03/15/10 ........        108,000
     100,000   Orion Power Holdings, Inc., 12.00%, 05/1/10 .....         77,000
     200,000   Flextronics Intl. Ltd., 9.88%, 07/01/10 .........        199,000
     200,000   Tech Olympic USA, Inc., 9.00%, 07/01/10, 144a ...        183,000
     180,000   Pemex Project FDG Master TR, 9.13%, 10/13/10 ....        191,700
     100,000   Stone Container Corp., 9.75%, 02/01/11 ..........        104,000
     200,000   Briggs & Stratton Corp., 8.88%, 03/15/11 ........        210,000
     100,000   Lone Star Technologies, 9.00%, 06/01/11 .........         88,000
     100,000   Meritage Corp, 9.75%, 06/01/11 ..................        100,250
   1,000,000   Fresenius Medical Capital Tr. IV, 7.88%, 06/15/11        815,000
     100,000   MacDermid, Inc., 9.13%, 07/15/11 ................        105,000
     100,000   Quebecor Media, Inc., 11.13%, 07/15/11 ..........         80,000
     100,000   Teekay Shipping Corp., 8.88%, 07/15/11 ..........        103,500
   1,000,000   Crown Castle Intl. Corp., 10.75%, 08/01/11 ......        670,000
     200,000   Tyson Foods, Inc., 8.25%, 10/01/11 ..............        238,774
     250,000   Dimon, Inc., 9.63%, 10/15/11 ....................        261,563
     200,000   Ingles Market, Inc., 8.88%, 12/01/11 ............        182,000
     150,000   Allegheny Technologies, 8.375%, 12/15/11 ........        151,643
   1,000,000   Gray Television, Inc., 9.25%, 12/15/11 ..........      1,020,000
     200,000   Olin Corp., 9.13%, 12/15/11 .....................        228,462
   1,060,000   Pathmark Stores, 8.75%, 02/01/12 ................        980,500
     200,000   Circus & Eldorado/Silver Leg, 10.13%, 03/01/12 ..        198,500
     200,000   Consol Energy, Inc., 7.875%, 03/01/12 ...........        216,918
   1,200,000   Corus Entertainment, Inc., 8.75%, 03/01/12 ......      1,221,000
     150,000   Northwestern Corp., 8.75%, 03/15/12, 144a .......        108,955
      95,000   Rotech Healthcare, Inc., 9.50%, 04/01/12, 144a ..         89,063
     200,000   Tesoro Petroleum Corp., 9.63%, 04/01/12, 144a ...        112,000
     100,000   Alltrista Corp., 9.75%, 05/01/12 ................         99,000
     100,000   AT&T Wireless Services, Inc., 8.13%, 05/01/12 ...         77,000
   1,000,000   El Paso Corp., 7.88%, 06/15/12 ..................        680,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [56]

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 97.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 96.1% (CONTINUED)
$  1,000,000   Ferrell Gas Partners LP, 8.75%, 06/15/12 ........   $  1,020,000
     200,000   Burns Philp Capital Property Ltd., 9.75%,
                 07/15/12, 144a ................................        198,500
     200,000   Transcontinental Gas Pipe Corp., 8.88%, 07/15/12         190,000
   1,000,000   Chesapeake Energy Chk., 9.00%, 08/15/12, 144a ...      1,027,500
   1,000,000   Jefferson Smurfit Corp., 8.25%, 10/01/12, 144a ..        995,000
     180,000   Husky Oil Ltd., 8.90%, 08/15/28 .................        204,323
                                                                   ------------
               TOTAL CORPORATE BONDS ...........................   $ 26,316,180
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 97.2% .............   $ 26,622,912
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
   SHARES      WARRANTS - 0.0%                                         VALUE
--------------------------------------------------------------------------------
       1,083   Mcleodusa, Inc. .................................   $         43
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND WARRANTS - 97.2%
               (Amortized Cost $28,163,131) ....................   $ 26,622,955

               OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8% ....        761,950
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 27,384,905
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [57]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.3%                          VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.5%
$  1,250,000   FHLB Discount Note, 10/01/02 ....................   $  1,250,000
   1,500,000   FNMA, 3.50%, 09/15/04 ...........................      1,542,639
   2,000,000   FNMA, 5.25%, 06/15/06 ...........................      2,168,961
     500,000   FNMA, 7.125%, 03/15/07 ..........................        584,771
     640,000   FNMA, 4.75%, 06/18/07 ...........................        660,214
     660,000   FNMA, 3.93%, 09/17/07 ...........................        665,365
   1,250,000   FNMA, 5.25%, 01/15/09 ...........................      1,360,889
     500,000   FNMA, 6.40%, 05/14/09 ...........................        525,079
     550,000   FHLMC, 6.625%, 09/15/09 .........................        643,843
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $  9,401,761
                                                                   ------------

               U.S. TREASURY OBLIGATIONS - 32.1%
$  2,750,000   U.S. Treasury Note, 3.00%, 11/30/03 .............   $  2,798,232
   1,000,000   U.S. Treasury Note, 7.875%, 11/15/04 ............      1,126,875
   2,350,000   U.S. Treasury Note, 6.75%, 05/15/05 .............      2,638,333
     500,000   U.S. Treasury Note, 3.25%, 08/15/07 .............        515,352
   1,250,000   U.S. Treasury Bond, 6.50%, 02/15/10 .............      1,508,496
     750,000   U.S. Treasury Bond, 12.00%, 08/15/13 ............      1,107,598
   1,000,000   U.S. Treasury Bond, 11.25%, 02/15/15 ............      1,693,516
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS .................   $ 11,388,402
                                                                   ------------

               MORTGAGE-BACKED SECURITIES - 42.7%
$  1,728,733   FNMA, 6.50%, 06/01/16 ...........................   $  1,811,440
   1,836,808   FNMA, 6.50%, 04/01/17 ...........................      1,924,685
     225,721   GNMA, 6.75%, 09/20/24 ...........................        232,674
     800,000   FHLMC, 6.00%, 03/15/25 ..........................        823,649
   1,311,809   FHLMC, 6.00%, 12/01/28 ..........................      1,358,536
     513,165   FNMA, 8.00%, 02/01/31 ...........................        548,674
   1,817,654   FNMA, 6.00%, 04/01/31 ...........................      1,869,729
   1,000,000   WFMBS, 6.75%, 07/25/31 ..........................      1,041,030
   1,886,432   FHLMC, 6.50%, 08/01/32 ..........................      1,958,128
   2,600,000   FHLMC, 6.50%, 09/01/32 ..........................      2,701,157
     875,000   FNCL, 7.00%, 10/01/32 ...........................        899,063
                                                                   ------------
               TOTAL MORTGAGE-BACKED SECURITIES ................   $ 15,168,765
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 101.3%
               (Amortized Cost $34,873,835) ....................   $ 35,958,928

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%) ..       (450,942)
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 35,507,986
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.


                           TOUCHSTONE FAMILY OF FUNDS
                                      [58]

NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

ADJUSTABLE RATE PUT BONDS

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
DFA - Development Finance Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHDN - Federal Home Loan Discount Note
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNCL - Fannie Mae Covnentional Loan
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFA - Multi-Family Authority
MFH - Multi-Family Housing
PFA - Public Finance Authority
REFC - Resolution Funding Corporation
SLMA - Student Loan Marketing Association
WFMBS - Wells Fargo Mortgage Backed Securities
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [59]

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders

Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Investment Trust
(comprised of U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, Core Bond Fund, High Yield Fund, and Intermediate Term U.S. Government Bond Fund) (collectively, the "Funds") as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and for the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, High Yield Fund, and Intermediate Term U.S. Government Bond Fund the financial highlights for each of the three years or periods then ended, and for the Core Bond Fund the financial highlights for each of the three years or periods then ended and for the year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the two years ended September 30, 1999 for the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, and Intermediate Term U.S. Government Bond Fund were audited by other auditors whose report dated October 27, 1999 expressed an unqualified opinion. The financial highlights presented herein for each of the two years ended December 31, 1998 for the Core Bond Fund were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Touchstone Investment Trust at September 30, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and for the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, High Yield Fund, and Intermediate Term U.S. Government Bond Fund the financial highlights for each of the three years or periods then ended, and for the Core Bond Fund the financial highlights for each of the three years or periods then ended and for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio

November 13, 2002

PART C.          OTHER INFORMATION
-------          -----------------

Item 23.          Exhibits
-------           --------
    (a)(i)           ARTICLES OF INCORPORATION
                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

       (v) Amendments dated March 16, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

       (vi) Amendment dated April 6, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (vii) Amendment dated September 21, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (viii) Amendment dated March 27, 2001 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is hereby incorporated by reference.

      (ix) Amendment dated June 14, 2002 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

      (x) Amendment dated November 21, 2002 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

    (b)(i)           BYLAWS
                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, are hereby incorporated by reference.

       (ii) Amendment to Bylaws adopted on January 10, 1984, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

      (d)            INVESTMENT ADVISORY CONTRACTS

         (i) Form of Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Investment Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (ii) Form of Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iii) Form of Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iv) Form of Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Touchstone Intermediate Term U.S. Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (v) Form of Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Touchstone U.S. Government Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (vi) Form of Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

        (vii) Form of Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Touchstone Institutional U.S. Government Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

     (e)           UNDERWRITING CONTRACTS
         (i) Form of Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is incorporated by reference.

         (ii) Form of Underwriter's Dealer Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is incorporated by reference.

      (f)          BONUS OR PROFIT SHARING CONTRACTS
                   Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76 is hereby incorporated by reference.

      (g)          CUSTODIAN AGREEMENTS
         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the U.S. Government Money Market Fund, the Intermediate Term U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund, the Money Market Fund and the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

        (ii) Custody Agreement with Investors Bank & Trust Company, the Custodian for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

       (iii) Delegation Agreement with Investors Bank & Trust Company, the Custodian for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

      (h)          OTHER MATERIAL CONTRACTS
          (i) Form of Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86, is hereby incorporated by reference.

         (ii) Form of Registrant's Transfer Agency Agreement is filed herewith.

        (iii) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86, is hereby incorporated by reference.

        (iv) Form of Registrant's Administration Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86, is hereby incorporated by reference.

       (v) Allocation Agreement providing for the allocation of proceeds received under the joint Fidelity Bond, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

       (vi) Amended Expense Limitation Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

      (vii) Sponsor Agreement for the Core Bond Fund and High Yield Fund is filed herewith.

      (i)         LEGAL OPINION
                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (j)         OTHER OPINIONS
                  Consent of Independent Accountants is filed herewith.

      (k)         OMITTED FINANCIAL STATEMENTS
                  None

      (l)         INITIAL CAPITAL AGREEMENTS
                  None.

      (m)         RULE 12B-1 PLAN
           (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

          (iv) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class S Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

          (v) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

          (vi) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

      (n)         RULE 18f-3 PLAN
                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

     (p)          CODE OF ETHICS
           (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (ii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, and including persons who served as directors or officers of Midwest Income Investment Company (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Trust" shall include Midwest Income Investment Company, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc., in its capacity as investment advisor and Fort Washington Investment Advisors, Inc., in its capacity as sub-advisor and Touchstone Securities, Inc., in its capacity as principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-
               ADVISOR
               ----------------------------------------------------------------
          A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone Tax-Free  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)   Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc., Touchstone Securities, Inc., IFS Fund Distributors, Inc., Integrated Fund Services, Inc. and Fort Washington Brokerage Services, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (7)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c) Assistant Treasurer of Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust

               (8)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (9)  James N. Clark, A Director of the Advisor

                    (a) A Director of IFS Financial Services, Inc., IFS
                        Insurance Agency, Inc. and IFS Systems, Inc.

               (10)  Robert F. Morand, Secretary of the Advisor

                     (a) Secretary of Touchstone Securities, Inc., IFS Agency
                         Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                     (b) Assistant Secretary of IFS  Financial Services, Inc.
                         and Touchstone Advisors, Inc.

               (11)   Donald  W. Cummings, Vice President of the Advisor

                     (a) Chief Financial Officer of Integrity Life Insurance 515 West Market Streeet, Louisville, Kentucky

               (12)   Kevin L. Howard, Vice President of the Advisor

                     (a) Vice President and General Counsel of Integrity Life Insurance, 515 West Market Street, Louisville, Kentucky

               (13)   Patrick T. Bannigan, Senior Vice President of the Advisor

                      (a)  Senior Vice President of Touchstone Securities, Inc.

                      (b) Senior Vice President of Evergreen Investment Services until March 2002.

              (14)    Michael S. Spangler, Vice President of the Advisor

                      (a)  Vice President of Touchstone Securities, Inc.

                      (b) Vice President of Evergreen Investment Services until July 2002.

          B.   FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft.  Washington") is a
               registered   investment   adviser  which  provides   sub-advisory
               services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Tax-Free Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington - See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust

               (3)  James  J.  Vance,  Treasurer  of  Ft. Washington -
                     See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager, Private Investment Counsel of Ft. Washington

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington

               (9)  James A. Markley, Managing Director of Ft. Washington

               (10) Roger M. Lanham - Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (11) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (12) John J. O'Connor, Director of Research of Ft. Washington

               (13) Timothy J. Policinksi, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (i) Vice President - Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June
                        2001

               (14) Daniel J. Carter, Assistant Portfolio Manager - Fixed Income
                    of Ft. Washington

                    (i) Securities Analyst at Ohio Casualty Group until 2000.

               (15) Thomas L. Finn, Vice President and Senior Portfolio Manager
                    of Ft. Washington

                    (i) Vice President and Senior Portfolio Manager of Provident
                        Financial Group until May 2002

               (16) Michele Hawkins - Compliance Officer of Ft. Washington

               (17) Kenneth Ryan - Assistant Vice President - Director of
                    Operations of Ft. Washington

               (18) Donald J. Wuebbling - Secretary of Ft. Washington See biography above

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

                    Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.
                   *The address is 420 East Fourth Street, Cincinnati, Ohio
                    45202.
                  **The address is 400 Broadway, Cincinnati, Ohio 45202.
                 ***The address is 515 West Market Street, Louisville, Kentucky
                    40202.


                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Treasurer          Assistant
                                                              Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None


                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Donald W. Cummings***  Vice President      None

                    Donald J. Wuebbling**  Director            None

                    John R. Lindholm**     Vice President      None

                    Partick T. Bannigan    Senior Vice         President
                                           President

                    Michael S. Spangler    Vice President      Vice President

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that this Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 31st day of January, 2003.

                                             TOUCHSTONE INVESTMENT TRUST


                                              By:/s/ Tina D. Hosking
                                                 ---------------------------
                                                 Tina D. Hosking
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 31st day of January, 2003.


/s/ Patrick T. Bannigan
-------------------------              President
PATRICK T. BANNIGAN


/s/ Scott A. Englehart
-------------------------              Treasurer
SCOTT A. ENGLEHART


*JOHN F. BARRETT                       Trustee
---------------------

*JILL T. MCGRUDER                      Trustee
---------------------

* WILLIAM O. COLEMAN                   Trustee
----------------------

* PHILLIP R. COX                       Trustee
----------------------

* H. JEROME LERNER                     Trustee
----------------------

* OSCAR P. ROBERTSON                   Trustee
----------------------

* ROBERT E. STAUTBERG                  Trustee
----------------------

* J. LELAND BREWSTER                   Trustee
----------------------

*JOHN P. ZANOTTI                       Trustee
---------------------


  By /s/ Tina D. Hosking
    --------------------------
    Tina D. Hosking
   *Attorney-in-Fact
    January 31, 2003

                        EXHIBIT INDEX
                        --------------



EXHIBIT INDEX

1.  Form of Transfer Agency Agreement

2.  Sponsor Agreement for Core Bond Fund and High Yield Fund

3.  Consent of Independent Auditors